UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Total Factor Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 07/31/2018

Item 1 – Report to Stockholders

JULY 31, 2018

ANNUAL REPORT

BlackRock FundsSM

➢	BlackRock Total Factor Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended July 31, 2018, the strongest corporate profits in seven years drove the equity market higher, while rising interest rates constrained bond returns. Though the market’s appetite for risk remained healthy, risk-taking was tempered somewhat, as shorter-term, higher-quality securities led the bond market, and U.S. equities outperformed most international stock markets.

Strong equity performance worldwide was driven by synchronized economic growth across the most influential economies. However, volatility in emerging market stocks rose, as U.S.-China trade relations and debt concerns weighed heavily on the Chinese stock market, while Turkey became embroiled in a currency crisis shortly after the end of the reporting period.

Short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased, leading to a negative return for long-term U.S. Treasuries and a substantial flattening of the yield curve. Many investors are concerned with the flattening yield curve as a harbinger of recession, but given the extraordinary monetary measures in the last decade, we believe a more accurate barometer for the economy is the returns along the risk spectrums in stock and bond markets. Although the fundamentals in credit markets remained relatively solid, investment-grade bonds declined slightly, and high-yield bonds posted modest returns.

In response to rising growth and inflation, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates three times during the reporting period. The Fed also reduced its $4.3 trillion balance sheet by approximately $180 billion during the reporting period, gradually reversing the unprecedented stimulus measures it enacted after the financial crisis. Meanwhile, the European Central Bank announced that its bond-purchasing program would conclude at the end of the year, while also expressing its commitment to low interest rates. In contrast, the Bank of Japan continued to expand its balance sheet through bond purchasing while lowering its expectations for inflation.

The U.S. economy continued to gain momentum despite the Fed’s modest reduction of economic stimulus; unemployment declined to 3.9%, wages increased, and the number of job openings reached a record high. Strong economic performance may justify a more rapid pace of rate hikes in 2018, as the headline inflation rate and investors’ expectations for inflation have already surpassed the Fed’s target of 2.0%.

While U.S. monetary policy is seeking to restrain economic growth and inflation, fiscal policy has produced new sources of growth that could nourish the economy for the next few years. Corporate tax cuts and repatriation of capital held abroad could encourage a virtuous cycle of business spending. Lower individual tax rates coupled with the robust job market may refresh consumer spending.

We continue to believe the primary risks to economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. Given the deflationary forces of technology and globalization, a substantial increase in inflation is unlikely to materialize as long as the unemployment rate remains above 3.0%. However, we are closely monitoring trade protectionism and the rise of populism in Western nations. In particular, the outcome of trade negotiations between the United States and China is likely to influence the global growth trajectory and set the tone for free trade in many other nations.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	0.70%	16.24%
U.S. small cap equities (Russell 2000® Index)	6.75	18.73
International equities (MSCI Europe, Australasia, Far East Index)	(5.12)	6.40
Emerging market equities (MSCI Emerging Markets Index)	(11.94)	4.36
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.85	1.43
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(0.95)	(3.66)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.45)	(0.80)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.20	1.21
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	0.65	2.60
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of July 31, 2018	BlackRock Total Factor Fund

Investment Objective

BlackRock Total Factor Fund (the “Fund”) investment objective is to seek total return.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended July 31, 2018, the Fund underperformed its reference benchmark, a blend of 60% MSCI World Index Hedged USD Net/40% Bloomberg Barclays U.S. Aggregate Bond Index.

What factors influenced performance?

The Fund is a liquid alternative investment that utilizes a factor investing approach in order to provide a diversified engine for growth. The Fund targets multiple return drivers, or factors, across many asset classes and geographies. By leveraging a long/short implementation framework, the strategy seeks to isolate broad and persistent sources of returns, all the while maintaining a low correlation to equity and fixed income markets and being designed to be resilient to market shocks and drawdowns.

The value factor was the primary detractor from the Fund’s relative performance in the period, largely due to long/short single name equity positions in which relatively expensive firms continued to outperform cheaper companies, as well as long/short positions in bonds where debt from countries with lower real yields outperformed. Additionally, net long exposure to developed market sovereign debt detracted, particularly in North America, as yields rose on the back of increased inflation fears.

From a factor perspective, momentum was the strongest performer as it drove bonds, individual stocks, and commodities higher over the period. Within the long/short allocation, fixed income and single name stock positions were the standout performers, as the momentum factor drove performance within fixed income while defensive factors such as quality and low volatility added value within single name stocks. Additionally, net long exposure to a diversified basket of inflation-linked bonds, equity markets and commodities contributed positively as global growth continued to grind higher, corporate earnings exceeded expectations, and trade worries led commodity prices higher.

The Fund routinely holds derivatives including futures and swaps to gain exposure to single name stocks, global bonds, commodities, and equity market indices in a cost-efficient and capital-efficient manner. Additionally, the Fund holds currency forwards as a means to protect against unintended exposure to foreign currency risk. Over the 12-month period, the use of derivatives had a positive impact on Fund performance.

The Fund holds large unencumbered cash positions to meet collateral calls on derivative positions. The cash balance did not have a material impact on performance.

Describe recent portfolio activity.

The Fund’s allocation of its risk budget shifted slightly toward the long/short component of the portfolio that aims to isolate risk factors such as value, momentum, carry (incremental income), quality and low volatility across asset classes, with little to no exposure to market risk. Additionally, the portfolio added exposure to long/short currencies and net long exposure to credit in order to expand the range of asset classes over which the strategy can aim to harness risk premiums.

Describe portfolio positioning at period end.

The Fund seeks to deliver absolute returns by balancing risks among bonds, equities, commodities and diversifying strategies. At the end of the period, the portfolio was modestly overweight to risk within equities, with total risk slightly below the Fund’s long-term strategic target.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments (a)
Foreign Government Obligations	86%
U.S. Treasury Obligations	14

(a)	Total investments exclude short-term securities.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments (a)
Republic of France	32%
Commonwealth of Australia	18
Canadian Government Bond	14
U.K. Treasury Inflation Linked Bonds	13
Federal Republic of Germany	10
U.S. Treasury Inflation Linked Notes	9
U.S. Treasury Inflation Linked Bonds	4

(a)	Total investments exclude short-term securities.

4	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of July 31, 2018 (continued)	BlackRock Total Factor Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

(c)

The Fund invests in a broad range of global asset classes, such as equity securities, fixed and floating rate debt instruments, derivatives, other investment companies, including exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and commodity-related instruments. The Fund’s total returns prior to February 3, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Strategic Risk Allocation Fund.

(d)	This customized weighted index is comprised of the returns of the 60% MSCI World Index Hedged USD Net and the 40% Bloomberg Barclays U.S. Aggregate Bond Index.
(e)

An index composed of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States and calculated with net dividends reinvested daily on the ex-dividends date 100% hedged to USD using 1-month forward exchange rates.

(f)

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Performance Summary for the Period Ended July 31, 2018

		Average Annual Total Returns (a),(b)
		1 Year		5 Years		Since Inception(c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(1.26)%	4.59%	N/A	5.04%	N/A	3.69%	N/A
Investor A	(1.36)	4.35	(1.13)%	4.78	3.65%	3.43	2.44%
Investor C	(1.66)	3.62	2.62	4.01	4.01	2.66	2.66
Class K	(1.26)	4.61	N/A	5.05	N/A	3.69	N/A
60% MSCI World Index Hedged USD Net/40% Bloomberg Barclays U.S. Aggregate Bond Index	0.49	7.65	N/A	7.54	NA	8.37	NA
MSCI World Index Hedged USD Net	1.06	13.51	N/A	11.01	NA	12.93	NA
Bloomberg Barclays U.S. Aggregate Bond Index	(0.45)	(0.80)	N/A	2.25	NA	1.57	NA

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund invests in a broad range of global asset classes, such as equity securities, fixed and floating rate debt instruments, derivatives, other investment companies, including exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and commodity-related instruments. The Fund’s total returns prior to February 3, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Strategic Risk Allocation Fund.

(c)	The Fund commenced operations on December 27, 2012.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	5

Fund Summary as of July 31, 2018 (continued)	BlackRock Total Factor Fund

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (02/01/18)	Ending Account Value (07/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$987.40	$2.66	$1,000.00	$1,022.12	$2.71	0.54%
Investor A	1,000.00	986.40	3.94	1,000.00	1,020.83	4.01	0.80
Investor C	1,000.00	983.40	7.62	1,000.00	1,017.11	7.75	1.55
Class K	1,000.00	987.40	2.46	1,000.00	1,022.32	2.51	0.50

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal period divided by 365.

See “Disclosure of Expenses” on Page 7 for further information on how expenses were calculated.

6	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Share performance shown prior to the February 3, 2017 inception is that of Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would not have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a share-holder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at NAV on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.

Di sclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example on the previous pages (which are based on a hypothetical investment of $1,000 invested on February 1, 2018 and held through July 31, 2018) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical example that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholder’s ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Consolidated Notes to Financial Statements.

ABOUT FUND PERFORMANCE / DISCLOSURE OF EXPENSES / DERIVATIVE FINANCIAL INSTRUMENTS	7

Consolidated Schedule of Investments July 31, 2018	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Foreign Government Obligations — 13.9%

Australia — 3.0%
Commonwealth of Australia:
1.00%, 11/21/18	AUD	123	$91,417
4.00%, 08/20/20		1,109	886,131
1.25%, 02/21/22		872	667,618
3.00%, 09/20/25		1,187	1,026,752
0.75%, 11/21/27		520	392,406
2.50%, 09/20/30		747	667,502
2.00%, 08/21/35		595	520,573
1.25%, 08/21/40		485	383,412

			4,635,811
Canada — 2.2%
Canadian Government Bond:
4.25%, 12/01/21	CAD	498	431,763
4.25%, 12/01/26		478	478,375
4.00%, 12/01/31		504	555,072
3.00%, 12/01/36		453	489,516
2.00%, 12/01/41		469	464,022
1.50%, 12/01/44		544	502,086
1.25%, 12/01/47		374	334,085
0.50%, 12/01/50		267	196,847

			3,451,766
France — 5.1%
Republic of France:
1.30%, 07/25/19	EUR	352	422,179
2.25%, 07/25/20		619	781,787
0.10%, 03/01/21		373	454,816
0.10%, 07/25/21		220	269,224
1.10%, 07/25/22		425	549,888
2.10%, 07/25/23		509	699,714
0.25%, 07/25/24		578	739,024
0.10%, 03/01/25		268	338,430
1.85%, 07/25/27		471	694,738
0.10%, 03/01/28		196	248,519
3.40%, 07/25/29		310	536,092
0.70%, 07/25/30(a)		442	604,308
3.15%, 07/25/32		307	556,280
0.10%, 07/25/36(a)		92	117,306
1.80%, 07/25/40		379	662,703
0.10%, 07/25/47(a)		217	278,617

			7,953,625
Germany — 1.5%
Federal Republic of Germany:
1.75%, 04/15/20		494	606,843
0.10%, 04/15/23		465	583,038
0.10%, 04/15/26		396	510,246
0.50%, 04/15/30		305	417,725
0.10%, 04/15/46		210	298,839

			2,416,691
United Kingdom — 2.1%
U.K. Treasury Inflation Linked Bonds:
0.13%, 11/22/19	GBP	56	76,255
2.50%, 04/16/20		67	94,744
1.88%, 11/22/22		82	126,496
0.13%, 03/22/24		71	104,620
2.50%, 07/17/24		86	143,110
0.13%, 03/22/26		65	98,546
1.25%, 11/22/27		43	74,063
0.13%, 03/22/29		47	75,126
4.13%, 07/22/30		42	95,689
1.25%, 11/22/32		65	125,036

Security		Par (000)	Value
United Kingdom (continued)
0.75%, 03/22/34	GBP	73	$135,718
2.00%, 01/26/35		49	106,396
0.13%, 11/22/36		76	136,177
1.13%, 11/22/37		59	125,853
0.63%, 03/22/40		65	134,426
0.63%, 11/22/42		66	144,410
0.13%, 03/22/44		75	152,001
0.13%, 03/22/46		65	135,938
0.75%, 11/22/47		45	109,286
0.13%, 08/10/48		51	110,653
0.50%, 03/22/50		53	127,866
0.25%, 03/22/52		46	110,528
1.25%, 11/22/55		44	140,192
0.13%, 11/22/56		42	105,531
0.13%, 03/22/58		44	111,662
0.38%, 03/22/62		48	139,626
0.13%, 11/22/65		43	125,637
0.13%, 03/22/68		45	137,352

			3,302,937

Total Foreign Government Obligations — 13.9% (Cost: $22,027,863)			21,760,830

U.S. Treasury Obligations — 2.2%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27	USD	130	186,015
2.00%, 01/15/26		70	96,135
1.75%, 01/15/28		60	77,751
3.63%, 04/15/28		40	78,009
2.50%, 01/15/29		50	67,992
3.88%, 04/15/29		35	69,708
3.38%, 04/15/32		15	27,961
2.13%, 02/15/40 - 02/15/41		100	143,714
0.75%, 02/15/42 - 02/15/45		130	136,198
0.63%, 02/15/43		70	71,405
1.38%, 02/15/44		60	71,219
1.00%, 02/15/46 - 02/15/48		90	95,290
0.88%, 02/15/47		50	51,281
U.S. Treasury Inflation Linked Notes:
0.13%, 04/15/19 - 07/15/26(b)		905	941,134
1.88%, 07/15/19		20	23,839
1.38%, 01/15/20		30	35,117
1.25%, 07/15/20		110	128,236
1.13%, 01/15/21		120	138,812
0.63%, 07/15/21 - 01/15/26		370	389,116
0.38%, 07/15/23 - 07/15/27(b)		405	412,350
0.25%, 01/15/25(b)		105	107,487
0.50%, 01/15/28		90	88,703

Total U.S. Treasury Obligations — 2.2% (Cost: $3,484,658)			3,437,472

Total Long-Term Investments — 16.1% (Cost: $25,512,521)			25,198,302

		Shares
Short-Term Securities — 73.7%

Money Market Funds — 4.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79%(c)(e)		7,557,030	7,557,030

Total Money Market Funds — 4.8% (Cost: $7,557,030)			7,557,030

8	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations — 68.9%
U.S. Treasury Bills(d):
1.82%, 08/16/18	19,500	$19,484,857
1.87%, 09/13/18	32,000	31,928,047
2.03%, 12/06/18	35,000	34,748,734
2.13%, 01/17/19	22,000	21,781,567

Total U.S. Treasury Obligations — 68.9% (Cost: $107,948,785)		107,943,205

Total Short-Term Securities — 73.7% (Cost: $115,505,815)		115,500,235

Total Investments — 89.8% (Cost: $141,018,336)		140,698,537
Other Assets Less Liabilities — 10.2%		16,059,902

Net Assets — 100.0%		$156,758,439

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(c)	Annualized 7-day yield as of period end.
(d)	Rates are discount rates or a range of discount rates at the time of purchase.

(e)

During the year ended July 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	22,948,332	(15,391,302)	7,557,030	$7,557,030	$229,397	$110	$—

(a)	Includes net capital gain distributions.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Amsterdam Exchanges Index	32	08/17/18	$4,274	$59,662
CAC 40 10 Euro Index	70	08/17/18	4,510	54,291
IBEX 35 Index	18	08/17/18	2,079	41,807
WTI Crude Oil(a)	48	08/21/18	3,300	(132,308)
Natural Gas(a)	207	08/29/18	5,759	13,624
Hang Seng China Enterprises Index	130	08/30/18	9,114	(34,821)
Hang Seng Index	8	08/30/18	1,449	(17,949)
Brent Crude Oil(a)	69	08/31/18	5,120	(21,403)
Low Sulphur Gasoil(a)	24	09/12/18	1,577	45,064
TOPIX Index	20	09/13/18	3,127	31,962
Australian Government Bonds (10 Year)	673	09/17/18	64,605	201,962
ASX SPI 200 Index	35	09/20/18	4,042	11,519
FTSE 100 Index	53	09/21/18	5,359	74,079
FTSE/MIB Index	67	09/21/18	8,691	62,724

				390,213

Short Contracts
OMXS30 Index	387	08/17/18	7,120	(217,075)
SGX NIFTY 50 Index	189	08/30/18	4,301	(91,673)
RBOB Gasoline(a)	83	08/31/18	7,253	(111,580)
S&P/TSX 60 Index	4	09/20/18	602	350
DAX Index	5	09/21/18	1,873	(18,305)
S&P 500 E-Mini Index	103	09/21/18	14,508	(246,196)
100 oz Gold(a)	53	12/27/18	6,538	670

				(683,809)

				$(293,596)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,700,000		USD	1,253,955	BNP Paribas SA	09/19/18	$9,303
AUD	1,731,000	(a)	USD	1,280,593	JP Morgan Chase Bank NA	09/19/18	5,701
AUD	3,364,000	(a)	USD	2,488,626	Morgan Stanley & Co. International plc	09/19/18	11,139
BRL	1,002,000	(a)	USD	264,213	HSBC Bank plc	09/19/18	1,315
CAD	1,613,000	(a)	USD	1,231,701	JP Morgan Chase Bank NA	09/19/18	9,296
CAD	3,924,000	(a)	USD	2,974,905	Morgan Stanley & Co. International plc	09/19/18	44,110
EUR	2,957,000	(a)	USD	3,460,718	JP Morgan Chase Bank NA	09/19/18	9,723
EUR	2,583,000	(a)	USD	3,024,291	Morgan Stanley & Co. International plc	09/19/18	7,210
GBP	297,000	(a)	USD	387,566	Morgan Stanley & Co. International plc	09/19/18	3,068
INR	16,770,000	(a)	USD	241,322	BNP Paribas SA	09/19/18	2,057
INR	1,129,909,000	(a)	USD	16,390,245	HSBC Bank plc	09/19/18	7,876
INR	594,051,000	(a)	USD	8,556,068	JP Morgan Chase Bank NA	09/19/18	65,265
MXN	62,138,000	(a)	USD	3,080,940	JP Morgan Chase Bank NA	09/19/18	226,089
MXN	100,924,000	(a)	USD	5,266,805	Morgan Stanley & Co. International plc	09/19/18	104,443
RUB	38,488,000	(a)	USD	606,683	Bank of America NA	09/19/18	6,262
RUB	55,237,000	(a)	USD	865,727	HSBC Bank plc	09/19/18	13,957
RUB	23,195,000	(a)	USD	364,587	JP Morgan Chase Bank NA	09/19/18	4,808
SEK	931,000	(a)	USD	105,452	JP Morgan Chase Bank NA	09/19/18	826
SEK	1,504,000	(a)	USD	170,293	Morgan Stanley & Co. International plc	09/19/18	1,395
TWD	25,592,000	(a)	USD	835,780	Bank of America NA	09/19/18	3,977
TWD	38,289,000	(a)	USD	1,252,527	HSBC Bank plc	09/19/18	3,860
USD	111,739		AUD	150,000	Bank of America NA	09/19/18	275
USD	5,794,688	(a)	AUD	7,674,062	JP Morgan Chase Bank NA	09/19/18	92,147
USD	35,938	(a)	BRL	135,000	Bank of America NA	09/19/18	163
USD	218,584	(a)	CHF	215,000	JP Morgan Chase Bank NA	09/19/18	541
USD	17,860,795	(a)	EUR	15,104,202	JP Morgan Chase Bank NA	09/19/18	133,961
USD	3,788,624	(a)	GBP	2,836,006	JP Morgan Chase Bank NA	09/19/18	58,522
USD	819,018	(a)	HKD	6,418,000	JP Morgan Chase Bank NA	09/19/18	422
USD	191,403		HKD	1,500,000	Morgan Stanley & Co. International plc	09/19/18	83
USD	8,427,518	(a)	JPY	923,923,633	JP Morgan Chase Bank NA	09/19/18	136,999
USD	1,359,233	(a)	JPY	150,715,000	Morgan Stanley & Co. International plc	09/19/18	6,843
USD	131,436	(a)	NOK	1,068,000	JP Morgan Chase Bank NA	09/19/18	243
USD	2,006,097	(a)	NZD	2,939,000	Morgan Stanley & Co. International plc	09/19/18	2,983
USD	425,497	(a)	SEK	3,648,468	JP Morgan Chase Bank NA	09/19/18	9,010
USD	198,236	(a)	SGD	267,000	JP Morgan Chase Bank NA	09/19/18	1,930
USD	188,139	(a)	TRY	920,000	Morgan Stanley & Co. International plc	09/19/18	5,319
USD	15,965,608	(a)	TWD	480,006,000	Deutsche Bank AG	09/19/18	215,041
USD	5,632,511	(a)	TWD	170,433,000	HSBC Bank plc	09/19/18	40,046

							1,246,208

BRL	2,491,000	(a)	USD	668,671	Deutsche Bank AG	09/19/18	(8,563)
CHF	109,000	(a)	USD	111,119	JP Morgan Chase Bank NA	09/19/18	(577)
EUR	1,223,000	(a)	USD	1,435,502	JP Morgan Chase Bank NA	09/19/18	(145)
EUR	424,000	(a)	USD	499,774	Morgan Stanley & Co. International plc	09/19/18	(2,152)
GBP	3,540,000	(a)	USD	4,694,429	JP Morgan Chase Bank NA	09/19/18	(38,389)
GBP	1,579,000	(a)	USD	2,098,253	Morgan Stanley & Co. International plc	09/19/18	(21,448)
KRW	280,830,000	(a)	USD	260,024	HSBC Bank plc	09/19/18	(7,570)
KRW	1,759,590,000	(a)	USD	1,593,204	Morgan Stanley & Co. International plc	09/19/18	(11,403)
NZD	25,129,000	(a)	USD	17,240,092	JP Morgan Chase Bank NA	09/19/18	(113,097)
RUB	20,942,000	(a)	USD	334,441	Deutsche Bank AG	09/19/18	(926)
THB	5,618,000	(a)	USD	171,292	Morgan Stanley & Co. International plc	09/19/18	(2,235)
TRY	18,419,000	(a)	USD	3,790,869	JP Morgan Chase Bank NA	09/19/18	(130,685)
TWD	69,477,000	(a)	USD	2,282,116	Bank of America NA	09/19/18	(2,348)
TWD	69,929,000	(a)	USD	2,300,438	HSBC Bank plc	09/19/18	(5,839)
TWD	54,804,000	(a)	USD	1,805,257	JP Morgan Chase Bank NA	09/19/18	(6,959)
USD	517,157	(a)	AUD	700,000	Deutsche Bank AG	09/19/18	(3,009)
USD	24,140,355	(a)	AUD	32,665,000	JP Morgan Chase Bank NA	09/19/18	(132,776)
USD	472,084	(a)	AUD	641,000	Morgan Stanley & Co. International plc	09/19/18	(4,239)
USD	1,028,103	(a)	BRL	3,962,000	Bank of America NA	09/19/18	(21,816)
USD	6,287,369	(a)	BRL	24,881,000	BNP Paribas SA	09/19/18	(306,028)
USD	1,180,670	(a)	BRL	4,608,000	Deutsche Bank AG	09/19/18	(40,437)
USD	10,011,107	(a)	BRL	37,857,000	JP Morgan Chase Bank NA	09/19/18	(20,896)

10	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,207,333	(a)	BRL	4,723,000	Morgan Stanley & Co. International plc	09/19/18	$(44,249)
USD	456,191		CAD	600,000	BNP Paribas SA	09/19/18	(5,432)
USD	9,699,022	(a)	CAD	12,735,724	JP Morgan Chase Bank NA	09/19/18	(99,483)
USD	327,133	(a)	CHF	324,000	Morgan Stanley & Co. International plc	09/19/18	(1,453)
USD	584,989		EUR	500,000	Bank of America NA	09/19/18	(1,829)
USD	11,841,368	(a)	EUR	10,160,000	JP Morgan Chase Bank NA	09/19/18	(82,773)
USD	2,794,844	(a)	GBP	2,131,000	Morgan Stanley & Co. International plc	09/19/18	(7,988)
USD	617,775	(a)	INR	42,684,000	HSBC Bank plc	09/19/18	(1,688)
USD	174,689	(a)	JPY	19,587,000	JP Morgan Chase Bank NA	09/19/18	(1,069)
USD	3,357,844	(a)	JPY	375,963,000	Morgan Stanley & Co. International plc	09/19/18	(15,735)
USD	1,000,000	(a)	KRW	1,132,040,000	Bank of America NA	09/19/18	(17,659)
USD	1,470,813	(a)	KRW	1,650,635,000	BNP Paribas SA	09/19/18	(13,041)
USD	1,179,040	(a)	KRW	1,334,732,000	Deutsche Bank AG	09/19/18	(20,831)
USD	1,438,450	(a)	KRW	1,603,091,626	HSBC Bank plc	09/19/18	(2,666)
USD	4,741,638	(a)	KRW	5,304,587,374	JP Morgan Chase Bank NA	09/19/18	(26,972)
USD	784,794	(a)	MXN	15,841,000	JP Morgan Chase Bank NA	09/19/18	(58,275)
USD	5,649,037	(a)	NZD	8,349,000	JP Morgan Chase Bank NA	09/19/18	(41,331)
USD	3,315,348	(a)	NZD	4,907,000	Morgan Stanley & Co. International plc	09/19/18	(29,083)
USD	114,141	(a)	SEK	1,000,000	Deutsche Bank AG	09/19/18	(13)
USD	235,752	(a)	ZAR	3,193,000	JP Morgan Chase Bank NA	09/19/18	(5,194)

							(1,358,301)

	Net Unrealized Depreciation						$(112,093)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	NR	USD	8,100	$618,672	$524,597	$94,075
ITRAXX.EUR.CROSSOVER.29.V1	5.00	Quarterly	06/20/23	NR	EUR	6,105	725,898	614,350	111,548

							$1,344,570	$1,138,947	$205,623

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
IBOVESPA Index September 2018	BRL	4,231,848	Credit Suisse International	08/15/18	BRL	4,232	$97,928	$—	$97,928
IBOVESPA Index September 2018	BRL	760,680	Credit Suisse International	08/15/18	BRL	761	8,611	—	8,611
IBOVESPA Index September 2018	BRL	2,632,265	Credit Suisse International	08/15/18	BRL	2,632	38,163	—	38,163
IBOVESPA Index September 2018	BRL	502,676	Credit Suisse International	08/15/18	BRL	503	13,967	—	13,967
IBOVESPA Index September 2018	BRL	730,589	Credit Suisse International	08/15/18	BRL	731	16,628	—	16,628
TAIEX August 2018	TWD	418,027,019	Merrill Lynch International & Co.	08/15/18	TWD	418,027	345,691	—	345,691
TAIEX August 2018	TWD	10,843,710	Merrill Lynch International & Co.	08/15/18	TWD	10,844	4,778	—	4,778
Canadian 10-Year Bond June 2018	CAD	2,533,029	Merrill Lynch International & Co.	08/28/18	CAD	2,533	21,218	—	21,218
Canadian 10-Year Bond June 2018	CAD	2,725,452	Merrill Lynch International & Co.	08/28/18	CAD	2,725	(23,102)	—	(23,102)
Canadian 10-Year Bond June 2018	CAD	7,684,001	Merrill Lynch International & Co.	08/28/18	CAD	7,684	(105,224)	—	(105,224)
Long Gilt September 2018	GBP	(4,930,948)	Merrill Lynch International & Co.	08/28/18	GBP	4,931	31,171	—	31,171
Long Gilt September 2018	GBP	(2,948,623)	Merrill Lynch International & Co.	08/28/18	GBP	2,949	5,648	—	5,648
Long Gilt September 2018	GBP	(1,476,230)	Merrill Lynch International & Co.	08/28/18	GBP	1,476	5,343	—	5,343
Silver September 2018(b)	USD	(395,625)	Merrill Lynch International & Co.	08/28/18	USD	396	6,650	—	6,650
Silver September 2018(b)	USD	2,049,625	Merrill Lynch International & Co.	08/28/18	USD	2,050	(104,750)	—	(104,750)
Silver September 2018(b)	USD	1,247,625	Merrill Lynch International & Co.	08/28/18	USD	1,248	(80,700)	—	(80,700)
Silver September 2018(b)	USD	1,203,000	Merrill Lynch International & Co.	08/28/18	USD	1,203	(36,075)	—	(36,075)
U.S. Treasury Note (10 Year) September 2018	USD	(1,076,356)	Merrill Lynch International & Co.	08/29/18	USD	1,076	1,559	—	1,559

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

Reference Entity	Fixed Amount Paid / (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Note (10 Year) September 2018	USD	(6,256,312)	Merrill Lynch International & Co.	08/29/18	USD	6,256	$46,375	$—	$46,375
U.S. Treasury Note (10 Year) September 2018	USD	(11,491,622)	Merrill Lynch International & Co.	08/29/18	USD	11,492	27,122	—	27,122
Euro-Bund September 2018	EUR	10,423,725	Merrill Lynch International & Co.	09/04/18	EUR	10,424	(96,594)	—	(96,594)
Euro-Bund September 2018	EUR	3,876,970	Merrill Lynch International & Co.	09/06/18	EUR	3,877	1,111	—	1,111
Euro-Bund September 2018	EUR	15,475,296	Merrill Lynch International & Co.	09/06/18	EUR	15,475	42,546	—	42,546
KOSPI 200 Index September 2018	KRW	(876,000,000)	Merrill Lynch International & Co.	09/13/18	KRW	876,000	(11,814)	—	(11,814)
KOSPI 200 Index September 2018	KRW	(1,250,312,600)	Merrill Lynch International & Co.	09/13/18	KRW	1,250,313	(14,281)	—	(14,281)
KOSPI 200 Index September 2018	KRW	(738,158,250)	Merrill Lynch International & Co.	09/13/18	KRW	738,158	(6,004)	—	(6,004)
KOSPI 200 Index September 2018	KRW	(221,955,600)	Merrill Lynch International & Co.	09/13/18	KRW	221,956	(1,347)	—	(1,347)
KOSPI 200 Index September 2018	KRW	(223,417,800)	Merrill Lynch International & Co.	09/13/18	KRW	223,418	(40)	—	(40)
KOSPI 200 Index September 2018	KRW	(302,200,100)	Merrill Lynch International & Co.	09/13/18	KRW	302,200	3,799	—	3,799
KOSPI 200 Index September 2018	KRW	(222,330,525)	Merrill Lynch International & Co.	09/13/18	KRW	222,331	(1,012)	—	(1,012)
Soybean Meal September 2018	CHF	6,450,217	JP Morgan Chase Bank NA	09/21/18	CHF	6,450	435,321	—	435,321
Soybean Meal September 2018	CHF	1,280,072	JP Morgan Chase Bank NA	09/21/18	CHF	1,280	97,135	—	97,135
Soybean Meal September 2018	CHF	173,346	JP Morgan Chase Bank NA	09/21/18	CHF	173	10,255	—	10,255

							$780,076	$—	$780,076

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
(b)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Derivatives

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$1,138,947	$—	$205,623	$—
OTC Swaps	N/A	N/A	3,685,667	(655,796)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America NA	10/15/19-02/15/23	$3,699,983	$812,336	(b)	$4,484,460	54.7%
	Citibank NA	02/24/23-02/27/23	3,700,149	327,207	(c)	3,968,275	53.5%
	Credit Suisse International	08/06/18-02/08/23	3,746,981	516,994	(d)	4,205,313	54.5%
	Deutsche Bank AG	02/17/23-03/20/23	3,926,749	(174,853	)(e)	3,736,531	43.4%
	JP Morgan Chase Bank NA	02/08/23	4,052,031	768,111	(f)	4,789,242	53.1%

				$2,249,795		$21,183,821

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-400 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore SGD 1 Month

Association of Banks in Singapore Swap Offer Rate Fixing 1 Month

Copenhagen Interbank Offered Rate:

DKK 1 Day

DKK 1 Week

DKK 1 Month

EMMI EURO Overnight Index Average Rate

Euro Interbank Offer Rate:

EUR 1 Week

Hong Kong Dollar HIBOR Fixings:

HKD 1 Week

HKD 1 Month

12	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

Intercontinental Exchange LIBOR:

CHF 1 Week

CHF 1 Month

LIBOR CHF Spot Next:

EUR 1 Week

EUR 1 Month

GBP 1 Week

GBP 1 Month

JPY 1 Week

JPY 1 Month

USD 1 Week

USD 1 Month

Norwegian Interbank Offered Rate:

NOK 1 Week

NOK 1 Month

SGD 1 Month Deposit

SONIA Overnight Deposit Rates Swap

Stockholm Interbank Offered Rate:

SEK 1 Day

SEK 1 Week

SEK 1 Month

USD Overnight Bank Funding Rate

(b)	Amount includes $27,859 of net dividends and financing fees.
(c)	Amount includes $59,081 of net dividends and financing fees.
(d)	Amount includes $58,662 of net dividends and financing fees.
(e)	Amount includes $15,365 of net dividends and financing fees.
(f)	Amount includes $30,900 of net dividends and financing fees.

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America NA, as of July 31, 2018, expiration dates 10/15/19 — 02/15/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
Rio Tinto plc	11,689	$641,737	14.4%

Austria
OMV AG	1,063	60,073	1.3
voestalpine AG	643	32,173	0.7

		92,246
Belgium
Ageas	144	7,723	0.2
Colruyt SA	5,684	339,795	7.6
KBC Group NV	535	41,071	0.9
Proximus SADP	262	6,421	0.1
Solvay SA	138	18,906	0.4
UCB SA	134	11,521	0.3

		425,437
Bermuda
Everest Re Group Ltd.	213	46,509	1.0

China
China CITIC Bank Corp. Ltd.	13,000	8,367	0.2
China Shenhua Energy Co. Ltd.	2,500	5,668	0.1
SINA Corp.	1,216	97,864	2.2
Yum China Holdings, Inc.	8,127	293,222	6.5

		405,121
Denmark
Carlsberg A/S	65	7,841	0.2
Coloplast A/S	4,041	302,324	6.7
Danske Bank A/S	1,984	57,656	1.3
Novozymes A/S	2,181	114,840	2.6
Pandora A/S	2,684	190,597	4.3

		673,258
Finland
Neste OYJ	909	74,980	1.7
Stora Enso OYJ	1,080	17,823	0.4

		92,803
France
Arkema SA	705	88,282	2.0
Atos SE	119	15,946	0.4
Cie de Saint-Gobain	3,433	152,625	3.4
Cie Generale des Etablissements Michelin SCA	2,492	320,016	7.1
Covivio	94	9,790	0.2
Dassault Systemes SE	456	67,992	1.5
Eiffage SA	301	33,637	0.8
Engie SA	3,618	58,425	1.3
Eurazeo SA	525	40,588	0.9
Faurecia SA	6,219	422,446	9.4
Gecina SA	273	46,504	1.0
Ipsen SA	611	101,514	2.3
Kering SA	30	15,945	0.4
Klepierre SA	2,345	88,315	2.0
L’Oreal SA	67	16,373	0.4
Orange SA	1,448	24,676	0.6
Peugeot SA	207	5,945	0.1
Safran SA	30	3,720	0.1
Sanofi	296	25,751	0.6
Schneider Electric SE	290	23,277	0.5
SCOR SE	871	33,885	0.8

	Shares	Value	% of Basket Value
France (continued)
Thales SA	1,335	$175,251	3.9%
TOTAL SA	671	43,766	1.0
Ubisoft Entertainment SA	84	9,258	0.2
Veolia Environnement SA	7,083	161,625	3.6

		1,985,552
Germany
Allianz SE (Registered)	961	212,626	4.7
BASF SE	3,853	369,343	8.2
Continental AG	7	1,613	0.0
Covestro AG	5,472	525,513	11.7
Deutsche Lufthansa AG (Registered)	7,723	216,687	4.8
Deutsche Post AG (Registered)	6,025	212,837	4.7
Deutsche Telekom AG (Registered)	17,118	283,048	6.3
E.ON SE	2	23	0.0
Evonik Industries AG	10,554	390,567	8.7
Hannover Rueck SE	84	11,204	0.2
LANXESS AG	310	25,473	0.6
Merck KGaA	252	25,905	0.6
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	465	103,042	2.3
ProSiebenSat.1 Media SE	1,682	45,397	1.0
Rheinmetall AG	526	63,568	1.4
TUI AG	742	15,873	0.4
Uniper SE	2,130	66,507	1.5

		2,569,226
Hong Kong
CK Asset Holdings Ltd.	1,000	7,658	0.2
CLP Holdings Ltd.	2,500	28,577	0.6
Galaxy Entertainment Group Ltd.	1,000	8,057	0.2
Haier Electronics Group Co. Ltd.	7,000	20,472	0.5
Hong Kong & China Gas Co. Ltd.	100	204	0.0

		64,968
Ireland
AerCap Holdings NV	4,913	275,767	6.1

Italy
A2A SpA	327,400	600,586	13.4
Assicurazioni Generali SpA	8,790	155,873	3.5
Enel SpA	66,815	372,222	8.3
Eni SpA	2,989	57,534	1.3
FinecoBank Banca Fineco SpA	10,846	127,185	2.8
Mediobanca Banca di Credito Finanziario SpA	10,336	107,026	2.4
Moncler SpA	350	15,426	0.3
Prysmian SpA	1,475	37,678	0.8
Saipem SpA	7,837	40,934	0.9

		1,514,464
Japan
AGC, Inc.	400	16,766	0.4
Asahi Kasei Corp.	9,300	124,313	2.8
Astellas Pharma, Inc.	25,100	409,403	9.1
Bandai Namco Holdings, Inc.	600	24,005	0.5
Bridgestone Corp.	14,800	583,807	13.0
Brother Industries Ltd.	700	14,279	0.3
Canon, Inc.	6,300	204,399	4.6
Central Japan Railway Co.	700	145,794	3.3
Chubu Electric Power Co., Inc.	6,500	100,319	2.2
Daito Trust Construction Co. Ltd.	600	100,541	2.2
Daiwa House Industry Co. Ltd.	500	18,233	0.4
Denso Corp.	200	9,893	0.2
Eisai Co. Ltd.	3,100	266,886	6.0
FUJIFILM Holdings Corp.	500	20,637	0.5
Fujitsu Ltd.	12,000	81,785	1.8

14	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
Hitachi Construction Machinery Co. Ltd.	1,500	$48,243	1.1%
Hitachi High-Technologies Corp.	3,800	155,193	3.5
Hitachi Ltd.	5,000	34,954	0.8
Hoya Corp.	10,900	655,905	14.6
Japan Airlines Co. Ltd.	11,800	435,591	9.7
Japan Tobacco, Inc.	8,600	244,754	5.5
Kajima Corp.	3,000	23,407	0.5
KDDI Corp.	200	5,567	0.1
Koito Manufacturing Co. Ltd.	500	32,208	0.7
Konami Holdings Corp.	3,600	169,376	3.8
Kose Corp.	200	38,336	0.9
Kyushu Electric Power Co., Inc.	14,900	175,591	3.9
Lawson, Inc.	3,000	180,150	4.0
Marubeni Corp.	9,500	72,529	1.6
MEIJI Holdings Co. Ltd.	300	23,591	0.5
Mitsubishi Chemical Holdings Corp.	23,000	201,468	4.5
Mitsubishi Electric Corp.	10,300	139,943	3.1
Mitsui & Co. Ltd.	4,500	75,420	1.7
NEC Corp.	100	2,778	0.1
Nippon Telegraph & Telephone Corp.	400	18,501	0.4
Nitto Denko Corp.	400	29,022	0.6
NTT Data Corp.	300	3,417	0.1
NTT DOCOMO, Inc.	4,200	108,129	2.4
Obayashi Corp.	8,200	85,609	1.9
ORIX Corp.	1,500	24,296	0.5
Pola Orbis Holdings, Inc.	300	11,626	0.3
Recruit Holdings Co. Ltd.	200	5,480	0.1
Ryohin Keikaku Co. Ltd.	200	64,193	1.4
Secom Co. Ltd.	8,100	619,104	13.8
Seiko Epson Corp.	2,000	36,105	0.8
Sekisui Chemical Co. Ltd.	23,000	411,669	9.2
Seven & i Holdings Co. Ltd.	100	4,084	0.1
Shimizu Corp.	4,700	49,192	1.1
Shionogi & Co. Ltd.	4,000	218,330	4.9
Shiseido Co. Ltd.	1,800	132,607	3.0
Sompo Holdings, Inc.	500	20,322	0.5
Square Enix Holdings Co. Ltd.	600	28,368	0.6
Sumitomo Chemical Co. Ltd.	7,000	40,311	0.9
Sumitomo Corp.	4,500	74,100	1.7
Sumitomo Realty & Development Co. Ltd.	1,000	36,639	0.8
T&D Holdings, Inc.	5,300	79,193	1.8
Tokio Marine Holdings, Inc.	2,200	104,667	2.3
Tokyo Electric Power Co. Holdings, Inc.	12,800	61,335	1.4
Tokyo Electron Ltd.	500	87,650	2.0
Tosoh Corp.	15,200	248,264	5.5
Toyota Tsusho Corp.	1,300	44,438	1.0
West Japan Railway Co.	1,300	90,883	2.0
Yokogawa Electric Corp.	7,500	133,394	3.0

		7,706,992
Luxembourg
ArcelorMittal	423	13,557	0.3

Netherlands
Aalberts Industries NV	574	26,010	0.6
Aegon NV	10,192	67,186	1.5
ASR Nederland NV	575	25,723	0.6
ING Groep NV	3,133	47,893	1.1
Koninklijke Ahold Delhaize NV	234	5,951	0.1
Koninklijke Philips NV	1,378	60,494	1.3
NN Group NV	1,186	52,394	1.2
Randstad NV	544	34,429	0.8
Wolters Kluwer NV	747	44,984	1.0

		365,064

	Shares	Value	% of Basket Value
Norway
Aker BP ASA	184	$6,575	0.1%
DNB ASA	200	4,027	0.1
Equinor ASA	14,622	387,954	8.7
Telenor ASA	4,908	96,010	2.1

		494,566
Panama
Carnival Corp.	219	12,974	0.3

Portugal
Jeronimo Martins SGPS SA	16,890	250,971	5.6

Singapore
Mapletree Industrial Trust	17,100	25,152	0.6
Suntec REIT	28,700	38,882	0.9

		64,034
South Africa
Anglo American plc	31,222	706,736	15.8

South Korea
Kia Motors Corp.	967	27,415	0.6
KT&G Corp.	120	11,854	0.3
LG Display Co. Ltd.	1,669	31,641	0.7
LG Household & Health Care Ltd.	15	16,244	0.4
Lotte Chemical Corp.	21	6,763	0.2
NCSoft Corp.	7	2,416	0.1
Samsung Fire & Marine Insurance Co. Ltd.	57	13,920	0.3
SK Hynix, Inc.	336	25,970	0.6

		136,223
Spain
Amadeus IT Group SA	5,475	467,050	10.4
Bankinter SA	8,928	86,113	1.9
Cia de Distribucion Integral Logista Holdings SA	54	1,279	0.0
Endesa SA	5,405	124,988	2.8
Mapfre SA	16,779	52,658	1.2
Red Electrica Corp. SA	4,423	93,746	2.1
Repsol SA	852	16,899	0.4
Telefonica SA	15,046	135,196	3.0

		977,929
Sweden
Atlas Copco AB	844	24,169	0.5
Boliden AB	11,138	331,554	7.4
Electrolux AB	1,383	32,440	0.7
Epiroc AB	844	10,105	0.2
Hennes & Mauritz AB	989	15,398	0.3
Lundin Petroleum AB	508	16,750	0.4
Sandvik AB	11,150	203,885	4.5
SKF AB	1,066	21,885	0.5
Svenska Cellulosa AB SCA	6,719	69,521	1.6
Swedbank AB	515	12,178	0.3
Swedish Match AB	8,051	440,126	9.8
Volvo AB	8,765	153,817	3.4

		1,331,828
Switzerland
Adecco Group AG (Registered)	1,381	84,900	1.9
Baloise Holding AG (Registered)	92	14,346	0.3
Barry Callebaut AG (Registered)	9	15,333	0.3
Ferguson plc	99	7,807	0.2
Georg Fischer AG (Registered)	37	47,739	1.1
Logitech International SA (Registered)	340	14,953	0.3
Nestle SA (Registered)	1,307	106,512	2.4
Novartis AG (Registered)	1,612	135,282	3.0
Partners Group Holding AG	9	6,830	0.2

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Switzerland (continued)
Roche Holding AG	2,047	$502,838	11.2%
SGS SA (Registered)	20	52,133	1.2
Swiss Life Holding AG (Registered)	29	10,399	0.2
Swiss Re AG	1,548	141,926	3.2
Swisscom AG (Registered)	94	44,133	1.0
Temenos Group AG (Registered)	290	46,676	1.0

		1,231,807
Taiwan
Pegatron Corp.	6,000	13,367	0.3

United Kingdom
3i Group plc	31,629	392,825	8.8
Associated British Foods plc	4,893	157,529	3.5
BAE Systems plc	7,421	63,526	1.4
British Land Co. plc (The)	5,678	49,176	1.1
BT Group plc	11,268	34,470	0.8
Burberry Group plc	7,086	195,729	4.4
Direct Line Insurance Group plc	4,979	22,464	0.5
Experian plc	7,013	172,185	3.8
Fiat Chrysler Automobiles NV	1,391	23,718	0.5
GlaxoSmithKline plc	9,442	196,113	4.4
J Sainsbury plc	718	3,079	0.1
Land Securities Group plc	250	3,091	0.1
Legal & General Group plc	11,193	38,519	0.9
Lloyds Banking Group plc	38,094	31,225	0.7
Marks & Spencer Group plc	21,310	86,128	1.9
Next plc	191	14,870	0.3
Pearson plc	872	10,562	0.2
Persimmon plc	6,697	217,817	4.9
RELX plc	15,985	348,271	7.8
Rightmove plc	1,010	64,525	1.4
Royal Mail plc	68,690	422,619	9.4
Sage Group plc (The)	7,180	58,553	1.3
Schroders plc	2,115	86,358	1.9
Smith & Nephew plc	73	1,264	0.0
Smiths Group plc	132	2,790	0.1
Unilever plc	3,390	193,654	4.3
Vodafone Group plc	11,910	29,096	0.6
Wm Morrison Supermarkets plc	870	2,983	0.1

		2,923,139
United States
AbbVie, Inc.	1,913	176,436	3.9
Accenture plc	233	37,124	0.8
Adobe Systems, Inc.	171	41,840	0.9
Aflac, Inc.	5,704	265,464	5.9
Agilent Technologies, Inc.	436	28,793	0.6
Air Products & Chemicals, Inc.	647	106,218	2.4
Akamai Technologies, Inc.	314	23,632	0.5
Alcoa Corp.	1,641	71,006	1.6
Allison Transmission Holdings, Inc.	1,829	85,963	1.9
Allstate Corp. (The)	350	33,292	0.7
Ameren Corp.	3,741	232,166	5.2
American Airlines Group, Inc.	513	20,284	0.5
American Electric Power Co., Inc.	564	40,123	0.9
American Express Co.	640	63,693	1.4
American Financial Group, Inc.	1,869	210,618	4.7
Ameriprise Financial, Inc.	1,171	170,580	3.8
Amgen, Inc.	751	147,609	3.3
Anadarko Petroleum Corp.	325	23,774	0.5
AO Smith Corp.	2,233	132,930	3.0
Apartment Investment & Management Co.	15	640	0.0
Applied Materials, Inc.	4,600	223,698	5.0
Aspen Technology, Inc.	1,641	157,191	3.5

	Shares	Value	% of Basket Value
United States (continued)
AT&T, Inc.	1,234	$39,451	0.9%
Athene Holding Ltd.	911	41,788	0.9
Avery Dennison Corp.	499	57,225	1.3
Best Buy Co., Inc.	2,235	167,692	3.7
Biogen, Inc.	427	142,776	3.2
Boeing Co. (The)	238	84,799	1.9
Booz Allen Hamilton Holding Corp.	1,110	52,470	1.2
BorgWarner, Inc.	2,903	133,596	3.0
Boston Properties, Inc.	218	27,366	0.6
Bristol-Myers Squibb Co.	2,021	118,734	2.6
Broadridge Financial Solutions, Inc.	2,462	278,157	6.2
Brown & Brown, Inc.	2,315	67,737	1.5
Brunswick Corp.	1,332	85,648	1.9
BWX Technologies, Inc.	1,698	111,660	2.5
Cabot Oil & Gas Corp.	1,793	42,136	0.9
Cadence Design Systems, Inc.	2,334	102,906	2.3
CBRE Group, Inc.	309	15,388	0.3
CBS Corp. (Non-Voting)	1,093	57,568	1.3
CDK Global, Inc.	402	25,105	0.6
Celanese Corp.	618	72,992	1.6
CenterPoint Energy, Inc.	54	1,538	0.0
CH Robinson Worldwide, Inc.	468	43,164	1.0
Chemours Co. (The)	1,352	61,935	1.4
Chevron Corp.	1,353	170,843	3.8
Cigna Corp.	316	56,697	1.3
Cimarex Energy Co.	314	30,960	0.7
Cisco Systems, Inc.	1,522	64,365	1.4
CIT Group, Inc.	241	12,756	0.3
Citizens Financial Group, Inc.	5,451	216,841	4.8
CME Group, Inc.	119	18,935	0.4
CMS Energy Corp.	1,021	49,355	1.1
Colgate-Palmolive Co.	1,080	72,371	1.6
Columbia Sportswear Co.	737	64,104	1.4
Comerica, Inc.	1,230	119,236	2.7
Commerce Bancshares, Inc.	412	27,522	0.6
Conagra Brands, Inc.	819	30,065	0.7
ConocoPhillips	585	42,219	0.9
Continental Resources, Inc.	329	21,013	0.5
Copart, Inc.	1,672	95,956	2.1
Costco Wholesale Corp.	311	68,019	1.5
Crane Co.	1,138	103,069	2.3
Credit Acceptance Corp.	62	23,783	0.5
Crown Holdings, Inc.	2,957	133,863	3.0
Cullen/Frost Bankers, Inc.	436	48,174	1.1
Cummins, Inc.	619	88,399	2.0
Darden Restaurants, Inc.	577	61,704	1.4
DCT Industrial Trust, Inc.	298	19,927	0.4
Delta Air Lines, Inc.	3,203	174,307	3.9
Devon Energy Corp.	403	18,139	0.4
Discover Financial Services	178	12,711	0.3
Dollar General Corp.	45	4,417	0.1
Domino’s Pizza, Inc.	93	24,427	0.5
Douglas Emmett, Inc.	237	9,205	0.2
E*TRADE Financial Corp.	2,108	126,079	2.8
East West Bancorp, Inc.	908	58,784	1.3
Eastman Chemical Co.	998	103,413	2.3
Eaton Corp. plc	779	64,789	1.4
eBay, Inc.	1,734	58,002	1.3
Edwards Lifesciences Corp.	291	41,453	0.9
Eli Lilly & Co.	255	25,197	0.6
Encompass Health Corp.	5,533	418,461	9.3
Energen Corp.	173	12,833	0.3
Entergy Corp.	288	23,409	0.5

16	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
EOG Resources, Inc.	396	$51,060	1.1%
Equity LifeStyle Properties, Inc.	1,197	108,915	2.4
Equity Residential	89	5,823	0.1
Essex Property Trust, Inc.	66	15,870	0.4
Estee Lauder Cos., Inc. (The)	1,726	232,906	5.2
Exelon Corp.	1,013	43,053	1.0
Expeditors International of Washington, Inc.	622	47,378	1.1
Extra Space Storage, Inc.	622	58,449	1.3
Exxon Mobil Corp.	3,678	299,794	6.7
F5 Networks, Inc.	251	43,016	1.0
FactSet Research Systems, Inc.	210	42,286	0.9
Federal Realty Investment Trust	119	14,935	0.3
Fifth Third Bancorp	1,028	30,419	0.7
First Data Corp.	1,662	38,658	0.9
FirstEnergy Corp.	607	21,506	0.5
Fiserv, Inc.	930	70,196	1.6
Fortinet, Inc.	349	21,956	0.5
Fortive Corp.	162	13,297	0.3
Franklin Resources, Inc.	2,028	69,601	1.6
Freeport-McMoRan, Inc.	3,567	58,856	1.3
Gaming and Leisure Properties, Inc.	300	10,896	0.2
Gap, Inc. (The)	1,131	34,122	0.8
General Motors Co.	14	531	0.0
Gentex Corp.	3,835	88,972	2.0
Gilead Sciences, Inc.	2,741	213,332	4.8
Graco, Inc.	1,637	75,531	1.7
H&R Block, Inc.	565	14,215	0.3
Halliburton Co.	1,582	67,108	1.5
Hartford Financial Services Group, Inc. (The)	1,378	72,621	1.6
HD Supply Holdings, Inc.	280	12,314	0.3
Hershey Co. (The)	30	2,946	0.1
Hewlett Packard Enterprise Co.	153	2,362	0.1
HollyFrontier Corp.	2,068	154,231	3.4
Home Depot, Inc. (The)	815	160,979	3.6
Host Hotels & Resorts, Inc.	5,446	114,039	2.5
HP, Inc.	129	2,977	0.1
Humana, Inc.	645	202,646	4.5
Huntington Ingalls Industries, Inc.	128	29,830	0.7
Huntsman Corp.	1,504	50,429	1.1
IDEX Corp.	95	14,590	0.3
IDEXX Laboratories, Inc.	77	18,860	0.4
Ingredion, Inc.	502	50,853	1.1
Intel Corp.	33	1,587	0.0
International Business Machines Corp.	213	30,870	0.7
Jack Henry & Associates, Inc.	152	20,474	0.5
Jazz Pharmaceuticals plc	209	36,174	0.8
Johnson & Johnson	2,159	286,111	6.4
Jones Lang LaSalle, Inc.	1,019	174,259	3.9
JPMorgan Chase & Co.	315	36,209	0.8
Juniper Networks, Inc.	802	21,125	0.5
Kellogg Co.	302	21,451	0.5
Kimberly-Clark Corp.	57	6,490	0.1
Kroger Co. (The)	1,629	47,241	1.1
L3 Technologies, Inc.	84	18,013	0.4
Lam Research Corp.	135	25,736	0.6
Lear Corp.	514	92,587	2.1
Lennox International, Inc.	218	47,323	1.1
Liberty Media Corp.-Liberty SiriusXM	394	18,609	0.4
Liberty Property Trust	2,430	104,150	2.3
Lincoln Electric Holdings, Inc.	149	13,997	0.3
Lincoln National Corp.	356	24,244	0.5
LPL Financial Holdings, Inc.	2,418	160,289	3.6
LyondellBasell Industries NV	1,357	150,342	3.4

	Shares	Value	% of Basket Value
United States (continued)
Macy’s, Inc.	1,252	$49,742	1.1%
ManpowerGroup, Inc.	411	38,330	0.9
Marathon Oil Corp.	1,193	25,196	0.6
Marathon Petroleum Corp.	1,845	149,131	3.3
Marvell Technology Group Ltd.	561	11,955	0.3
Masco Corp.	135	5,445	0.1
Maxim Integrated Products, Inc.	48	2,935	0.1
Merck & Co., Inc.	987	65,014	1.4
Mettler-Toledo International, Inc.	64	37,921	0.8
Michael Kors Holdings Ltd.	603	40,238	0.9
Micron Technology, Inc.	339	17,896	0.4
Microsoft Corp.	1,263	133,979	3.0
MKS Instruments, Inc.	309	29,139	0.6
Moody’s Corp.	21	3,594	0.1
MSCI, Inc.	398	66,144	1.5
Nasdaq, Inc.	872	79,701	1.8
National Retail Properties, Inc.	55	2,454	0.1
NetApp, Inc.	1,614	125,117	2.8
Newfield Exploration Co.	47	1,350	0.0
Newmont Mining Corp.	1,197	43,906	1.0
NIKE, Inc.	2,172	167,049	3.7
Nordstrom, Inc.	4,419	231,600	5.2
Northern Trust Corp.	98	10,704	0.2
NRG Energy, Inc.	1,304	41,298	0.9
NVR, Inc.	6	16,557	0.4
Occidental Petroleum Corp.	1,012	84,937	1.9
Old Dominion Freight Line, Inc.	176	25,837	0.6
Omnicom Group, Inc.	284	19,548	0.4
ON Semiconductor Corp.	498	10,981	0.2
O’Reilly Automotive, Inc.	295	90,270	2.0
Owens Corning	1,297	80,699	1.8
PACCAR, Inc.	1,393	91,548	2.0
Packaging Corp. of America	1,058	119,448	2.7
Park Hotels & Resorts, Inc.	3,878	121,304	2.7
Parker-Hannifin Corp.	420	71,001	1.6
People’s United Financial, Inc.	1,268	23,116	0.5
PepsiCo, Inc.	427	49,105	1.1
Pfizer, Inc.	5,115	204,242	4.6
Phillips 66	2,491	307,240	6.9
Pinnacle West Capital Corp.	1,346	108,259	2.4
Progressive Corp. (The)	3,455	207,335	4.6
Prologis, Inc.	86	5,643	0.1
Prudential Financial, Inc.	507	51,161	1.1
Public Service Enterprise Group, Inc.	408	21,036	0.5
PulteGroup, Inc.	692	19,715	0.4
PVH Corp.	43	6,601	0.1
Quanta Services, Inc.	836	28,483	0.6
Quest Diagnostics, Inc.	480	51,706	1.2
Ralph Lauren Corp.	4,305	581,089	13.0
Raymond James Financial, Inc.	599	54,862	1.2
Raytheon Co.	674	133,472	3.0
Red Hat, Inc.	386	54,515	1.2
Regions Financial Corp.	5,172	96,251	2.1
Reliance Steel & Aluminum Co.	411	37,072	0.8
Robert Half International, Inc.	2,935	222,356	5.0
Rockwell Automation, Inc.	1,701	319,040	7.1
Ross Stores, Inc.	213	18,623	0.4
S&P Global, Inc.	105	21,046	0.5
Seagate Technology plc	171	8,998	0.2
Simon Property Group, Inc.	912	160,704	3.6
Six Flags Entertainment Corp.	11	714	0.0
SL Green Realty Corp.	181	18,663	0.4
Snap-on, Inc.	920	156,023	3.5

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Spirit AeroSystems Holdings, Inc.	1,422	$132,602	3.0%
Starbucks Corp.	1,731	90,687	2.0
Starwood Property Trust, Inc.	1,500	34,260	0.8
State Street Corp.	980	86,544	1.9
Steel Dynamics, Inc.	407	19,166	0.4
SunTrust Banks, Inc.	181	13,045	0.3
Synopsys, Inc.	189	16,902	0.4
Synovus Financial Corp.	2,262	111,788	2.5
Sysco Corp.	149	10,014	0.2
T Rowe Price Group, Inc.	1,465	174,452	3.9
Target Corp.	3,128	252,367	5.6
TD Ameritrade Holding Corp.	1,166	66,637	1.5
TE Connectivity Ltd.	127	11,883	0.3
Teradyne, Inc.	650	28,113	0.6
Texas Instruments, Inc.	1,080	120,226	2.7
Tiffany & Co.	637	87,626	2.0
TJX Cos., Inc. (The)	5,180	503,807	11.2
T-Mobile US, Inc.	296	17,760	0.4
Torchmark Corp.	129	11,361	0.3
Toro Co. (The)	4,556	274,226	6.1
Tractor Supply Co.	1,188	92,712	2.1
Trex Co., Inc.	84	6,530	0.1
Ubiquiti Networks, Inc.	899	74,239	1.7
UDR, Inc.	603	23,203	0.5
United Continental Holdings, Inc.	443	35,617	0.8
United Parcel Service, Inc.	835	100,108	2.2
United Rentals, Inc.	560	83,328	1.9
Unum Group	166	6,595	0.1
US Bancorp	320	16,963	0.4
US Foods Holding Corp.	2,786	94,195	2.1
Varian Medical Systems, Inc.	437	50,452	1.1
VeriSign, Inc.	895	129,981	2.9
VF Corp.	9	829	0.0
VMware, Inc.	1,989	287,590	6.4
WABCO Holdings, Inc.	50	6,284	0.1
Walgreens Boots Alliance, Inc.	1,519	102,715	2.3
Walmart, Inc.	80	7,138	0.2
Waste Management, Inc.	3,188	286,920	6.4
Waters Corp.	804	158,605	3.5
WellCare Health Plans, Inc.	152	40,648	0.9
Western Digital Corp.	192	13,469	0.3
Western Union Co. (The)	6,181	124,609	2.8
Westlake Chemical Corp.	1,176	126,091	2.8
WP Carey, Inc.	3,271	213,858	4.8
WW Grainger, Inc.	689	238,780	5.3
Yum! Brands, Inc.	14	1,110	0.0
Zions Bancorp	908	46,944	1.0
Zoetis, Inc.	139	12,021	0.3

		20,484,384

Total Reference Entity — Long		45,500,659

Reference Entity — Short

Austria
ams AG	(798)	(57,411)	(1.3)

Belgium
Anheuser-Busch InBev SA/NV	(1,261)	(128,324)	(2.9)
Umicore SA	(10,246)	(599,622)	(13.4)

		(727,946)

	Shares	Value	% of Basket Value
Bermuda
Arch Capital Group Ltd.	(3,518)	$(107,510)	(2.4)%
Axalta Coating Systems Ltd.	(676)	(20,449)	(0.5)

		(127,959)
China
BOC Hong Kong Holdings Ltd.	(2,500)	(12,134)	(0.3)
Brilliance China Automotive Holdings Ltd.	(20,000)	(26,183)	(0.6)
China Huarong Asset Management Co. Ltd.	(12,000)	(3,061)	(0.1)
China Life Insurance Co. Ltd.	(14,000)	(35,180)	(0.8)
China Pacific Insurance Group Co. Ltd.	(4,000)	(15,651)	(0.3)
China Resources Gas Group Ltd.	(10,000)	(47,462)	(1.1)
China Taiping Insurance Holdings Co. Ltd.	(16,200)	(55,590)	(1.2)
China Unicom Hong Kong Ltd.	(30,000)	(37,043)	(0.8)
CITIC Securities Co. Ltd.	(27,000)	(54,132)	(1.2)
Kunlun Energy Co. Ltd.	(8,000)	(6,921)	(0.2)
New China Life Insurance Co. Ltd.	(2,300)	(10,618)	(0.2)
PICC Property & Casualty Co. Ltd.	(24,000)	(27,118)	(0.6)
Semiconductor Manufacturing International Corp.	(24,000)	(29,105)	(0.6)
Sunac China Holdings Ltd.	(9,000)	(29,428)	(0.7)

		(389,626)
Denmark
Chr Hansen Holding A/S	(728)	(75,359)	(1.7)
ISS A/S	(532)	(19,872)	(0.4)
Novozymes A/S	(21)	(1,106)	(0.0)
Orsted A/S	(2,018)	(124,528)	(2.8)
Tryg A/S	(888)	(21,737)	(0.5)

		(242,602)
Finland
Elisa OYJ	(454)	(19,713)	(0.4)
Fortum OYJ	(4,784)	(120,189)	(2.7)

		(139,902)
France
Accor SA	(6,538)	(336,587)	(7.5)
Aeroports de Paris	(879)	(196,494)	(4.4)
Air Liquide SA	(661)	(84,512)	(1.9)
Airbus SE	(2,377)	(294,199)	(6.6)
Alstom SA	(804)	(36,045)	(0.8)
Bureau Veritas SA	(2,067)	(53,175)	(1.2)
Carrefour SA	(27)	(484)	(0.0)
Credit Agricole SA	(747)	(10,495)	(0.2)
Danone SA	(660)	(51,818)	(1.2)
Electricite de France SA	(1,844)	(27,611)	(0.6)
Essilor International Cie Generale d’Optique SA	(4,024)	(592,993)	(13.2)
Getlink	(41,540)	(548,328)	(12.2)
Hermes International	(59)	(37,341)	(0.8)
Iliad SA	(680)	(107,506)	(2.4)
Ingenico Group SA	(1,855)	(153,648)	(3.4)
LVMH Moet Hennessy Louis Vuitton SE	(9)	(3,136)	(0.1)
Remy Cointreau SA	(152)	(20,736)	(0.5)
Renault SA	(2,646)	(232,528)	(5.2)
Societe Generale SA	(203)	(9,053)	(0.2)
Sodexo SA	(519)	(57,493)	(1.3)
Suez	(714)	(10,100)	(0.2)
Teleperformance	(749)	(137,166)	(3.1)
Vivendi SA	(9,775)	(253,261)	(5.6)

		(3,254,709)
Germany
1&1 Drillisch AG	(1,664)	(98,982)	(2.2)
Axel Springer SE	(3,362)	(251,215)	(5.6)
Brenntag AG	(730)	(43,802)	(1.0)
Commerzbank AG	(649)	(7,006)	(0.2)

18	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Germany (continued)
Daimler AG (Registered)	(697)	$(48,242)	(1.1	) %
Deutsche Bank AG (Registered)	(4,724)	(61,784)	(1.4)
Deutsche Wohnen SE	(1,263)	(61,490)	(1.4)
E.ON SE	(19,721)	(222,497)	(5.0)
Fraport AG Frankfurt Airport Services Worldwide	(1,904)	(190,070)	(4.2)
KION Group AG	(717)	(49,207)	(1.1)
Linde AG	(96)	(23,741)	(0.5)
Porsche Automobil Holding SE (Preference)	(713)	(48,227)	(1.1)
RWE AG	(17,122)	(449,355)	(10.0)
Symrise AG	(594)	(53,691)	(1.2)
Telefonica Deutschland Holding AG	(7,665)	(33,569)	(0.7)
thyssenkrupp AG	(2,205)	(58,682)	(1.3)
United Internet AG (Registered)	(2,769)	(148,949)	(3.3)

		(1,850,509)
Hong Kong
China Gas Holdings Ltd.	(8,400)	(34,076)	(0.8)
New World Development Co. Ltd.	(48,496)	(69,151)	(1.5)
Wharf Holdings Ltd. (The)	(4,000)	(13,243)	(0.3)

		(116,470)
Italy
Davide Campari-Milano SpA	(6,053)	(50,988)	(1.1)
Ferrari NV	(83)	(11,016)	(0.2)
Intesa Sanpaolo SpA	(10,884)	(33,356)	(0.7)
Leonardo SpA	(3,686)	(44,037)	(1.0)
Luxottica Group SpA	(636)	(43,001)	(1.0)
Snam SpA	(61,881)	(265,752)	(5.9)
UniCredit SpA	(18,021)	(318,200)	(7.1)

		(766,350)
Japan
Aeon Co. Ltd.	(800)	(16,255)	(0.4)
Daifuku Co. Ltd.	(500)	(22,035)	(0.5)
Dai-ichi Life Holdings, Inc.	(400)	(7,553)	(0.2)
Daikin Industries Ltd.	(100)	(11,953)	(0.3)
Japan Post Holdings Co. Ltd.	(300)	(3,308)	(0.1)
LINE Corp.	(27,002)	(1,179,624)	(26.3)
M3, Inc.	(1,900)	(72,449)	(1.6)
Mitsubishi Motors Corp.	(5,600)	(42,812)	(1.0)
Mitsubishi UFJ Financial Group, Inc.	(2,200)	(13,501)	(0.3)
Mizuho Financial Group, Inc.	(28,000)	(48,672)	(1.1)
Nexon Co. Ltd.	(1,000)	(14,409)	(0.3)
Ono Pharmaceutical Co. Ltd.	(1,000)	(23,629)	(0.5)
Otsuka Holdings Co. Ltd.	(100)	(4,618)	(0.1)
Rakuten, Inc.	(7,300)	(51,462)	(1.1)
Renesas Electronics Corp.	(6,200)	(55,403)	(1.2)
Resona Holdings, Inc.	(400)	(2,275)	(0.1)
Ricoh Co. Ltd.	(300)	(2,929)	(0.1)
Shimano, Inc.	(200)	(28,842)	(0.6)
Shin-Etsu Chemical Co. Ltd.	(200)	(20,232)	(0.5)
Start Today Co. Ltd.	(300)	(12,066)	(0.3)
SUMCO Corp.	(1,800)	(38,514)	(0.9)
Sumitomo Mitsui Financial Group, Inc.	(100)	(3,969)	(0.1)
Sumitomo Mitsui Trust Holdings, Inc.	(300)	(11,916)	(0.3)
Tokyu Corp.	(100)	(1,722)	(0.0)
Toshiba Corp.	(12,000)	(36,669)	(0.8)
Toyota Industries Corp.	(300)	(16,981)	(0.4)
Yakult Honsha Co. Ltd.	(200)	(14,422)	(0.3)
Yamada Denki Co. Ltd.	(200)	(992)	(0.0)

		(1,759,212)
Jersey
Randgold Resources Ltd.	(261)	(19,325)	(0.4)

	Shares	Value	% of Basket Value
Luxembourg
Eurofins Scientific SE	(17)	$(9,266)	(0.2)%
Tenaris SA	(3,143)	(57,579)	(1.3)

		(66,845)
Macau
MGM China Holdings Ltd.	(25,200)	(54,351)	(1.2)

Mexico
Fresnillo plc	(20,651)	(281,267)	(6.3)

Netherlands
Akzo Nobel NV	(7,172)	(662,413)	(14.8)
Heineken NV	(439)	(44,357)	(1.0)
Royal Dutch Shell plc	(1,412)	(49,458)	(1.1)

		(756,228)
Norway
Aker BP ASA	(906)	(32,372)	(0.7)
Yara International ASA	(9,101)	(401,282)	(8.9)

		(433,654)
Portugal
Galp Energia SGPS SA	(1,231)	(25,282)	(0.6)

South Korea
Mirae Asset Daewoo Co. Ltd.	(2,889)	(21,108)	(0.5)
Samsung Biologics Co. Ltd.	(3)	(1,001)	(0.0)

		(22,109)
Spain
Banco de Sabadell SA	(19,585)	(32,604)	(0.7)
Banco Santander SA	(31,704)	(178,117)	(4.0)
Bankia SA	(12,122)	(47,653)	(1.1)
CaixaBank SA	(2,441)	(11,231)	(0.3)
Cellnex Telecom SA	(3,605)	(95,800)	(2.1)
Cia de Distribucion Integral Logista Holdings SA	(54)	(1,279)	(0.0)
Ferrovial SA	(20,234)	(417,650)	(9.3)
Industria de Diseno Textil SA	(1,852)	(60,691)	(1.4)
Naturgy Energy Group SA	(2,057)	(55,722)	(1.2)
Siemens Gamesa Renewable Energy SA	(74,952)	(1,057,270)	(23.6)

		(1,958,017)
Sweden
Assa Abloy AB	(10,638)	(209,999)	(4.7)
Essity AB	(1,244)	(31,118)	(0.7)
Hexagon AB	(80)	(4,876)	(0.1)
Investor AB	(1,146)	(49,920)	(1.1)
Nordea Bank AB	(17,873)	(189,952)	(4.2)
Skanska AB	(6,674)	(125,541)	(2.8)
Telefonaktiebolaget LM Ericsson	(2,847)	(22,350)	(0.5)
Telia Co. AB	(4,373)	(21,035)	(0.5)

		(654,791)
Switzerland
Cie Financiere Richemont SA (Registered)	(391)	(34,243)	(0.8)
Clariant AG (Registered)	(1,056)	(25,250)	(0.6)
Credit Suisse Group AG (Registered)	(9,523)	(153,154)	(3.4)
Dufry AG (Registered)	(729)	(96,460)	(2.2)
Givaudan SA (Registered)	(46)	(107,672)	(2.4)
Glencore plc	(12,501)	(54,822)	(1.2)
LafargeHolcim Ltd. (Registered)	(12,481)	(636,459)	(14.2)
Lonza Group AG (Registered)	(262)	(80,648)	(1.8)
Vifor Pharma AG	(313)	(59,205)	(1.3)

		(1,247,913)
Taiwan
Chunghwa Telecom Co. Ltd.	(28,000)	(97,035)	(2.2)
MediaTek, Inc.	(2,000)	(16,633)	(0.4)

		(113,668)

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United Kingdom
Admiral Group plc	(3,989)	$(103,693)	(2.3	) %
ASOS plc	(313)	(24,922)	(0.6)
AstraZeneca plc	(2,136)	(164,421)	(3.7)
B&M European Value Retail SA	(26,052)	(140,966)	(3.1)
Bellway plc	(548)	(20,949)	(0.5)
BP plc	(13,003)	(97,723)	(2.2)
British American Tobacco plc	(1,806)	(99,280)	(2.2)
Bunzl plc	(1,068)	(31,735)	(0.7)
CNH Industrial NV	(407)	(4,778)	(0.1)
ConvaTec Group plc	(4,207)	(12,079)	(0.3)
Croda International plc	(143)	(9,648)	(0.2)
Diageo plc	(1,597)	(58,590)	(1.3)
DS Smith plc	(6,675)	(44,102)	(1.0)
G4S plc	(20,075)	(72,659)	(1.6)
HSBC Holdings plc	(1,374)	(13,158)	(0.3)
Informa plc	(10,314)	(106,837)	(2.4)
International Consolidated Airlines Group SA	(2,013)	(18,694)	(0.4)
Intertek Group plc	(940)	(72,514)	(1.6)
John Wood Group plc	(14,218)	(121,305)	(2.7)
Johnson Matthey plc	(2,742)	(135,093)	(3.0)
Just Eat plc	(7,802)	(81,100)	(1.8)
National Grid plc	(6,078)	(64,931)	(1.4)
NatWest Markets plc	(15,849)	(53,002)	(1.2)
Reckitt Benckiser Group plc	(3,312)	(295,267)	(6.6)
Rentokil Initial plc	(44,140)	(196,245)	(4.4)
Rolls-Royce Holdings plc	(13,017)	(169,241)	(3.8)
Sky plc	(284)	(5,674)	(0.1)
St James’s Place plc	(796)	(12,595)	(0.3)
Standard Chartered plc	(3,212)	(28,964)	(0.6)
Standard Life Aberdeen plc	(7,509)	(30,758)	(0.7)
United Utilities Group plc	(783)	(7,389)	(0.2)
Weir Group plc (The)	(5,169)	(132,458)	(3.0)
Whitbread plc	(125)	(6,421)	(0.1)
WPP plc	(11,796)	(184,513)	(4.1)

		(2,621,704)
United States
3M Co.	(191)	(40,553)	(0.9)
Abbott Laboratories	(292)	(19,138)	(0.4)
ABIOMED, Inc.	(207)	(73,388)	(1.6)
Advance Auto Parts, Inc.	(142)	(20,055)	(0.4)
AECOM	(330)	(11,075)	(0.2)
Affiliated Managers Group, Inc.	(536)	(85,765)	(1.9)
Albemarle Corp.	(3,270)	(308,034)	(6.9)
Alexion Pharmaceuticals, Inc.	(319)	(42,414)	(0.9)
Alliance Data Systems Corp.	(48)	(10,794)	(0.2)
Altria Group, Inc.	(1,291)	(75,756)	(1.7)
Amazon.com, Inc.	(219)	(389,259)	(8.7)
AMERCO	(859)	(323,912)	(7.2)
American Campus Communities, Inc.	(3,784)	(156,090)	(3.5)
American Homes 4 Rent	(456)	(10,096)	(0.2)
American International Group, Inc.	(2,199)	(121,407)	(2.7)
American Tower Corp.	(255)	(37,801)	(0.8)
American Water Works Co., Inc.	(189)	(16,679)	(0.4)
Analog Devices, Inc.	(2,769)	(266,212)	(5.9)
Aqua America, Inc.	(8,682)	(320,713)	(7.2)
Aramark	(949)	(38,159)	(0.9)
Archer-Daniels-Midland Co.	(1,542)	(74,417)	(1.7)
Arconic, Inc.	(10,292)	(223,233)	(5.0)
Arrow Electronics, Inc.	(1,062)	(80,542)	(1.8)
Arthur J Gallagher & Co.	(1,002)	(71,493)	(1.6)
Autodesk, Inc.	(1,572)	(201,908)	(4.5)
Baker Hughes a GE Co.	(5,356)	(185,210)	(4.1)
Ball Corp.	(1,479)	(57,637)	(1.3)

	Shares	Value	% of Basket Value
United States (continued)
Bank OZK	(2,855)	$(116,770)	(2.6)%
Becton Dickinson and Co.	(119)	(29,794)	(0.7)
Berkshire Hathaway, Inc.	(157)	(31,066)	(0.7)
Bio-Rad Laboratories, Inc.	(772)	(236,734)	(5.3)
Black Knight, Inc.	(607)	(31,352)	(0.7)
Bluebird Bio, Inc.	(2,040)	(315,996)	(7.0)
Booking Holdings, Inc.	(43)	(87,235)	(1.9)
Brighthouse Financial, Inc.	(297)	(12,899)	(0.3)
Broadcom, Inc.	(745)	(165,219)	(3.7)
Bunge Ltd.	(67)	(4,632)	(0.1)
Caesars Entertainment Corp.	(28,526)	(322,344)	(7.2)
Campbell Soup Co.	(1,418)	(57,996)	(1.3)
Capital One Financial Corp.	(421)	(39,709)	(0.9)
Cardinal Health, Inc.	(23)	(1,149)	(0.0)
Carlisle Cos., Inc.	(192)	(23,585)	(0.5)
CarMax, Inc.	(578)	(43,165)	(1.0)
Catalent, Inc.	(2,617)	(109,129)	(2.4)
Cboe Global Markets, Inc.	(1,846)	(179,302)	(4.0)
CenturyLink, Inc.	(3,068)	(57,586)	(1.3)
Cerner Corp.	(1,387)	(86,105)	(1.9)
CF Industries Holdings, Inc.	(1,593)	(70,761)	(1.6)
Charles Schwab Corp. (The)	(234)	(11,948)	(0.3)
Charter Communications, Inc.	(123)	(37,463)	(0.8)
Cheniere Energy, Inc.	(3,181)	(201,993)	(4.5)
Chipotle Mexican Grill, Inc.	(99)	(42,932)	(1.0)
Cincinnati Financial Corp.	(118)	(8,924)	(0.2)
Citigroup, Inc.	(2,515)	(180,803)	(4.0)
Coca-Cola Co. (The)	(420)	(19,585)	(0.4)
Cognex Corp.	(740)	(39,057)	(0.9)
CommScope Holding Co., Inc.	(952)	(30,569)	(0.7)
Concho Resources, Inc.	(1,425)	(207,836)	(4.6)
Corning, Inc.	(3,103)	(102,958)	(2.3)
CoStar Group, Inc.	(539)	(224,143)	(5.0)
Coty, Inc.	(16,203)	(217,282)	(4.8)
Crown Castle International Corp.	(745)	(82,568)	(1.8)
Cypress Semiconductor Corp.	(727)	(12,948)	(0.3)
Danaher Corp.	(69)	(7,078)	(0.2)
Deere & Co.	(1,737)	(251,500)	(5.6)
DENTSPLY SIRONA, Inc.	(3,976)	(191,285)	(4.3)
Diamondback Energy, Inc.	(1,847)	(243,712)	(5.4)
Digital Realty Trust, Inc.	(1,732)	(210,299)	(4.7)
DISH Network Corp.	(336)	(10,604)	(0.2)
Dominion Energy, Inc.	(229)	(16,422)	(0.4)
DowDuPont, Inc.	(3,775)	(259,607)	(5.8)
DR Horton, Inc.	(2,132)	(93,168)	(2.1)
Duke Energy Corp.	(503)	(41,055)	(0.9)
DXC Technology Co.	(69)	(5,847)	(0.1)
Eaton Vance Corp.	(838)	(44,523)	(1.0)
Ecolab, Inc.	(45)	(6,331)	(0.1)
Edison International	(515)	(34,314)	(0.8)
EQT Corp.	(1,566)	(77,799)	(1.7)
Equinix, Inc.	(37)	(16,253)	(0.4)
Evergy, Inc.	(420)	(23,558)	(0.5)
Eversource Energy	(725)	(44,022)	(1.0)
Exact Sciences Corp.	(5,861)	(342,575)	(7.6)
Exelixis, Inc.	(333)	(6,893)	(0.2)
Expedia Group, Inc.	(240)	(32,122)	(0.7)
Fidelity National Information Services, Inc.	(254)	(26,195)	(0.6)
First Horizon National Corp.	(15,493)	(277,170)	(6.2)
First Republic Bank	(2,056)	(203,256)	(4.5)
FleetCor Technologies, Inc.	(671)	(145,607)	(3.2)
Flex Ltd.	(1,872)	(26,133)	(0.6)
Flowserve Corp.	(3,995)	(177,098)	(3.9)

20	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Fluor Corp.	(1,545)	$(79,181)	(1.8	) %
FMC Corp.	(1,239)	(111,361)	(2.5)
Gartner, Inc.	(3,331)	(451,117)	(10.1)
General Electric Co.	(14,782)	(201,479)	(4.5)
Genuine Parts Co.	(727)	(70,744)	(1.6)
GGP, Inc.	(176)	(3,752)	(0.1)
Global Payments, Inc.	(301)	(33,884)	(0.8)
GoDaddy, Inc.	(291)	(21,423)	(0.5)
Goldman Sachs Group, Inc. (The)	(453)	(107,556)	(2.4)
Guidewire Software, Inc.	(5,184)	(446,861)	(10.0)
Hanesbrands, Inc.	(120)	(2,671)	(0.1)
Harley-Davidson, Inc.	(121)	(5,190)	(0.1)
Harris Corp.	(760)	(125,362)	(2.8)
Hasbro, Inc.	(205)	(20,420)	(0.5)
HCP, Inc.	(3,713)	(96,167)	(2.1)
Healthcare Trust of America, Inc.	(2,936)	(80,212)	(1.8)
Henry Schein, Inc.	(545)	(43,278)	(1.0)
Hess Corp.	(626)	(41,084)	(0.9)
Hexcel Corp.	(161)	(11,111)	(0.2)
Hologic, Inc.	(2,519)	(108,090)	(2.4)
Hubbell, Inc.	(1,085)	(133,726)	(3.0)
Huntington Bancshares, Inc.	(8,029)	(123,968)	(2.8)
Incyte Corp.	(2,187)	(145,523)	(3.2)
Intercontinental Exchange, Inc.	(327)	(24,169)	(0.5)
International Flavors & Fragrances, Inc.	(670)	(88,949)	(2.0)
Invitation Homes, Inc.	(6,992)	(161,585)	(3.6)
IPG Photonics Corp.	(357)	(58,562)	(1.3)
IQVIA Holdings, Inc.	(1,088)	(132,671)	(3.0)
Iron Mountain, Inc.	(2,873)	(100,871)	(2.2)
Jacobs Engineering Group, Inc.	(1,121)	(75,813)	(1.7)
JB Hunt Transport Services, Inc.	(957)	(114,744)	(2.6)
Kansas City Southern	(684)	(79,529)	(1.8)
KeyCorp	(363)	(7,576)	(0.2)
Keysight Technologies, Inc.	(359)	(20,822)	(0.5)
Kimco Realty Corp.	(371)	(6,192)	(0.1)
Kinder Morgan, Inc.	(7,077)	(125,829)	(2.8)
Knight-Swift Transportation Holdings, Inc.	(6,721)	(218,769)	(4.9)
Kraft Heinz Co. (The)	(12,371)	(745,353)	(16.6)
L Brands, Inc.	(409)	(12,953)	(0.3)
Leidos Holdings, Inc.	(2,547)	(174,266)	(3.9)
Lennar Corp.	(3,871)	(202,337)	(4.5)
Liberty Broadband Corp.	(2,111)	(167,761)	(3.7)
Live Nation Entertainment, Inc.	(3,609)	(177,852)	(4.0)
LogMeIn, Inc.	(576)	(46,685)	(1.0)
Macerich Co. (The)	(576)	(34,019)	(0.8)
Markel Corp.	(113)	(132,210)	(2.9)
MarketAxess Holdings, Inc.	(702)	(136,027)	(3.0)
Martin Marietta Materials, Inc.	(884)	(176,287)	(3.9)
McCormick & Co., Inc. (Non-Voting)	(977)	(114,837)	(2.6)
MetLife, Inc.	(1,806)	(82,606)	(1.8)
MGM Resorts International	(1,369)	(42,946)	(1.0)
Microchip Technology, Inc.	(600)	(56,058)	(1.3)
Mid-America Apartment Communities, Inc.	(1,319)	(132,929)	(3.0)
Middleby Corp. (The)	(57)	(5,841)	(0.1)
Mohawk Industries, Inc.	(214)	(40,309)	(0.9)
Molson Coors Brewing Co.	(663)	(44,421)	(1.0)
Mondelez International, Inc.	(130)	(5,639)	(0.1)
Monster Beverage Corp.	(223)	(13,384)	(0.3)
Morgan Stanley	(1,078)	(54,504)	(1.2)
Mosaic Co. (The)	(924)	(27,822)	(0.6)
National Instruments Corp.	(1,797)	(78,727)	(1.8)
Netflix, Inc.	(748)	(252,413)	(5.6)
Neurocrine Biosciences, Inc.	(605)	(60,796)	(1.4)

	Shares	Value	% of Basket Value
United States (continued)
New York Community Bancorp, Inc.	(576)	$(6,204)	(0.1)%
Newell Brands, Inc.	(1,724)	(45,152)	(1.0)
NextEra Energy, Inc.	(94)	(15,749)	(0.4)
NiSource, Inc.	(3,157)	(82,650)	(1.8)
Noble Energy, Inc.	(1,992)	(71,891)	(1.6)
Nordson Corp.	(15)	(2,012)	(0.0)
Norfolk Southern Corp.	(236)	(39,884)	(0.9)
Nucor Corp.	(2,775)	(185,731)	(4.1)
NVIDIA Corp.	(221)	(54,114)	(1.2)
Old Republic International Corp.	(895)	(19,072)	(0.4)
Olin Corp.	(6,535)	(192,848)	(4.3)
ONEOK, Inc.	(2,241)	(157,856)	(3.5)
PacWest Bancorp	(654)	(32,844)	(0.7)
Palo Alto Networks, Inc.	(241)	(47,781)	(1.1)
Parsley Energy, Inc.	(9,786)	(307,574)	(6.9)
PayPal Holdings, Inc.	(1,399)	(114,914)	(2.6)
Philip Morris International, Inc.	(455)	(39,267)	(0.9)
Pioneer Natural Resources Co.	(866)	(163,908)	(3.7)
Pool Corp.	(630)	(96,548)	(2.2)
PPL Corp.	(895)	(25,749)	(0.6)
PTC, Inc.	(1,215)	(111,671)	(2.5)
QIAGEN NV	(184)	(6,671)	(0.1)
QUALCOMM, Inc.	(687)	(44,030)	(1.0)
Qurate Retail, Inc.	(924)	(19,672)	(0.4)
Regency Centers Corp.	(668)	(42,505)	(0.9)
Regeneron Pharmaceuticals, Inc.	(432)	(158,980)	(3.5)
Rockwell Collins, Inc.	(151)	(20,987)	(0.5)
Roper Technologies, Inc.	(344)	(103,854)	(2.3)
Royal Gold, Inc.	(52)	(4,400)	(0.1)
Sabre Corp.	(979)	(24,103)	(0.5)
SBA Communications Corp.	(222)	(35,132)	(0.8)
SCANA Corp.	(110)	(4,399)	(0.1)
Seattle Genetics, Inc.	(5,236)	(368,614)	(8.2)
Sempra Energy	(2,276)	(263,083)	(5.9)
Service Corp. International	(710)	(27,938)	(0.6)
ServiceMaster Global Holdings, Inc.	(744)	(42,401)	(0.9)
ServiceNow, Inc.	(508)	(89,388)	(2.0)
Shire plc	(4,144)	(236,018)	(5.3)
Signature Bank	(602)	(66,045)	(1.5)
Southern Co. (The)	(1,215)	(59,049)	(1.3)
Splunk, Inc.	(1,129)	(108,497)	(2.4)
Sprint Corp.	(504)	(2,737)	(0.1)
Square, Inc.	(163)	(10,538)	(0.2)
SS&C Technologies Holdings, Inc.	(201)	(10,667)	(0.2)
Stericycle, Inc.	(401)	(28,014)	(0.6)
Symantec Corp.	(10,347)	(209,216)	(4.7)
Synchrony Financial	(145)	(4,196)	(0.1)
Tableau Software, Inc.	(831)	(85,651)	(1.9)
Targa Resources Corp.	(6,255)	(319,443)	(7.1)
Teleflex, Inc.	(265)	(72,268)	(1.6)
TransDigm Group, Inc.	(324)	(121,675)	(2.7)
TransUnion	(261)	(18,896)	(0.4)
Trimble, Inc.	(4,568)	(161,250)	(3.6)
TripAdvisor, Inc.	(2,685)	(155,703)	(3.5)
Twitter, Inc.	(3,355)	(106,924)	(2.4)
Ulta Beauty, Inc.	(255)	(62,319)	(1.4)
Ultimate Software Group, Inc. (The)	(125)	(34,611)	(0.8)
Union Pacific Corp.	(551)	(82,589)	(1.8)
United Technologies Corp.	(558)	(75,743)	(1.7)
Vail Resorts, Inc.	(368)	(101,888)	(2.3)
Veeva Systems, Inc.	(1,488)	(112,537)	(2.5)
Ventas, Inc.	(177)	(9,979)	(0.2)
VEREIT, Inc.	(169)	(1,289)	(0.0)

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Verisk Analytics, Inc.	(447)	$(49,447)	(1.1	) %
Vornado Realty Trust	(2,526)	(181,670)	(4.1)
Vulcan Materials Co.	(104)	(11,648)	(0.3)
WEC Energy Group, Inc.	(391)	(25,951)	(0.6)
Wells Fargo & Co.	(5,215)	(298,767)	(6.7)
Welltower, Inc.	(1,562)	(97,781)	(2.2)
WestRock Co.	(711)	(41,224)	(0.9)
WEX, Inc.	(1,015)	(192,667)	(4.3)
Williams Cos., Inc. (The)	(4,596)	(136,731)	(3.0)
Workday, Inc.	(187)	(23,192)	(0.5)
WR Berkley Corp.	(1,162)	(88,091)	(2.0)
Xerox Corp.	(1,881)	(48,850)	(1.1)
XPO Logistics, Inc.	(2,918)	(290,983)	(6.5)
Xylem, Inc.	(1,015)	(77,708)	(1.7)
Zayo Group Holdings, Inc.	(2,934)	(108,821)	(2.4)
Zimmer Biomet Holdings, Inc.	(865)	(108,574)	(2.4)

		(23,328,349)

Total Reference Entity — Short		(41,016,199)

Net Value of Reference Entity — Bank of America NA		$4,484,460

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of July 31, 2018, expiration dates 02/24/23 — 02/27/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
Rio Tinto plc	8,308	$456,117	11.4%

Austria
OMV AG	688	38,881	1.0
voestalpine AG	900	45,032	1.0

		83,913
Belgium
Ageas	7,208	386,602	9.7
KBC Group NV	306	23,491	0.6
Proximus SADP	5,448	133,526	3.4
Solvay SA	34	4,658	0.1
UCB SA	1,543	132,659	3.3

		680,936
Bermuda
Everest Re Group Ltd.	97	21,180	0.4

China
Anhui Conch Cement Co. Ltd.	500	3,216	0.1
Bank of Communications Co. Ltd.	222,000	160,713	4.0
China CITIC Bank Corp. Ltd.	201,000	129,368	3.3
China Merchants Bank Co. Ltd.	37,500	147,085	3.7
China Mobile Ltd.	2,500	22,584	0.6
China Petroleum & Chemical Corp.	146,000	140,341	3.5
China Shenhua Energy Co. Ltd.	24,000	54,416	1.3
CNOOC Ltd.	8,000	13,403	0.3
CSPC Pharmaceutical Group Ltd.	28,000	73,404	1.8
Fosun International Ltd.	152,500	279,603	7.0
Shimao Property Holdings Ltd.	13,500	38,394	1.0
SINA Corp.	750	60,360	1.5
Sinopharm Group Co. Ltd.	5,600	23,687	0.6
Tencent Holdings Ltd.	7,700	350,461	8.8

	Shares	Value	% of Basket Value
China (continued)
Tingyi Cayman Islands Holding Corp.	50,000	$115,555	2.9%
Yum China Holdings, Inc.	6,290	226,943	5.7

		1,839,533
Denmark
Pandora A/S	1,120	79,534	2.0

Finland
Stora Enso OYJ	3,326	54,887	1.3
UPM-Kymmene OYJ	2,596	92,087	2.3

		146,974
France
Atos SE	1,728	231,547	5.8
AXA SA	73	1,839	0.0
BNP Paribas SA	160	10,379	0.3
Capgemini SE	181	23,156	0.6
Casino Guichard Perrachon SA	31	1,259	0.0
Cie de Saint-Gobain	4,854	215,801	5.4
Cie Generale des Etablissements Michelin SCA	816	104,789	2.6
Covivio	1,102	114,776	2.9
Engie SA	2,122	34,267	0.8
Faurecia SA	4,074	276,740	7.0
Ipsen SA	92	15,285	0.4
L’Oreal SA	86	21,016	0.5
Peugeot SA	3,155	90,618	2.3
Publicis Groupe SA	736	46,969	1.1
Sanofi	1,680	146,154	3.7
Schneider Electric SE	712	57,149	1.4
SCOR SE	38	1,478	0.0
Thales SA	343	45,027	1.1
Ubisoft Entertainment SA	199	21,934	0.6
Valeo SA	2,221	108,832	2.7
Veolia Environnement SA	2,052	46,824	1.2

		1,615,839
Germany
Allianz SE (Registered)	939	207,758	5.2
BASF SE	415	39,781	1.0
Beiersdorf AG	528	61,549	1.6
Continental AG	1,077	248,201	6.3
Covestro AG	1,676	160,957	4.1
Deutsche Lufthansa AG (Registered)	16,548	464,294	11.7
Deutsche Post AG (Registered)	661	23,350	0.6
Deutsche Telekom AG (Registered)	4,147	68,571	1.7
Evonik Industries AG	316	11,694	0.3
HOCHTIEF AG	891	160,217	4.0
Infineon Technologies AG	3,998	105,878	2.7
LEG Immobilien AG	125	14,059	0.4
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,232	273,005	6.9
ProSiebenSat.1 Media SE	1,447	39,054	1.0
Rheinmetall AG	2,012	243,153	6.1
Uniper SE	1,933	60,356	1.5
Volkswagen AG	789	136,134	3.4

		2,318,011
Hong Kong
CK Asset Holdings Ltd.	30,500	233,584	5.9
CLP Holdings Ltd.	28,000	320,066	8.1
Galaxy Entertainment Group Ltd.	2,000	16,113	0.4
Haier Electronics Group Co. Ltd.	146,000	426,983	10.8
Hang Seng Bank Ltd.	7,300	198,941	5.0
Henderson Land Development Co. Ltd.	8,000	44,684	1.1

22	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Hong Kong (continued)
Hong Kong & China Gas Co. Ltd.	680	$1,389	0.0%
Link REIT	7,000	69,455	1.8
Sino Biopharmaceutical Ltd.	196,500	269,131	6.8
Sun Hung Kai Properties Ltd.	1,000	15,683	0.4
Techtronic Industries Co. Ltd.	6,000	33,462	0.8
WH Group Ltd.	19,500	15,700	0.4

		1,645,191
Ireland
AerCap Holdings NV	865	48,552	1.2

Italy
A2A SpA	15,642	28,694	0.7
Assicurazioni Generali SpA	1,945	34,491	0.9
Enel SpA	2,921	16,273	0.4
FinecoBank Banca Fineco SpA	789	9,252	0.2
Mediobanca Banca di Credito Finanziario SpA	322	3,334	0.1
Moncler SpA	1,625	71,620	1.8
Poste Italiane SpA	3,829	35,623	0.9
Prysmian SpA	2,202	56,249	1.4
Recordati SpA	237	8,833	0.2
Telecom Italia SpA	22,824	17,556	0.4
Terna Rete Elettrica Nazionale SpA	1,813	10,156	0.3

		292,081
Japan
AGC, Inc.	1,300	54,489	1.4
Ajinomoto Co., Inc.	3,100	54,887	1.4
Bridgestone Corp.	2,000	78,893	2.0
Brother Industries Ltd.	2,000	40,798	1.0
Central Japan Railway Co.	1,800	374,900	9.4
Daito Trust Construction Co. Ltd.	900	150,811	3.8
Daiwa House Industry Co. Ltd.	2,800	102,104	2.6
Denso Corp.	800	39,572	1.0
FUJIFILM Holdings Corp.	2,100	86,677	2.2
Fujitsu Ltd.	8,000	54,523	1.4
Hoya Corp.	600	36,105	0.9
ITOCHU Corp.	700	12,429	0.3
Japan Airlines Co. Ltd.	500	18,457	0.5
Japan Exchange Group, Inc.	3,900	69,374	1.7
KDDI Corp.	100	2,784	0.1
Koito Manufacturing Co. Ltd.	300	19,325	0.5
Konami Holdings Corp.	4,800	225,835	5.7
Kyushu Electric Power Co., Inc.	7,400	87,206	2.2
Lawson, Inc.	100	6,005	0.2
LIXIL Group Corp.	500	10,249	0.3
Marubeni Corp.	2,100	16,033	0.4
MEIJI Holdings Co. Ltd.	100	7,864	0.2
Mitsubishi Chemical Holdings Corp.	43,100	377,533	9.5
MS&AD Insurance Group Holdings, Inc.	7,700	235,848	5.9
NGK Spark Plug Co. Ltd.	3,300	95,293	2.4
Nikon Corp.	19,600	330,867	8.3
Nippon Telegraph & Telephone Corp.	1,000	46,254	1.2
NTT Data Corp.	1,800	20,503	0.5
NTT DOCOMO, Inc.	100	2,574	0.1
Obayashi Corp.	14,700	153,471	3.9
Omron Corp.	1,500	67,888	1.7
Pola Orbis Holdings, Inc.	500	19,376	0.5
Recruit Holdings Co. Ltd.	12,100	331,558	8.4
Secom Co. Ltd.	200	15,287	0.4
Sekisui Chemical Co. Ltd.	4,500	80,544	2.0
Seven & i Holdings Co. Ltd.	3,300	134,772	3.4
Shimizu Corp.	7,800	81,638	2.1

	Shares	Value	% of Basket Value
Japan (continued)
Shiseido Co. Ltd.	800	$58,936	1.5%
Sompo Holdings, Inc.	4,100	166,641	4.2
Sony Financial Holdings, Inc.	3,000	57,649	1.5
Square Enix Holdings Co. Ltd.	600	28,368	0.7
Subaru Corp.	4,900	143,205	3.6
Sumitomo Chemical Co. Ltd.	17,000	97,898	2.5
Sumitomo Corp.	4,500	74,100	1.9
Suzuki Motor Corp.	2,900	170,572	4.3
T&D Holdings, Inc.	100	1,494	0.0
Taisei Corp.	6,700	372,614	9.4
Tokio Marine Holdings, Inc.	700	33,303	0.8
Tokyo Electron Ltd.	300	52,590	1.3
Trend Micro, Inc.	2,800	165,442	4.2
Yokogawa Electric Corp.	13,100	232,995	5.9

		5,198,533
Kazakhstan
KAZ Minerals plc	14,464	160,191	4.0

Luxembourg
ArcelorMittal	1,077	34,518	0.9

Macau
Sands China Ltd.	5,200	26,867	0.7
Wynn Macau Ltd.	7,600	22,446	0.6

		49,313
Netherlands
ASR Nederland NV	3,925	175,591	4.4
Heineken Holding NV	3,083	298,120	7.5
ING Groep NV	652	9,967	0.3
Koninklijke Ahold Delhaize NV	7,336	186,559	4.7
Koninklijke Philips NV	475	20,852	0.5
NN Group NV	644	28,450	0.7
Randstad NV	378	23,923	0.6
Wolters Kluwer NV	2,082	125,376	3.2

		868,838
Norway
DNB ASA	697	14,035	0.4
Equinor ASA	635	16,848	0.4

		30,883
Panama
Carnival Corp.	282	16,706	0.4

Singapore
CapitaLand Ltd.	62,500	148,472	3.7
CapitaLand Mall Trust	534,400	849,469	21.4
Genting Singapore Ltd.	474,400	446,051	11.2
Mapletree Industrial Trust	38,600	56,776	1.4
Suntec REIT	6,400	8,671	0.2

		1,509,439
South Africa
Anglo American plc	11,808	267,284	6.7

South Korea
Hyundai Development Co-Engineering & Construction	71	1,689	0.0
KB Financial Group, Inc.	151	7,258	0.2
Kia Motors Corp.	2,067	58,601	1.5
KT&G Corp.	1,274	125,845	3.2
LG Corp.	6,151	414,637	10.4
LG Display Co. Ltd.	24	455	0.0
LG Electronics, Inc.	490	32,844	0.8

CONSOLIDATED SCHEDULE OF INVESTMENTS	23

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
South Korea (continued)
LG Household & Health Care Ltd.	59	$63,892	1.6%
POSCO	691	203,372	5.1
Samsung Electro-Mechanics Co. Ltd.	157	21,611	0.5
Samsung Fire & Marine Insurance Co. Ltd.	603	147,257	3.7
Samsung SDS Co. Ltd.	143	26,821	0.7
Shinhan Financial Group Co. Ltd.	42	1,638	0.0
SK Holdings Co. Ltd.	13	3,064	0.1
SK Hynix, Inc.	4,310	333,122	8.4
SK Innovation Co. Ltd.	472	83,830	2.1
SK Telecom Co. Ltd.	1,367	305,511	7.7

		1,831,447
Spain
ACS Actividades de Construccion y Servicios SA	653	28,619	0.7
Aena SME SA	162	29,415	0.7
Amadeus IT Group SA	44	3,753	0.1
Bankinter SA	2,252	21,721	0.5
Mapfre SA	3,784	11,876	0.3
Red Electrica Corp. SA	2,392	50,699	1.3
Repsol SA	31,115	617,165	15.6
Telefonica SA	65,138	585,299	14.7

		1,348,547
Sweden
Atlas Copco AB	2,341	67,038	1.7
Electrolux AB	273	6,404	0.2
Epiroc AB	2,341	28,029	0.7
Hennes & Mauritz AB	1,116	17,376	0.4
SKF AB	544	11,169	0.3
Svenska Cellulosa AB SCA	1,163	12,034	0.3
Swedbank AB	1,671	39,515	1.0
Swedish Match AB	137	7,489	0.2

		189,054
Switzerland
ABB Ltd. (Registered)	1,956	44,901	1.1
Adecco Group AG (Registered)	933	57,358	1.4
Baloise Holding AG (Registered)	2,177	339,481	8.6
Barry Callebaut AG (Registered)	71	120,961	3.0
Ferguson plc	853	67,270	1.7
Georg Fischer AG (Registered)	184	237,406	6.0
Kuehne + Nagel International AG (Registered)	1,742	278,023	7.0
Logitech International SA (Registered)	3,782	166,330	4.2
Novartis AG (Registered)	402	33,737	0.9
Partners Group Holding AG	30	22,766	0.6
Roche Holding AG	1,872	459,850	11.6
SGS SA (Registered)	19	49,527	1.2
STMicroelectronics NV	1,247	26,913	0.7
Swiss Life Holding AG (Registered)	80	28,686	0.7
Swiss Re AG	404	37,040	0.9
Zurich Insurance Group AG	40	12,266	0.3

		1,982,515
Taiwan
Delta Electronics, Inc.	21,000	73,215	1.8
Formosa Chemicals & Fibre Corp.	45,000	177,531	4.5
Formosa Plastics Corp.	23,000	84,695	2.1
Fubon Financial Holding Co. Ltd.	129,000	214,017	5.4
Globalwafers Co. Ltd.	6,000	101,570	2.6
Pegatron Corp.	141,000	314,115	7.9
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	295,841	7.5
United Microelectronics Corp.	535,000	306,384	7.7

		1,567,368

	Shares	Value	% of Basket Value
United Kingdom
BAE Systems plc	267	$2,286	0.1%
Barratt Developments plc	2,608	18,266	0.5
Berkeley Group Holdings plc	1,380	67,546	1.7
British Land Co. plc (The)	693	6,002	0.2
Burberry Group plc	320	8,839	0.2
Direct Line Insurance Group plc	4,820	21,747	0.5
GlaxoSmithKline plc	12,740	264,613	6.7
Imperial Brands plc	2,908	111,370	2.8
InterContinental Hotels Group plc	97	5,987	0.2
ITV plc	2,843	6,145	0.2
J Sainsbury plc	15,825	67,862	1.7
Land Securities Group plc	16,080	198,821	5.0
Legal & General Group plc	4,672	16,078	0.4
Lloyds Banking Group plc	77,666	63,661	1.6
Marks & Spencer Group plc	10,474	42,332	1.1
Mondi plc	4,893	134,535	3.4
Next plc	706	54,965	1.4
Pearson plc	11,858	143,625	3.6
RELX plc	1,701	37,060	0.9
Rightmove plc	3,893	248,710	6.3
Royal Mail plc	5,394	33,187	0.8
Sage Group plc (The)	11,887	96,938	2.4
Schroders plc	85	3,471	0.1
Smith & Nephew plc	9,188	159,082	4.0
Smiths Group plc	1,853	39,160	1.0
Taylor Wimpey plc	59,717	137,043	3.5

		1,989,331
United States
AbbVie, Inc.	1,793	165,368	4.2
Accenture plc	508	80,940	2.0
Adobe Systems, Inc.	293	71,691	1.8
AES Corp.	1,914	25,571	0.6
Aflac, Inc.	66	3,072	0.1
Agilent Technologies, Inc.	587	38,765	1.0
Air Products & Chemicals, Inc.	30	4,925	0.1
Alcoa Corp.	4,296	185,888	4.7
Align Technology, Inc.	126	44,938	1.1
Allison Transmission Holdings, Inc.	404	18,988	0.5
Allstate Corp. (The)	164	15,600	0.4
Ameren Corp.	734	45,552	1.1
American Airlines Group, Inc.	2,537	100,313	2.5
American Electric Power Co., Inc.	117	8,323	0.2
American Express Co.	747	74,341	1.9
American Financial Group, Inc.	209	23,552	0.6
Ameriprise Financial, Inc.	64	9,323	0.2
Amgen, Inc.	2,377	467,199	11.8
Antero Resources Corp.	1,191	24,463	0.6
Anthem, Inc.	95	24,035	0.6
AO Smith Corp.	150	8,930	0.2
Apartment Investment & Management Co.	56	2,388	0.1
Applied Materials, Inc.	637	30,977	0.8
AT&T, Inc.	4,454	142,394	3.6
Athene Holding Ltd.	620	28,439	0.7
AutoZone, Inc.	127	89,602	2.3
Baxter International, Inc.	1,533	111,066	2.8
Biogen, Inc.	733	245,093	6.2
Boeing Co. (The)	98	34,917	0.9
Booz Allen Hamilton Holding Corp.	677	32,002	0.8
BorgWarner, Inc.	993	45,698	1.2
Bristol-Myers Squibb Co.	1,823	107,101	2.7
Broadridge Financial Solutions, Inc.	503	56,829	1.4

24	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Brown-Forman Corp.	191	$10,165	0.3%
Burlington Stores, Inc.	881	134,626	3.4
CA, Inc.	252	11,141	0.3
Cabot Oil & Gas Corp.	322	7,567	0.2
Cadence Design Systems, Inc.	1,956	86,240	2.2
Campbell Soup Co.	109	4,458	0.1
CBRE Group, Inc.	2,383	118,673	3.0
CBS Corp. (Non-Voting)	558	29,390	0.7
CDK Global, Inc.	285	17,798	0.4
Celanese Corp.	151	17,835	0.4
Celgene Corp.	82	7,387	0.2
CenterPoint Energy, Inc.	5,213	148,466	3.7
Chemours Co. (The)	247	11,315	0.3
Chevron Corp.	1,684	212,639	5.4
Cigna Corp.	419	75,177	1.9
Cimarex Energy Co.	91	8,973	0.2
Cintas Corp.	173	35,375	0.9
Cisco Systems, Inc.	109	4,610	0.1
CIT Group, Inc.	1,479	78,283	2.0
Citizens Financial Group, Inc.	623	24,783	0.6
Citrix Systems, Inc.	299	32,881	0.8
CMS Energy Corp.	1,387	67,048	1.7
Colgate-Palmolive Co.	249	16,685	0.4
Columbia Sportswear Co.	664	57,755	1.5
Comerica, Inc.	150	14,541	0.4
Commerce Bancshares, Inc.	846	56,513	1.4
Conagra Brands, Inc.	436	16,006	0.4
ConocoPhillips	6,137	442,907	11.2
Consolidated Edison, Inc.	987	77,904	2.0
Costco Wholesale Corp.	74	16,185	0.4
Credit Acceptance Corp.	15	5,754	0.1
Crown Holdings, Inc.	226	10,231	0.3
CubeSmart	2,420	73,471	1.9
Cullen/Frost Bankers, Inc.	317	35,025	0.9
Cummins, Inc.	141	20,136	0.5
Darden Restaurants, Inc.	1,047	111,966	2.8
DCT Industrial Trust, Inc.	98	6,553	0.2
Dell Technologies, Inc. Class V	493	45,612	1.1
Devon Energy Corp.	3,805	171,263	4.3
Discover Financial Services	56	3,999	0.1
Dollar General Corp.	837	82,152	2.1
Domino’s Pizza, Inc.	133	34,934	0.9
Douglas Emmett, Inc.	71	2,758	0.1
DTE Energy Co.	1,537	166,826	4.2
Duke Realty Corp.	3,779	110,044	2.8
E*TRADE Financial Corp.	578	34,570	0.9
East West Bancorp, Inc.	1,398	90,507	2.3
Eastman Chemical Co.	2,003	207,551	5.2
eBay, Inc.	272	9,098	0.2
Edwards Lifesciences Corp.	146	20,798	0.5
Eli Lilly & Co.	52	5,138	0.1
Emerson Electric Co.	1,135	82,038	2.1
EOG Resources, Inc.	473	60,989	1.5
Equity LifeStyle Properties, Inc.	2,163	196,811	5.0
Equity Residential	1,238	81,002	2.0
Essex Property Trust, Inc.	28	6,733	0.2
Estee Lauder Cos., Inc. (The)	1,863	251,393	6.3
Exelon Corp.	166	7,055	0.2
Expeditors International of Washington, Inc.	2,384	181,589	4.6
Express Scripts Holding Co.	1,628	129,361	3.3
Extra Space Storage, Inc.	113	10,619	0.3
F5 Networks, Inc.	1,136	194,688	4.9

	Shares	Value	% of Basket Value
United States (continued)
FactSet Research Systems, Inc.	204	$41,077	1.0%
Fair Isaac Corp.	686	138,202	3.5
Fifth Third Bancorp	6,160	182,274	4.6
First American Financial Corp.	1,069	59,864	1.5
First Data Corp.	1,068	24,842	0.6
FirstEnergy Corp.	4,680	165,812	4.2
Fiserv, Inc.	1,283	96,841	2.4
FLIR Systems, Inc.	380	22,268	0.6
Foot Locker, Inc.	866	42,269	1.1
Ford Motor Co.	523	5,251	0.1
Fortune Brands Home & Security, Inc.	204	11,832	0.3
Franklin Resources, Inc.	3,372	115,727	2.9
Freeport-McMoRan, Inc.	1,086	17,919	0.5
Gaming and Leisure Properties, Inc.	530	19,250	0.5
Gap, Inc. (The)	3,509	105,867	2.7
General Motors Co.	5,333	202,174	5.1
Gentex Corp.	4,411	102,335	2.6
Gilead Sciences, Inc.	10	778	0.0
Graco, Inc.	353	16,287	0.4
H&R Block, Inc.	1,617	40,684	1.0
Halliburton Co.	5,745	243,703	6.1
Hartford Financial Services Group, Inc. (The)	917	48,326	1.2
HCA Healthcare, Inc.	77	9,566	0.2
HD Supply Holdings, Inc.	1,534	67,465	1.7
Hershey Co. (The)	291	28,579	0.7
Hewlett Packard Enterprise Co.	14,507	223,988	5.6
HollyFrontier Corp.	560	41,765	1.1
Honeywell International, Inc.	809	129,157	3.3
Host Hotels & Resorts, Inc.	538	11,266	0.3
HP, Inc.	2,527	58,323	1.5
Humana, Inc.	349	109,649	2.8
Huntington Ingalls Industries, Inc.	223	51,970	1.3
Huntsman Corp.	2,524	84,630	2.1
IDEX Corp.	631	96,909	2.4
IDEXX Laboratories, Inc.	226	55,354	1.4
Illinois Tool Works, Inc.	881	126,274	3.2
Ingersoll-Rand plc	1,805	177,811	4.5
Ingredion, Inc.	79	8,003	0.2
Intel Corp.	191	9,187	0.2
International Business Machines Corp.	665	96,378	2.4
Intuit, Inc.	908	185,450	4.7
Johnson & Johnson	224	29,684	0.7
Jones Lang LaSalle, Inc.	145	24,796	0.6
Juniper Networks, Inc.	4,625	121,823	3.1
KAR Auction Services, Inc.	1,935	115,036	2.9
Kellogg Co.	574	40,771	1.0
Kilroy Realty Corp.	208	15,174	0.4
Kimberly-Clark Corp.	720	81,979	2.1
KLA-Tencor Corp.	1,096	128,692	3.2
Kroger Co. (The)	90	2,610	0.1
Lam Research Corp.	202	38,509	1.0
Lear Corp.	2,010	362,061	9.1
Lennox International, Inc.	469	101,811	2.6
Liberty Property Trust	374	16,030	0.4
Lincoln Electric Holdings, Inc.	311	29,215	0.7
Lincoln National Corp.	452	30,781	0.8
Loews Corp.	1,639	83,228	2.1
LPL Financial Holdings, Inc.	478	31,687	0.8
LyondellBasell Industries NV	506	56,060	1.4
Macy’s, Inc.	3,982	158,205	4.0
ManpowerGroup, Inc.	171	15,947	0.4

CONSOLIDATED SCHEDULE OF INVESTMENTS	25

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Marathon Oil Corp.	4,973	$105,030	2.6%
Marathon Petroleum Corp.	529	42,759	1.1
Marvell Technology Group Ltd.	1,011	21,544	0.5
Masco Corp.	1,280	51,622	1.3
Maxim Integrated Products, Inc.	1,434	87,675	2.2
McKesson Corp.	319	40,066	1.0
Mettler-Toledo International, Inc.	218	129,167	3.3
Michael Kors Holdings Ltd.	1,069	71,334	1.8
Micron Technology, Inc.	632	33,363	0.8
Microsoft Corp.	211	22,383	0.6
MKS Instruments, Inc.	29	2,735	0.1
Moody’s Corp.	127	21,732	0.5
Motorola Solutions, Inc.	663	80,422	2.0
MSCI, Inc.	107	17,782	0.4
Nasdaq, Inc.	343	31,350	0.8
National Retail Properties, Inc.	599	26,721	0.7
NetApp, Inc.	2,902	224,963	5.7
Newfield Exploration Co.	3,670	105,402	2.7
Newmont Mining Corp.	38	1,394	0.0
News Corp.	3,801	57,281	1.4
Nordstrom, Inc.	320	16,771	0.4
NRG Energy, Inc.	897	28,408	0.7
NVR, Inc.	8	22,075	0.6
Old Dominion Freight Line, Inc.	982	144,158	3.6
Omnicom Group, Inc.	842	57,955	1.5
ON Semiconductor Corp.	401	8,842	0.2
O’Reilly Automotive, Inc.	24	7,344	0.2
PACCAR, Inc.	250	16,430	0.4
Packaging Corp. of America	208	23,483	0.6
Park Hotels & Resorts, Inc.	77	2,409	0.1
Parker-Hannifin Corp.	181	30,598	0.8
People’s United Financial, Inc.	2,890	52,685	1.3
Phillips 66	272	33,548	0.8
PPG Industries, Inc.	194	21,468	0.5
Progressive Corp. (The)	864	51,849	1.3
Prologis, Inc.	2,110	138,458	3.5
Prudential Financial, Inc.	510	51,464	1.3
Public Service Enterprise Group, Inc.	1,530	78,887	2.0
PulteGroup, Inc.	2,048	58,348	1.5
PVH Corp.	5	768	0.0
Quanta Services, Inc.	555	18,909	0.5
Quest Diagnostics, Inc.	1,734	186,786	4.7
Ralph Lauren Corp.	538	72,619	1.8
Raymond James Financial, Inc.	833	76,294	1.9
Raytheon Co.	566	112,085	2.8
Red Hat, Inc.	252	35,590	0.9
Regions Financial Corp.	685	12,748	0.3
Reliance Steel & Aluminum Co.	197	17,769	0.4
Robert Half International, Inc.	2,841	215,234	5.4
Rockwell Automation, Inc.	1,426	267,461	6.7
Ross Stores, Inc.	9	787	0.0
S&P Global, Inc.	113	22,650	0.6
salesforce.com, Inc.	349	47,865	1.2
Seagate Technology plc	92	4,841	0.1
Simon Property Group, Inc.	40	7,048	0.2
Sirius XM Holdings, Inc.	2,562	17,985	0.5
Six Flags Entertainment Corp.	478	31,046	0.8
SL Green Realty Corp.	910	93,830	2.4
Snap-on, Inc.	624	105,824	2.7
Starbucks Corp.	640	33,530	0.8
State Street Corp.	707	62,435	1.6
Steel Dynamics, Inc.	981	46,195	1.2

	Shares	Value	% of Basket Value
United States (continued)
SunTrust Banks, Inc.	1,815	$130,807	3.3%
Synopsys, Inc.	773	69,129	1.7
Synovus Financial Corp.	501	24,759	0.6
T Rowe Price Group, Inc.	45	5,359	0.1
Target Corp.	1,923	155,148	3.9
TD Ameritrade Holding Corp.	1,562	89,268	2.2
TE Connectivity Ltd.	1,079	100,962	2.5
Teradyne, Inc.	2,273	98,307	2.5
Texas Instruments, Inc.	1,601	178,223	4.5
Tiffany & Co.	128	17,608	0.4
Toll Brothers, Inc.	1,982	69,885	1.8
Torchmark Corp.	1,731	152,449	3.8
Toro Co. (The)	1,350	81,257	2.0
Tractor Supply Co.	173	13,501	0.3
Tyson Foods, Inc.	1,404	80,941	2.0
UDR, Inc.	2,911	112,015	2.8
UGI Corp.	2,196	116,695	2.9
United Continental Holdings, Inc.	618	49,687	1.3
United Parcel Service, Inc.	323	38,724	1.0
United Rentals, Inc.	559	83,179	2.1
Unum Group	1,389	55,185	1.4
US Foods Holding Corp.	3,078	104,067	2.6
Valero Energy Corp.	823	97,402	2.5
Verizon Communications, Inc.	352	18,177	0.5
Visa, Inc.	1,430	195,538	4.9
WABCO Holdings, Inc.	444	55,802	1.4
Walgreens Boots Alliance, Inc.	254	17,175	0.4
Walmart, Inc.	1,708	152,405	3.8
Walt Disney Co. (The)	377	42,812	1.1
Waters Corp.	534	105,342	2.7
Western Digital Corp.	188	13,188	0.3
Western Union Co. (The)	9,637	194,282	4.9
Weyerhaeuser Co.	2,235	76,392	1.9
WP Carey, Inc.	47	3,073	0.1
WW Grainger, Inc.	38	13,169	0.3
Xcel Energy, Inc.	2,193	102,764	2.6
Yum! Brands, Inc.	2,429	192,595	4.9
Zoetis, Inc.	379	32,776	0.8

		18,071,929

Total Reference Entity — Long		44,343,757

Reference Entity — Short

Austria
Erste Group Bank AG	(209)	(9,027)	(0.2)
Raiffeisen Bank International AG	(6,718)	(224,013)	(5.6)

		(233,040)
Belgium
Anheuser-Busch InBev SA/NV	(3,368)	(342,741)	(8.6)
Umicore SA	(560)	(32,773)	(0.8)

		(375,514)
Bermuda
Axalta Coating Systems Ltd.	(3,350)	(101,338)	(2.6)

China
AAC Technologies Holdings, Inc.	(6,500)	(83,532)	(2.1)
Beijing Enterprises Water Group Ltd.	(206,000)	(112,624)	(2.8)
Brilliance China Automotive Holdings Ltd.	(52,141)	(68,261)	(1.7)
BYD Co. Ltd.	(7,000)	(39,766)	(1.0)
China Evergrande Group	(84,000)	(233,118)	(5.9)
China Jinmao Holdings Group Ltd.	(108,000)	(52,130)	(1.3)

26	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
China (continued)
China Life Insurance Co. Ltd.	(13,000)	$(32,667)	(0.8	) %
China Minsheng Banking Corp. Ltd.	(30,600)	(22,752)	(0.6)
China Resources Gas Group Ltd.	(4,000)	(18,985)	(0.5)
China Taiping Insurance Holdings Co. Ltd.	(11,000)	(37,746)	(1.0)
China Unicom Hong Kong Ltd.	(102,000)	(125,946)	(3.2)
ENN Energy Holdings Ltd.	(1,000)	(10,168)	(0.3)
Kunlun Energy Co. Ltd.	(34,000)	(29,412)	(0.7)
Lenovo Group Ltd.	(600,000)	(333,674)	(8.4)
New China Life Insurance Co. Ltd.	(7,810)	(36,056)	(0.9)
PetroChina Co. Ltd.	(242,000)	(184,294)	(4.6)
Semiconductor Manufacturing International Corp.	(71,000)	(86,103)	(2.2)
Sunac China Holdings Ltd.	(64,000)	(209,269)	(5.3)

		(1,716,503)
Denmark
AP Moller - Maersk A/S	(1)	(1,436)	(0.0)
Chr Hansen Holding A/S	(1,372)	(142,023)	(3.6)
DSV A/S	(477)	(39,962)	(1.0)
Genmab A/S	(668)	(114,453)	(2.9)
Orsted A/S	(2,774)	(171,179)	(4.3)
Tryg A/S	(2,159)	(52,849)	(1.3)

		(521,902)
Finland
Elisa OYJ	(5,607)	(243,461)	(6.1)
Nokia OYJ	(24,672)	(133,911)	(3.4)
Sampo OYJ	(2,236)	(113,562)	(2.9)
Wartsila OYJ Abp	(9,343)	(202,263)	(5.1)

		(693,197)
France
Aeroports de Paris	(1,683)	(376,223)	(9.5)
Alstom SA	(4,024)	(180,404)	(4.5)
Bollore SA	(1)	(5)	(0.0)
Bureau Veritas SA	(12,309)	(316,655)	(8.0)
Electricite de France SA	(484)	(7,247)	(0.2)
Getlink	(5,271)	(69,577)	(1.8)
Iliad SA	(2)	(316)	(0.0)
Ingenico Group SA	(2,214)	(183,383)	(4.6)
LVMH Moet Hennessy Louis Vuitton SE	(276)	(96,183)	(2.4)
Pernod Ricard SA	(1,125)	(181,258)	(4.6)
Remy Cointreau SA	(144)	(19,645)	(0.5)
Renault SA	(183)	(16,082)	(0.4)
SEB SA	(691)	(131,253)	(3.3)
Societe Generale SA	(210)	(9,366)	(0.2)
Sodexo SA	(108)	(11,964)	(0.3)
Teleperformance	(1,802)	(330,003)	(8.3)
Vinci SA	(869)	(87,440)	(2.2)
Vivendi SA	(624)	(16,167)	(0.4)

		(2,033,171)
Germany
1&1 Drillisch AG	(10,745)	(639,156)	(16.1)
Axel Springer SE	(123)	(9,191)	(0.2)
Commerzbank AG	(16,943)	(182,912)	(4.6)
Daimler AG (Registered)	(3,059)	(211,726)	(5.3)
Deutsche Bank AG (Registered)	(27,469)	(359,261)	(9.1)
Deutsche Wohnen SE	(612)	(29,795)	(0.8)
E.ON SE	(48,194)	(543,735)	(13.7)
Fresenius Medical Care AG & Co. KGaA	(1,795)	(175,110)	(4.4)
Innogy SE	(652)	(28,969)	(0.7)
KION Group AG	(3,407)	(233,819)	(5.9)
MTU Aero Engines AG	(418)	(88,640)	(2.2)

	Shares	Value	% of Basket Value
Germany (continued)
Porsche Automobil Holding SE (Preference)	(2,076)	$(140,421)	(3.5)%
RWE AG	(890)	(23,357)	(0.6)
Siemens AG (Registered)	(1,292)	(182,352)	(4.6)
Telefonica Deutschland Holding AG	(65,151)	(285,330)	(7.2)
United Internet AG (Registered)	(86)	(4,626)	(0.1)
Volkswagen AG (Preference)	(1,029)	(183,329)	(4.6)
Wirecard AG	(200)	(37,415)	(0.9)

		(3,359,144)
Hong Kong
China Gas Holdings Ltd.	(14,000)	(56,794)	(1.4)
New World Development Co. Ltd.	(48,457)	(69,095)	(1.7)
Nine Dragons Paper Holdings Ltd.	(14,000)	(17,365)	(0.4)
Wharf Holdings Ltd. (The)	(13,000)	(43,038)	(1.1)

		(186,292)
Italy
Atlantia SpA	(10,099)	(299,139)	(7.5)
Davide Campari-Milano SpA	(18,169)	(153,048)	(3.9)
Intesa Sanpaolo SpA	(14,242)	(43,647)	(1.1)
Leonardo SpA	(3,765)	(44,981)	(1.1)
Luxottica Group SpA	(2,168)	(146,583)	(3.7)
UniCredit SpA	(16,327)	(288,288)	(7.3)

		(975,686)
Japan
Aeon Co. Ltd.	(4,100)	(83,307)	(2.1)
Aisin Seiki Co. Ltd.	(2,200)	(102,612)	(2.6)
ANA Holdings, Inc.	(6,300)	(231,344)	(5.8)
Asahi Group Holdings Ltd.	(500)	(24,302)	(0.6)
Chugai Pharmaceutical Co. Ltd.	(200)	(10,173)	(0.3)
Chugoku Electric Power Co., Inc. (The)	(16,500)	(217,113)	(5.5)
Daifuku Co. Ltd.	(5,100)	(224,753)	(5.7)
Dai-ichi Life Holdings, Inc.	(2,200)	(41,539)	(1.0)
Daiichi Sankyo Co. Ltd.	(1,000)	(41,477)	(1.0)
Dentsu, Inc.	(2,100)	(88,181)	(2.2)
Don Quijote Holdings Co. Ltd.	(8,200)	(383,302)	(9.7)
FamilyMart UNY Holdings Co. Ltd.	(200)	(18,664)	(0.5)
Honda Motor Co. Ltd.	(8,100)	(247,298)	(6.2)
Idemitsu Kosan Co. Ltd.	(100)	(4,505)	(0.1)
IHI Corp.	(400)	(14,048)	(0.4)
Japan Post Bank Co. Ltd.	(1,800)	(21,600)	(0.5)
Japan Post Holdings Co. Ltd.	(2,800)	(30,872)	(0.8)
Japan Real Estate Investment Corp.	(11)	(57,617)	(1.5)
Kawasaki Heavy Industries Ltd.	(1,500)	(44,105)	(1.1)
Keyence Corp.	(1,000)	(528,968)	(13.3)
Komatsu Ltd.	(2,100)	(62,051)	(1.6)
Kubota Corp.	(1,200)	(20,146)	(0.5)
Kyocera Corp.	(800)	(46,560)	(1.2)
M3, Inc.	(13,100)	(499,519)	(12.6)
Makita Corp.	(200)	(8,997)	(0.2)
MINEBEA MITSUMI, Inc.	(2,600)	(46,663)	(1.2)
MISUMI Group, Inc.	(2,800)	(71,537)	(1.8)
Mitsubishi Motors Corp.	(1,600)	(12,232)	(0.3)
Mitsubishi UFJ Financial Group, Inc.	(2,400)	(14,728)	(0.4)
Mizuho Financial Group, Inc.	(185,100)	(321,757)	(8.1)
Murata Manufacturing Co. Ltd.	(300)	(52,493)	(1.3)
Nexon Co. Ltd.	(6,000)	(86,452)	(2.2)
NGK Insulators Ltd.	(2,500)	(43,904)	(1.1)
Nippon Paint Holdings Co. Ltd.	(15,400)	(673,012)	(17.0)
Nitori Holdings Co. Ltd.	(900)	(135,636)	(3.4)
Nomura Holdings, Inc.	(9,300)	(44,095)	(1.1)
Ono Pharmaceutical Co. Ltd.	(2,500)	(59,073)	(1.5)
Otsuka Holdings Co. Ltd.	(4,500)	(207,811)	(5.2)

CONSOLIDATED SCHEDULE OF INVESTMENTS	27

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
Persol Holdings Co. Ltd.	(1,900)	$(41,417)	(1.0	) %
Rakuten, Inc.	(64,000)	(451,171)	(11.4)
Renesas Electronics Corp.	(23,900)	(213,570)	(5.4)
Resona Holdings, Inc.	(5,300)	(30,145)	(0.8)
Ricoh Co. Ltd.	(3,800)	(37,098)	(0.9)
Seibu Holdings, Inc.	(2,000)	(33,751)	(0.9)
Shimano, Inc.	(200)	(28,842)	(0.7)
Shin-Etsu Chemical Co. Ltd.	(200)	(20,232)	(0.5)
SMC Corp.	(200)	(67,772)	(1.7)
SoftBank Group Corp.	(100)	(8,352)	(0.2)
Start Today Co. Ltd.	(400)	(16,089)	(0.4)
SUMCO Corp.	(8,800)	(188,291)	(4.7)
Sumitomo Mitsui Financial Group, Inc.	(2,400)	(95,251)	(2.4)
Sumitomo Mitsui Trust Holdings, Inc.	(600)	(23,833)	(0.6)
Sysmex Corp.	(100)	(9,483)	(0.2)
TDK Corp.	(100)	(10,714)	(0.3)
Tohoku Electric Power Co., Inc.	(2,100)	(26,743)	(0.7)
Tokyo Gas Co. Ltd.	(1,500)	(36,638)	(0.9)
Tokyu Corp.	(1,400)	(24,103)	(0.6)
Toray Industries, Inc.	(47,300)	(366,566)	(9.2)
Toshiba Corp.	(208,000)	(635,587)	(16.0)
Toyota Industries Corp.	(7,000)	(396,223)	(10.0)
Unicharm Corp.	(500)	(15,227)	(0.4)
Yakult Honsha Co. Ltd.	(400)	(28,844)	(0.7)
Yamaha Corp.	(1,400)	(65,511)	(1.7)
Yamaha Motor Co. Ltd.	(600)	(15,840)	(0.4)
Yamato Holdings Co. Ltd.	(9,500)	(275,341)	(6.9)

		(7,985,080)
Jersey
Randgold Resources Ltd.	(104)	(7,700)	(0.2)

Macau
MGM China Holdings Ltd.	(250,042)	(539,285)	(13.6)

Mexico
Fresnillo plc	(3,630)	(49,441)	(1.2)

Netherlands
Akzo Nobel NV	(150)	(13,854)	(0.3)
ASML Holding NV	(367)	(78,600)	(2.0)
Heineken NV	(116)	(11,721)	(0.3)
Royal Dutch Shell plc	(170)	(5,955)	(0.2)

		(110,130)
Portugal
EDP - Energias de Portugal SA	(6,539)	(26,678)	(0.7)

South Korea
Amorepacific Corp.	(306)	(73,219)	(1.8)
Celltrion Healthcare Co. Ltd.	(199)	(16,278)	(0.4)
Hyosung Advanced Materials Corp.	(5)	(760)	(0.0)
Hyosung Chemical Corp.	(3)	(452)	(0.0)
Hyosung Heavy Industries Corp.	(11)	(520)	(0.0)
Hyosung TNC Co. Ltd.	(5)	(995)	(0.0)
Hyundai Heavy Industries Co. Ltd.	(6,297)	(601,590)	(15.2)
Hyundai Mobis Co. Ltd.	(280)	(57,077)	(1.4)
Hyundai Motor Co.	(819)	(94,917)	(2.4)
Hyundai Steel Co.	(331)	(15,953)	(0.4)
Kakao Corp.	(6,323)	(637,566)	(16.1)
LG Chem Ltd.	(2)	(673)	(0.0)
Lotte Shopping Co. Ltd.	(281)	(51,822)	(1.3)
NAVER Corp.	(150)	(96,239)	(2.4)
Netmarble Corp.	(2,121)	(275,137)	(6.9)
Samsung Biologics Co. Ltd.	(845)	(281,954)	(7.1)

	Shares	Value	% of Basket Value
South Korea (continued)
Samsung C&T Corp.	(1,342)	$(148,456)	(3.7)%
Samsung SDI Co. Ltd.	(404)	(83,003)	(2.1)
SillaJen, Inc.	(501)	(23,464)	(0.6)
S-Oil Corp.	(112)	(11,764)	(0.3)

		(2,471,839)
Spain
Banco de Sabadell SA	(9,041)	(15,051)	(0.4)
Bankia SA	(14,674)	(57,685)	(1.5)
CaixaBank SA	(2,075)	(9,547)	(0.2)
Cellnex Telecom SA	(1,927)	(51,209)	(1.3)
Grifols SA	(5,836)	(169,473)	(4.3)
Iberdrola SA	(7,884)	(61,297)	(1.5)

		(364,262)
Sweden
Autoliv, Inc.	(1,126)	(115,370)	(2.9)
Essity AB	(520)	(13,008)	(0.3)
Hexagon AB	(865)	(52,721)	(1.3)
Kinnevik AB	(2,148)	(74,136)	(1.9)
Nordea Bank AB	(2,085)	(22,159)	(0.6)
Securitas AB	(2,083)	(37,477)	(0.9)
Skandinaviska Enskilda Banken AB	(5,564)	(59,480)	(1.5)
Telia Co. AB	(2,234)	(10,746)	(0.3)

		(385,097)
Switzerland
Cie Financiere Richemont SA (Registered)	(3,395)	(297,330)	(7.5)
Clariant AG (Registered)	(996)	(23,816)	(0.6)
Dufry AG (Registered)	(396)	(52,398)	(1.3)
Glencore plc	(171,602)	(752,550)	(19.0)
LafargeHolcim Ltd. (Registered)	(1,811)	(92,351)	(2.3)
Lonza Group AG (Registered)	(201)	(61,871)	(1.6)

		(1,280,316)
Taiwan
Hon Hai Precision Industry Co. Ltd.	(27,800)	(76,255)	(1.9)
MediaTek, Inc.	(10,123)	(84,189)	(2.1)

		(160,444)
United Arab Emirates
NMC Health plc	(2,485)	(123,604)	(3.1)

United Kingdom
Admiral Group plc	(146)	(3,795)	(0.1)
ASOS plc	(2,025)	(161,235)	(4.1)
B&M European Value Retail SA	(3,510)	(18,992)	(0.5)
BP plc	(9,101)	(68,398)	(1.7)
British American Tobacco plc	(13,196)	(725,415)	(18.3)
Bunzl plc	(4,704)	(139,775)	(3.5)
ConvaTec Group plc	(58,362)	(167,571)	(4.2)
Croda International plc	(395)	(26,649)	(0.7)
Diageo plc	(4,500)	(165,094)	(4.2)
DS Smith plc	(26,354)	(174,120)	(4.4)
Hargreaves Lansdown plc	(809)	(22,038)	(0.6)
HSBC Holdings plc	(2,524)	(24,171)	(0.6)
Informa plc	(2,989)	(30,961)	(0.8)
Janus Henderson Group plc	(1,124)	(36,586)	(0.9)
John Wood Group plc	(32,150)	(274,296)	(6.9)
Johnson Matthey plc	(4)	(197)	(0.0)
Just Eat plc	(2,661)	(27,660)	(0.7)
Liberty Global plc	(1,443)	(40,736)	(1.0)
London Stock Exchange Group plc	(1,312)	(75,615)	(1.9)
National Grid plc	(3,715)	(39,687)	(1.0)
Reckitt Benckiser Group plc	(574)	(51,172)	(1.3)

28	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United Kingdom (continued)
Rentokil Initial plc	(2,497)	$(11,102)	(0.3	) %
Rolls-Royce Holdings plc	(11,358)	(147,671)	(3.7)
Segro plc	(7,433)	(64,789)	(1.6)
Severn Trent plc	(3,738)	(94,871)	(2.4)
Sky plc	(1,230)	(24,575)	(0.6)
St James’s Place plc	(1,618)	(25,601)	(0.6)
Standard Chartered plc	(16,010)	(144,368)	(3.6)
Standard Life Aberdeen plc	(97,152)	(397,949)	(10.0)
TechnipFMC plc	(2,156)	(70,178)	(1.8)
Tesco plc	(21,804)	(74,461)	(1.9)
Unilever NV	(999)	(57,633)	(1.5)
United Utilities Group plc	(3,556)	(33,558)	(0.8)
Weir Group plc (The)	(9,465)	(242,545)	(6.1)
Whitbread plc	(2,696)	(138,494)	(3.5)
WPP plc	(899)	(14,062)	(0.4)

		(3,816,020)
United States
Abbott Laboratories	(154)	(10,093)	(0.3)
Adient plc	(269)	(12,812)	(0.3)
Advance Auto Parts, Inc.	(102)	(14,405)	(0.4)
AECOM	(503)	(16,881)	(0.4)
Albemarle Corp.	(270)	(25,434)	(0.6)
Alexion Pharmaceuticals, Inc.	(906)	(120,462)	(3.0)
Alkermes plc	(2,349)	(103,004)	(2.6)
Alleghany Corp.	(7)	(4,405)	(0.1)
Allergan plc	(373)	(68,666)	(1.7)
Ally Financial, Inc.	(472)	(12,631)	(0.3)
Alnylam Pharmaceuticals, Inc.	(911)	(86,545)	(2.2)
Altria Group, Inc.	(1,124)	(65,956)	(1.7)
Amazon.com, Inc.	(37)	(65,765)	(1.7)
AMERCO	(115)	(43,364)	(1.1)
American Campus Communities, Inc.	(14)	(578)	(0.0)
American Homes 4 Rent	(6,002)	(132,884)	(3.3)
American International Group, Inc.	(324)	(17,888)	(0.5)
American Tower Corp.	(145)	(21,495)	(0.5)
American Water Works Co., Inc.	(136)	(12,002)	(0.3)
AmerisourceBergen Corp.	(349)	(28,559)	(0.7)
Amphenol Corp.	(1,803)	(168,599)	(4.2)
Analog Devices, Inc.	(289)	(27,784)	(0.7)
Annaly Capital Management, Inc.	(4,683)	(50,202)	(1.3)
Apache Corp.	(700)	(32,200)	(0.8)
Apple, Inc.	(125)	(23,786)	(0.6)
Aqua America, Inc.	(851)	(31,436)	(0.8)
Aramark	(2,600)	(104,546)	(2.6)
Archer-Daniels-Midland Co.	(1,795)	(86,627)	(2.2)
Arista Networks, Inc.	(317)	(81,066)	(2.0)
Arrow Electronics, Inc.	(176)	(13,348)	(0.3)
Arthur J Gallagher & Co.	(2,217)	(158,183)	(4.0)
athenahealth, Inc.	(405)	(61,038)	(1.5)
Atmos Energy Corp.	(730)	(67,065)	(1.7)
Autodesk, Inc.	(275)	(35,321)	(0.9)
Ball Corp.	(301)	(11,730)	(0.3)
Bank OZK	(325)	(13,293)	(0.3)
Becton Dickinson and Co.	(617)	(154,478)	(3.9)
Berkshire Hathaway, Inc.	(346)	(68,463)	(1.7)
Berry Global Group, Inc.	(624)	(30,482)	(0.8)
BioMarin Pharmaceutical, Inc.	(1,967)	(197,802)	(5.0)
Black Knight, Inc.	(1,546)	(79,851)	(2.0)
Brighthouse Financial, Inc.	(3,768)	(163,644)	(4.1)
Broadcom, Inc.	(26)	(5,766)	(0.1)
Caesars Entertainment Corp.	(26,080)	(294,704)	(7.4)
Campbell Soup Co.	(109)	(4,458)	(0.1)

	Shares	Value	% of Basket Value
United States (continued)
Carlisle Cos., Inc.	(173)	$(21,251)	(0.5)%
CarMax, Inc.	(2,667)	(199,172)	(5.0)
Cboe Global Markets, Inc.	(173)	(16,803)	(0.4)
CenturyLink, Inc.	(665)	(12,482)	(0.3)
Cerner Corp.	(292)	(18,127)	(0.5)
CF Industries Holdings, Inc.	(279)	(12,393)	(0.3)
Charles Schwab Corp. (The)	(914)	(46,669)	(1.2)
Charter Communications, Inc.	(26)	(7,919)	(0.2)
Cheniere Energy, Inc.	(20)	(1,270)	(0.0)
Chipotle Mexican Grill, Inc.	(69)	(29,923)	(0.8)
Cincinnati Financial Corp.	(1,220)	(92,269)	(2.3)
Cognex Corp.	(336)	(17,734)	(0.4)
Cognizant Technology Solutions Corp.	(440)	(35,860)	(0.9)
CommScope Holding Co., Inc.	(2,636)	(84,642)	(2.1)
Concho Resources, Inc.	(2,005)	(292,429)	(7.4)
Cooper Cos., Inc. (The)	(311)	(81,015)	(2.0)
Corning, Inc.	(2,538)	(84,211)	(2.1)
CoStar Group, Inc.	(25)	(10,396)	(0.3)
Coty, Inc.	(14,269)	(191,347)	(4.8)
Crown Castle International Corp.	(10)	(1,108)	(0.0)
CSX Corp.	(1,239)	(87,573)	(2.2)
Danaher Corp.	(208)	(21,337)	(0.5)
DENTSPLY SIRONA, Inc.	(23)	(1,107)	(0.0)
DexCom, Inc.	(2,401)	(228,407)	(5.8)
Diamondback Energy, Inc.	(942)	(124,297)	(3.1)
Digital Realty Trust, Inc.	(825)	(100,172)	(2.5)
Dollar Tree, Inc.	(519)	(47,374)	(1.2)
Dominion Energy, Inc.	(422)	(30,262)	(0.8)
DowDuPont, Inc.	(1,906)	(131,076)	(3.3)
DXC Technology Co.	(679)	(57,538)	(1.4)
Eaton Vance Corp.	(1,709)	(90,799)	(2.3)
Ecolab, Inc.	(772)	(108,620)	(2.7)
Edison International	(223)	(14,858)	(0.4)
Equifax, Inc.	(457)	(57,353)	(1.4)
Equinix, Inc.	(284)	(124,756)	(3.1)
Exact Sciences Corp.	(208)	(12,158)	(0.3)
Exelixis, Inc.	(5,111)	(105,798)	(2.7)
Expedia Group, Inc.	(507)	(67,857)	(1.7)
Facebook, Inc.	(100)	(17,258)	(0.4)
Fidelity National Financial, Inc.	(533)	(21,587)	(0.5)
Fidelity National Information Services, Inc.	(928)	(95,705)	(2.4)
First Horizon National Corp.	(600)	(10,734)	(0.3)
First Republic Bank	(485)	(47,947)	(1.2)
FleetCor Technologies, Inc.	(197)	(42,749)	(1.1)
Flex Ltd.	(6,821)	(95,221)	(2.4)
Flowserve Corp.	(288)	(12,767)	(0.3)
Fluor Corp.	(3,346)	(171,482)	(4.3)
Forest City Realty Trust, Inc.	(4,963)	(123,926)	(3.1)
Genuine Parts Co.	(215)	(20,922)	(0.5)
GGP, Inc.	(3,334)	(71,081)	(1.8)
Global Payments, Inc.	(1,620)	(182,363)	(4.6)
Goldman Sachs Group, Inc. (The)	(65)	(15,433)	(0.4)
GrubHub, Inc.	(130)	(15,846)	(0.4)
Hanesbrands, Inc.	(4,018)	(89,441)	(2.3)
Harley-Davidson, Inc.	(154)	(6,605)	(0.2)
Harris Corp.	(192)	(31,670)	(0.8)
Hasbro, Inc.	(134)	(13,348)	(0.3)
HCP, Inc.	(451)	(11,681)	(0.3)
Healthcare Trust of America, Inc.	(4,337)	(118,487)	(3.0)
Henry Schein, Inc.	(744)	(59,081)	(1.5)
Hexcel Corp.	(773)	(53,345)	(1.3)
Hormel Foods Corp.	(1,130)	(40,646)	(1.0)

CONSOLIDATED SCHEDULE OF INVESTMENTS	29

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Hubbell, Inc.	(178)	$(21,939)	(0.6	) %
IHS Markit Ltd.	(183)	(9,704)	(0.2)
Illumina, Inc.	(82)	(26,598)	(0.7)
Incyte Corp.	(173)	(11,511)	(0.3)
Intercontinental Exchange, Inc.	(671)	(49,594)	(1.2)
International Flavors & Fragrances, Inc.	(301)	(39,961)	(1.0)
Intuitive Surgical, Inc.	(183)	(92,999)	(2.3)
Invesco Ltd.	(3,256)	(87,879)	(2.2)
Invitation Homes, Inc.	(1,163)	(26,877)	(0.7)
Ionis Pharmaceuticals, Inc.	(2,324)	(101,512)	(2.6)
JB Hunt Transport Services, Inc.	(117)	(14,028)	(0.4)
Jefferies Financial Services, Inc.	(2,881)	(69,864)	(1.8)
Kansas City Southern	(192)	(22,324)	(0.6)
KeyCorp	(7,443)	(155,335)	(3.9)
Keysight Technologies, Inc.	(1,181)	(68,498)	(1.7)
Kimco Realty Corp.	(875)	(14,604)	(0.4)
Kinder Morgan, Inc.	(1,814)	(32,253)	(0.8)
Lennar Corp.	(735)	(38,418)	(1.0)
Liberty Broadband Corp.	(142)	(11,285)	(0.3)
Liberty Media Corp-Liberty Formula One	(3,005)	(105,926)	(2.7)
LKQ Corp.	(1,646)	(55,174)	(1.4)
LogMeIn, Inc.	(1,363)	(110,471)	(2.8)
Macerich Co. (The)	(364)	(21,498)	(0.5)
Markel Corp.	(20)	(23,400)	(0.6)
Martin Marietta Materials, Inc.	(168)	(33,503)	(0.8)
Medtronic plc	(456)	(41,145)	(1.0)
MetLife, Inc.	(377)	(17,244)	(0.4)
MGM Resorts International	(4,661)	(146,216)	(3.7)
Mid-America Apartment Communities, Inc.	(354)	(35,676)	(0.9)
Middleby Corp. (The)	(1,327)	(135,991)	(3.4)
Mohawk Industries, Inc.	(594)	(111,886)	(2.8)
Molson Coors Brewing Co.	(574)	(38,458)	(1.0)
Mondelez International, Inc.	(366)	(15,877)	(0.4)
Mosaic Co. (The)	(619)	(18,638)	(0.5)
Mylan NV	(482)	(17,983)	(0.5)
National Instruments Corp.	(1,819)	(79,690)	(2.0)
National Oilwell Varco, Inc.	(1,648)	(80,126)	(2.0)
Neurocrine Biosciences, Inc.	(1,794)	(180,279)	(4.5)
New Residential Investment Corp.	(559)	(10,001)	(0.3)
New York Community Bancorp, Inc.	(589)	(6,344)	(0.2)
Newell Brands, Inc.	(516)	(13,514)	(0.3)
NextEra Energy, Inc.	(25)	(4,188)	(0.1)
Nielsen Holdings plc	(591)	(13,924)	(0.4)
Nordson Corp.	(911)	(122,174)	(3.1)
Norfolk Southern Corp.	(91)	(15,379)	(0.4)
Norwegian Cruise Line Holdings Ltd.	(1,887)	(94,407)	(2.4)
Nucor Corp.	(2,239)	(149,856)	(3.8)
Olin Corp.	(186)	(5,489)	(0.1)
ONEOK, Inc.	(61)	(4,297)	(0.1)
PacWest Bancorp	(167)	(8,387)	(0.2)
Palo Alto Networks, Inc.	(220)	(43,617)	(1.1)
Parsley Energy, Inc.	(2,822)	(88,695)	(2.2)
Pioneer Natural Resources Co.	(892)	(168,829)	(4.3)
PPG Industries, Inc.	(1,173)	(129,804)	(3.3)
PPL Corp.	(565)	(16,255)	(0.4)
PTC, Inc.	(26)	(2,390)	(0.1)
QUALCOMM, Inc.	(2,940)	(188,425)	(4.7)
Qurate Retail, Inc.	(521)	(11,092)	(0.3)
Realty Income Corp.	(1,170)	(65,251)	(1.6)
Regency Centers Corp.	(715)	(45,495)	(1.1)
Rollins, Inc.	(1,084)	(59,555)	(1.5)
Royal Gold, Inc.	(218)	(18,445)	(0.5)

	Shares	Value	% of Basket Value
United States (continued)
Sabre Corp.	(1,529)	$(37,644)	(0.9)%
SBA Communications Corp.	(167)	(26,428)	(0.7)
Seattle Genetics, Inc.	(757)	(53,293)	(1.3)
Sempra Energy	(377)	(43,577)	(1.1)
Sensata Technologies Holding plc	(185)	(10,058)	(0.3)
Service Corp. International	(218)	(8,578)	(0.2)
ServiceMaster Global Holdings, Inc.	(2,080)	(118,539)	(3.0)
ServiceNow, Inc.	(116)	(20,411)	(0.5)
Sherwin-Williams Co. (The)	(206)	(90,790)	(2.3)
Shire plc	(451)	(25,686)	(0.6)
Signature Bank	(137)	(15,030)	(0.4)
Southern Co. (The)	(289)	(14,045)	(0.4)
Southwest Airlines Co.	(1,102)	(64,092)	(1.6)
Spectrum Brands Holdings, Inc.	(1,232)	(107,640)	(2.7)
Square, Inc.	(647)	(41,829)	(1.1)
SS&C Technologies Holdings, Inc.	(2,618)	(138,937)	(3.5)
Stericycle, Inc.	(1,672)	(116,806)	(2.9)
STERIS plc	(83)	(9,501)	(0.2)
Stryker Corp.	(119)	(19,427)	(0.5)
Symantec Corp.	(965)	(19,512)	(0.5)
Synchrony Financial	(779)	(22,544)	(0.6)
Tableau Software, Inc.	(705)	(72,664)	(1.8)
Tesla, Inc.	(181)	(53,963)	(1.4)
Thor Industries, Inc.	(915)	(86,788)	(2.2)
TransDigm Group, Inc.	(194)	(72,855)	(1.8)
Trimble, Inc.	(3,152)	(111,266)	(2.8)
Tyler Technologies, Inc.	(672)	(151,193)	(3.8)
Ulta Beauty, Inc.	(62)	(15,152)	(0.4)
Union Pacific Corp.	(68)	(10,193)	(0.3)
United Parcel Service, Inc.	(51)	(6,114)	(0.2)
USG Corp.	(76)	(3,285)	(0.1)
Vail Resorts, Inc.	(307)	(84,999)	(2.1)
Veeva Systems, Inc.	(418)	(31,613)	(0.8)
Ventas, Inc.	(2,689)	(151,606)	(3.8)
VEREIT, Inc.	(2,948)	(22,493)	(0.6)
Verisk Analytics, Inc.	(273)	(30,199)	(0.8)
Vertex Pharmaceuticals, Inc.	(96)	(16,805)	(0.4)
Vulcan Materials Co.	(194)	(21,728)	(0.5)
Wabtec Corp.	(449)	(49,534)	(1.2)
Waste Connections, Inc.	(363)	(28,172)	(0.7)
WEC Energy Group, Inc.	(190)	(12,610)	(0.3)
Wells Fargo & Co.	(703)	(40,275)	(1.0)
Welltower, Inc.	(35)	(2,191)	(0.1)
WestRock Co.	(192)	(11,132)	(0.3)
Whirlpool Corp.	(4)	(524)	(0.0)
Willis Towers Watson plc	(259)	(41,290)	(1.0)
Workday, Inc.	(1,281)	(158,870)	(4.0)
Worldpay, Inc.	(634)	(52,107)	(1.3)
WPX Energy, Inc.	(873)	(16,385)	(0.4)
WR Berkley Corp.	(644)	(48,821)	(1.2)
Wynn Resorts Ltd.	(28)	(4,669)	(0.1)
Xerox Corp.	(656)	(17,035)	(0.4)
XPO Logistics, Inc.	(788)	(78,578)	(2.0)
Zayo Group Holdings, Inc.	(348)	(12,906)	(0.3)
Zillow Group, Inc.	(237)	(13,200)	(0.3)
Zimmer Biomet Holdings, Inc.	(53)	(6,652)	(0.2)

		(12,859,799)

Total Reference Entity — Short		(40,375,482)

Net Value of Reference Entity — Citibank NA		$3,968,275

30	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of July 31, 2018, expiration dates 08/06/18 — 02/08/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
BHP Billiton plc	14,544	$334,712	8.0%

Austria
OMV AG	2,252	127,268	3.0
voestalpine AG	53	2,652	0.1

		129,920
Belgium
Colruyt SA	539	32,222	0.8
Proximus SADP	648	15,882	0.4
UCB SA	2,141	184,072	4.4

		232,176
Bermuda
Everest Re Group Ltd.	94	20,525	0.5

China
Anhui Conch Cement Co. Ltd.	40,500	260,464	6.2
Bank of Communications Co. Ltd.	60,000	43,436	1.0
China CITIC Bank Corp. Ltd.	119,000	76,591	1.8
China Construction Bank Corp.	63,000	57,600	1.4
China Merchants Bank Co. Ltd.	22,000	86,290	2.1
China Mobile Ltd.	8,500	76,784	1.8
China Petroleum & Chemical Corp.	40,000	38,450	0.9
China Resources Land Ltd.	28,000	102,668	2.4
China Shenhua Energy Co. Ltd.	5,500	12,470	0.3
CNOOC Ltd.	21,000	35,182	0.8
Country Garden Holdings Co. Ltd.	5,000	7,792	0.2
CSPC Pharmaceutical Group Ltd.	28,000	73,404	1.7
Fosun International Ltd.	128,000	234,683	5.6
Longfor Group Holdings Ltd.	34,500	97,333	2.3
Shimao Property Holdings Ltd.	11,000	31,284	0.7
Sinopharm Group Co. Ltd.	12,400	52,450	1.2
Tencent Holdings Ltd.	7,300	332,255	7.8
Tingyi Cayman Islands Holding Corp.	74,000	171,022	4.1

		1,790,158
Denmark
Coloplast A/S	514	43,180	1.0
Novo Nordisk A/S	6,114	304,155	7.2
Pandora A/S	1,612	114,472	2.7

		461,807
Finland
Neste OYJ	546	45,038	1.1
Nokian Renkaat OYJ	1,706	73,987	1.8
Stora Enso OYJ	241	3,977	0.1
UPM-Kymmene OYJ	625	22,170	0.5

		145,172
France
Arkema SA	456	57,102	1.4
Atos SE	1,095	146,727	3.5
AXA SA	27	680	0.0
BNP Paribas SA	375	24,326	0.6
Cie Generale des Etablissements Michelin SCA	97	12,456	0.3
Covivio	1,412	147,063	3.5
Dassault Systemes SE	226	33,698	0.8
Eiffage SA	981	109,628	2.6
Eurazeo SA	482	37,264	0.9

	Shares	Value	% of Basket Value
France (continued)
Faurecia SA	1,042	$70,781	1.7%
Gecina SA	457	77,847	1.9
Ipsen SA	65	10,799	0.3
L’Oreal SA	147	35,923	0.9
Orange SA	259	4,414	0.1
Peugeot SA	1,003	28,808	0.7
Safran SA	264	32,737	0.8
Sanofi	3,525	306,662	7.3
Schneider Electric SE	1,176	94,393	2.2
TOTAL SA	100	6,523	0.2
Ubisoft Entertainment SA	2,475	272,795	6.5
Veolia Environnement SA	5,662	129,200	3.1

		1,639,826
Germany
BASF SE	6,927	664,012	15.8
Continental AG	1,240	285,766	6.8
Covestro AG	924	88,738	2.1
Deutsche Lufthansa AG (Registered)	12,044	337,924	8.0
Evonik Industries AG	2,037	75,382	1.8
Hannover Rueck SE	342	45,618	1.1
Henkel AG & Co. KGaA (Preference)	404	50,697	1.2
HOCHTIEF AG	17	3,057	0.1
Merck KGaA	449	46,155	1.1
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	408	90,411	2.1
ProSiebenSat.1 Media SE	1,477	39,864	0.9
Rheinmetall AG	362	43,748	1.0
TUI AG	712	15,232	0.4
Uniper SE	204	6,370	0.2
Volkswagen AG	1,585	273,477	6.5

		2,066,451
Hong Kong
ASM Pacific Technology Ltd.	15,500	186,522	4.4
CK Asset Holdings Ltd.	6,000	45,951	1.1
CLP Holdings Ltd.	91,500	1,045,931	24.9
Haier Electronics Group Co. Ltd.	13,000	38,019	0.9
Power Assets Holdings Ltd.	16,500	116,734	2.8
Sino Biopharmaceutical Ltd.	57,000	78,069	1.9
Techtronic Industries Co. Ltd.	2,000	11,154	0.3
WH Group Ltd.	100,500	80,914	1.9

		1,603,294
Ireland
AerCap Holdings NV	1,448	81,276	1.9

Italy
A2A SpA	50,540	92,711	2.2
Assicurazioni Generali SpA	588	10,427	0.2
Enel SpA	38,867	216,525	5.1
FinecoBank Banca Fineco SpA	2,930	34,358	0.8
Recordati SpA	622	23,181	0.6

		377,202
Japan
Astellas Pharma, Inc.	24,100	393,092	9.3
Bridgestone Corp.	400	15,779	0.4
Brother Industries Ltd.	26,500	540,577	12.9
Canon, Inc.	700	22,711	0.5
Central Japan Railway Co.	500	104,139	2.5
Chiba Bank Ltd. (The)	18,700	133,489	3.2
Concordia Financial Group Ltd.	8,700	46,777	1.1
Daiwa Securities Group, Inc.	1,000	5,832	0.1
Denso Corp.	4,300	212,700	5.1
Fast Retailing Co. Ltd.	100	43,796	1.0

CONSOLIDATED SCHEDULE OF INVESTMENTS	31

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
FUJIFILM Holdings Corp.	7,400	$305,433	7.3%
Fujitsu Ltd.	8,000	54,523	1.3
Hitachi Ltd.	21,000	146,806	3.5
Hoya Corp.	1,800	108,315	2.6
Inpex Corp.	2,400	26,349	0.6
Isuzu Motors Ltd.	3,500	47,365	1.1
ITOCHU Corp.	100	1,776	0.0
Japan Airlines Co. Ltd.	2,400	88,595	2.1
Kansai Electric Power Co., Inc. (The)	5,800	82,566	2.0
Kao Corp.	5,400	394,481	9.4
Kikkoman Corp.	9,600	455,625	10.8
Kirin Holdings Co. Ltd.	100	2,560	0.1
Konami Holdings Corp.	200	9,410	0.2
Kose Corp.	100	19,168	0.5
Kuraray Co. Ltd.	18,100	255,823	6.1
Lawson, Inc.	200	12,010	0.3
LIXIL Group Corp.	7,800	159,885	3.8
Marubeni Corp.	28,600	218,352	5.2
MEIJI Holdings Co. Ltd.	1,000	78,637	1.9
Mitsui & Co. Ltd.	2,000	33,520	0.8
MS&AD Insurance Group Holdings, Inc.	700	21,441	0.5
NEC Corp.	600	16,669	0.4
Nikon Corp.	33,000	557,072	13.2
Nippon Telegraph & Telephone Corp.	200	9,251	0.2
NTT DOCOMO, Inc.	4,100	105,554	2.5
Omron Corp.	3,800	171,983	4.1
Pola Orbis Holdings, Inc.	3,300	127,883	3.0
Secom Co. Ltd.	1,800	137,579	3.3
Seiko Epson Corp.	5,000	90,263	2.1
Sekisui Chemical Co. Ltd.	2,600	46,536	1.1
Sekisui House Ltd.	100	1,705	0.0
Shikoku Electric Power Co., Inc.	4,500	60,146	1.4
Shionogi & Co. Ltd.	4,900	267,455	6.4
Shiseido Co. Ltd.	500	36,835	0.9
Sompo Holdings, Inc.	4,700	191,028	4.5
Square Enix Holdings Co. Ltd.	3,600	170,205	4.0
Subaru Corp.	4,000	116,902	2.8
T&D Holdings, Inc.	500	7,471	0.2
Taisei Corp.	400	22,246	0.5
Tokio Marine Holdings, Inc.	2,500	118,940	2.8
Tokyo Electron Ltd.	1,100	192,830	4.6
Tosoh Corp.	200	3,267	0.1
Yokogawa Electric Corp.	800	14,229	0.3

		6,507,581
Luxembourg
ArcelorMittal	148	4,743	0.1

Macau
Wynn Macau Ltd.	8,800	25,990	0.6

Netherlands
Aalberts Industries NV	223	10,105	0.2
ASR Nederland NV	652	29,168	0.7
ING Groep NV	838	12,810	0.3
Koninklijke Ahold Delhaize NV	566	14,394	0.3
Koninklijke DSM NV	1,291	137,595	3.3
Koninklijke Philips NV	2,968	130,294	3.1
Randstad NV	934	59,111	1.4
Wolters Kluwer NV	190	11,442	0.3

		404,919
Norway
DNB ASA	1,719	34,615	0.8
Equinor ASA	303	8,039	0.2

	Shares	Value	% of Basket Value
Norway (continued)
Orkla ASA	11,193	$94,713	2.3%
Telenor ASA	9,483	185,507	4.4

		322,874
Panama
Carnival Corp.	892	52,842	1.3

Portugal
Jeronimo Martins SGPS SA	1,447	21,501	0.5

Singapore
CapitaLand Ltd.	35,200	83,619	2.0
CapitaLand Mall Trust	26,600	42,283	1.0
Genting Singapore Ltd.	340,500	320,153	7.6
Keppel Corp. Ltd.	97,900	494,874	11.8
Mapletree Industrial Trust	3,900	5,736	0.1
Suntec REIT	5,000	6,774	0.2

		953,439
South Korea
Hyundai Development Co-Engineering & Construction	74	1,760	0.0
KB Financial Group, Inc.	1,090	52,389	1.2
KT&G Corp.	70	6,915	0.2
LG Corp.	4,194	282,716	6.7
LG Display Co. Ltd.	1,257	23,830	0.6
LG Electronics, Inc.	94	6,301	0.1
LG Household & Health Care Ltd.	30	32,488	0.8
Lotte Chemical Corp.	2	644	0.0
NCSoft Corp.	37	12,773	0.3
POSCO	265	77,994	1.9
Samsung Electronics Co. Ltd.	10,818	449,058	10.7
Samsung Fire & Marine Insurance Co. Ltd.	89	21,734	0.5
SK Holdings Co. Ltd.	255	60,109	1.4
SK Hynix, Inc.	565	43,669	1.0
SK Innovation Co. Ltd.	184	32,680	0.8
SK Telecom Co. Ltd.	287	64,142	1.5

		1,169,202
Spain
ACS Actividades de Construccion y Servicios SA	5,030	220,449	5.2
Aena SME SA	223	40,491	1.0
Banco Bilbao Vizcaya Argentaria SA	8,371	61,323	1.5
Bankinter SA	16,986	163,834	3.9
Endesa SA	1,964	45,417	1.1
Mapfre SA	1,627	5,106	0.1
Red Electrica Corp. SA	1,706	36,159	0.9
Repsol SA	964	19,121	0.5

		591,900
Sweden
Atlas Copco AB	9,670	276,914	6.6
Electrolux AB	632	14,824	0.4
Epiroc AB	1,006	12,045	0.3
Hennes & Mauritz AB	973	15,149	0.4
Sandvik AB	2,900	53,028	1.3
SKF AB	359	7,370	0.2
Svenska Cellulosa AB SCA	5,282	54,653	1.3
Swedish Match AB	7,127	389,614	9.3
Volvo AB	1,146	20,111	0.5

		843,708
Switzerland
Adecco Group AG (Registered)	567	34,858	0.8
Baloise Holding AG (Registered)	385	60,037	1.4
Ferguson plc	329	25,946	0.6
Julius Baer Group Ltd.	579	31,764	0.8

32	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Switzerland (continued)
Kuehne + Nagel International AG (Registered)	11	$1,756	0.0%
Logitech International SA (Registered)	2,685	118,085	2.8
Novartis AG (Registered)	217	18,211	0.4
OC Oerlikon Corp. AG (Registered)	11,092	172,341	4.1
SGS SA (Registered)	41	106,873	2.5
Swiss Life Holding AG (Registered)	183	65,620	1.6
Swiss Re AG	295	27,047	0.6
Zurich Insurance Group AG	191	58,570	1.4

		721,108
United Kingdom
Associated British Foods plc	332	10,689	0.3
Barratt Developments plc	3,308	23,169	0.6
Berkeley Group Holdings plc	461	22,564	0.5
British Land Co. plc (The)	21,491	186,131	4.4
Burberry Group plc	4,838	133,635	3.2
GlaxoSmithKline plc	4,209	87,422	2.1
Imperial Brands plc	34	1,302	0.0
ITV plc	1,790	3,869	0.1
J Sainsbury plc	48,269	206,991	4.9
Land Securities Group plc	2,650	32,766	0.8
Legal & General Group plc	45,577	156,846	3.7
Marks & Spencer Group plc	7,058	28,526	0.7
Mondi plc	874	24,031	0.6
Next plc	20	1,557	0.0
Pearson plc	6,623	80,218	1.9
Persimmon plc	1,237	40,233	1.0
RELX plc	4,077	88,827	2.1
Rightmove plc	652	41,654	1.0
Royal Mail plc	12,824	78,900	1.9
Sage Group plc (The)	4,343	35,417	0.8
Schroders plc	939	38,340	0.9
Smith & Nephew plc	720	12,466	0.3
Smiths Group plc	3,141	66,380	1.6
SSE plc	1,715	28,103	0.7
Taylor Wimpey plc	10,577	24,273	0.6
Vodafone Group plc	67,177	164,111	3.9
Wm Morrison Supermarkets plc	31,080	106,569	2.5

		1,724,989
United States
AbbVie, Inc.	674	62,163	1.5
Adobe Systems, Inc.	176	43,064	1.0
AES Corp.	9,818	131,168	3.1
Aflac, Inc.	1,680	78,187	1.9
Agilent Technologies, Inc.	913	60,295	1.4
Air Products & Chemicals, Inc.	1,907	313,072	7.4
Akamai Technologies, Inc.	1,233	92,796	2.2
Alcoa Corp.	1,205	52,140	1.2
Align Technology, Inc.	102	36,378	0.9
Allison Transmission Holdings, Inc.	1,117	52,499	1.2
Allstate Corp. (The)	2,100	199,752	4.7
Alphabet, Inc.	78	95,723	2.3
Ameren Corp.	916	56,847	1.4
American Airlines Group, Inc.	1,840	72,754	1.7
American Electric Power Co., Inc.	277	19,706	0.5
American Express Co.	59	5,872	0.1
American Financial Group, Inc.	336	37,864	0.9
Ameriprise Financial, Inc.	682	99,347	2.4
Amgen, Inc.	1,815	356,738	8.5
Anadarko Petroleum Corp.	2,612	191,068	4.5
Anthem, Inc.	90	22,770	0.5
AO Smith Corp.	234	13,930	0.3
Apartment Investment & Management Co.	1,039	44,313	1.1

	Shares	Value	% of Basket Value
United States (continued)
Applied Materials, Inc.	479	$23,294	0.6%
Aspen Technology, Inc.	2,703	258,920	6.2
AT&T, Inc.	7,590	242,652	5.8
AutoZone, Inc.	128	90,308	2.1
Avery Dennison Corp.	2,418	277,296	6.6
Baxter International, Inc.	1,885	136,568	3.2
Biogen, Inc.	150	50,156	1.2
Boeing Co. (The)	353	125,774	3.0
Booz Allen Hamilton Holding Corp.	2,737	129,378	3.1
BorgWarner, Inc.	56	2,577	0.1
Boston Properties, Inc.	200	25,106	0.6
Bristol-Myers Squibb Co.	1,122	65,918	1.6
Broadridge Financial Solutions, Inc.	625	70,613	1.7
Brown-Forman Corp.	56	2,980	0.1
Brunswick Corp.	1,975	126,993	3.0
Burlington Stores, Inc.	1,283	196,055	4.7
BWX Technologies, Inc.	748	49,188	1.2
CA, Inc.	4,527	200,139	4.8
Cabot Oil & Gas Corp.	1,621	38,094	0.9
Cadence Design Systems, Inc.	4,511	198,890	4.7
Carnival plc	9,187	533,282	12.7
CBRE Group, Inc.	4,142	206,272	4.9
CBS Corp. (Non-Voting)	176	9,270	0.2
CDK Global, Inc.	1,290	80,561	1.9
Celanese Corp.	697	82,323	2.0
Celgene Corp.	1,316	118,558	2.8
Centene Corp.	166	21,635	0.5
CenterPoint Energy, Inc.	1,473	41,951	1.0
CH Robinson Worldwide, Inc.	73	6,733	0.2
Chemours Co. (The)	256	11,727	0.3
Cigna Corp.	2,309	414,281	9.9
Cimarex Energy Co.	1,435	141,491	3.4
Cintas Corp.	410	83,837	2.0
Cisco Systems, Inc.	1,116	47,196	1.1
CIT Group, Inc.	1,207	63,887	1.5
Citizens Financial Group, Inc.	541	21,521	0.5
Citrix Systems, Inc.	414	45,528	1.1
Clorox Co. (The)	87	11,760	0.3
CMS Energy Corp.	1,407	68,014	1.6
Colgate-Palmolive Co.	2,630	176,236	4.2
Comerica, Inc.	871	84,435	2.0
Commerce Bancshares, Inc.	1,006	67,201	1.6
Conagra Brands, Inc.	4,195	153,998	3.7
ConocoPhillips	4,737	341,869	8.1
Consolidated Edison, Inc.	675	53,278	1.3
Continental Resources, Inc.	857	54,737	1.3
Copart, Inc.	457	26,227	0.6
Crane Co.	345	31,247	0.7
Credit Acceptance Corp.	54	20,714	0.5
Crown Holdings, Inc.	86	3,893	0.1
Cullen/Frost Bankers, Inc.	586	64,747	1.5
Cummins, Inc.	2,438	348,171	8.3
DCT Industrial Trust, Inc.	578	38,651	0.9
Delta Air Lines, Inc.	31	1,687	0.0
Devon Energy Corp.	3,338	150,243	3.6
Discover Financial Services	1,400	99,974	2.4
Dollar General Corp.	180	17,667	0.4
Domino’s Pizza, Inc.	102	26,791	0.6
Douglas Emmett, Inc.	105	4,078	0.1
DTE Energy Co.	229	24,856	0.6
Duke Realty Corp.	2,290	66,685	1.6
E*TRADE Financial Corp.	384	22,967	0.5
East West Bancorp, Inc.	81	5,244	0.1

CONSOLIDATED SCHEDULE OF INVESTMENTS	33

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Eastman Chemical Co.	310	$32,122	0.8%
Eaton Corp. plc	577	47,989	1.1
eBay, Inc.	967	32,346	0.8
Edwards Lifesciences Corp.	775	110,399	2.6
Eli Lilly & Co.	3,961	391,386	9.3
Emerson Electric Co.	1,874	135,453	3.2
Entergy Corp.	4,422	359,420	8.5
EOG Resources, Inc.	138	17,794	0.4
Equity LifeStyle Properties, Inc.	387	35,213	0.8
Equity Residential	1,337	87,480	2.1
Essex Property Trust, Inc.	94	22,602	0.5
Estee Lauder Cos., Inc. (The)	187	25,234	0.6
Evergy, Inc.	1	56	0.0
Exelon Corp.	6,150	261,375	6.2
Expeditors International of Washington, Inc.	17	1,295	0.0
Extra Space Storage, Inc.	94	8,833	0.2
Exxon Mobil Corp.	3,584	292,132	6.9
F5 Networks, Inc.	200	34,276	0.8
Federal Realty Investment Trust	351	44,051	1.0
Fifth Third Bancorp	49	1,450	0.0
First American Financial Corp.	543	30,408	0.7
First Data Corp.	85	1,977	0.0
FirstEnergy Corp.	1,815	64,305	1.5
Foot Locker, Inc.	1,004	49,005	1.2
Ford Motor Co.	24,685	247,837	5.9
Fortinet, Inc.	3,397	213,705	5.1
Fortive Corp.	43	3,529	0.1
Franklin Resources, Inc.	128	4,393	0.1
Freeport-McMoRan, Inc.	1,132	18,678	0.4
Gap, Inc. (The)	1,635	49,328	1.2
General Motors Co.	229	8,681	0.2
Gentex Corp.	484	11,229	0.3
Gilead Sciences, Inc.	1,857	144,530	3.4
Goodyear Tire & Rubber Co. (The)	113	2,736	0.1
Graco, Inc.	405	18,687	0.4
H&R Block, Inc.	828	20,832	0.5
Halliburton Co.	4,444	188,514	4.5
Hartford Financial Services Group, Inc. (The)	318	16,759	0.4
HCA Healthcare, Inc.	352	43,729	1.0
HD Supply Holdings, Inc.	208	9,148	0.2
Hershey Co. (The)	648	63,640	1.5
Hewlett Packard Enterprise Co.	18,656	288,049	6.8
Hilton Worldwide Holdings, Inc.	1,269	99,820	2.4
HollyFrontier Corp.	361	26,923	0.6
Home Depot, Inc. (The)	439	86,711	2.1
Host Hotels & Resorts, Inc.	4,361	91,319	2.2
HP, Inc.	3,880	89,550	2.1
Humana, Inc.	210	65,978	1.6
Huntington Ingalls Industries, Inc.	155	36,123	0.9
Huntsman Corp.	12,717	426,401	10.1
IDEX Corp.	981	150,662	3.6
Illinois Tool Works, Inc.	172	24,653	0.6
Ingersoll-Rand plc	859	84,620	2.0
Ingredion, Inc.	659	66,757	1.6
Intel Corp.	2,264	108,898	2.6
Intuit, Inc.	835	170,540	4.1
Jack Henry & Associates, Inc.	657	88,498	2.1
Jazz Pharmaceuticals plc	150	25,962	0.6
Johnson & Johnson	1,428	189,239	4.5
JPMorgan Chase & Co.	1,211	139,204	3.3
Juniper Networks, Inc.	4,369	115,079	2.7
KAR Auction Services, Inc.	251	14,922	0.4
Kimberly-Clark Corp.	536	61,029	1.5

	Shares	Value	% of Basket Value
United States (continued)
KLA-Tencor Corp.	477	$56,009	1.3%
Kroger Co. (The)	858	24,882	0.6
Lam Research Corp.	371	70,727	1.7
Lamar Advertising Co.	171	12,591	0.3
Lear Corp.	2,152	387,640	9.2
Lennox International, Inc.	113	24,530	0.6
Liberty Property Trust	3,301	141,481	3.4
Lincoln Electric Holdings, Inc.	1,925	180,835	4.3
Lincoln National Corp.	341	23,222	0.6
LyondellBasell Industries NV	3,819	423,107	10.1
Marathon Oil Corp.	1,094	23,105	0.5
Marathon Petroleum Corp.	146	11,801	0.3
Masco Corp.	1,894	76,385	1.8
McKesson Corp.	776	97,466	2.3
Merck & Co., Inc.	1,641	108,093	2.6
Mettler-Toledo International, Inc.	228	135,092	3.2
Micron Technology, Inc.	51	2,692	0.1
Microsoft Corp.	1,404	148,936	3.5
MKS Instruments, Inc.	2,396	225,943	5.4
Motorola Solutions, Inc.	373	45,245	1.1
Nasdaq, Inc.	996	91,034	2.2
National Retail Properties, Inc.	274	12,223	0.3
NetApp, Inc.	380	29,458	0.7
Newfield Exploration Co.	4,237	121,687	2.9
Newmont Mining Corp.	4,482	164,400	3.9
News Corp.	524	7,897	0.2
NIKE, Inc.	99	7,614	0.2
Nordstrom, Inc.	97	5,084	0.1
Northern Trust Corp.	293	32,001	0.8
NVR, Inc.	86	237,311	5.6
Occidental Petroleum Corp.	556	46,665	1.1
Old Dominion Freight Line, Inc.	403	59,160	1.4
Omnicom Group, Inc.	524	36,067	0.9
ON Semiconductor Corp.	882	19,448	0.5
O’Reilly Automotive, Inc.	39	11,934	0.3
PACCAR, Inc.	181	11,895	0.3
Park Hotels & Resorts, Inc.	564	17,642	0.4
Parker-Hannifin Corp.	129	21,807	0.5
People’s United Financial, Inc.	1,747	31,848	0.8
PepsiCo, Inc.	935	107,525	2.6
Pfizer, Inc.	2,305	92,039	2.2
Phillips 66	2,733	337,088	8.0
Pinnacle West Capital Corp.	878	70,618	1.7
Progressive Corp. (The)	436	26,164	0.6
Prologis, Inc.	202	13,255	0.3
Prudential Financial, Inc.	221	22,301	0.5
Public Service Enterprise Group, Inc.	69	3,558	0.1
Public Storage	840	182,977	4.4
PulteGroup, Inc.	3,299	93,989	2.2
PVH Corp.	123	18,883	0.4
Qorvo, Inc.	519	42,433	1.0
Ralph Lauren Corp.	76	10,258	0.2
Raymond James Financial, Inc.	200	18,318	0.4
Raytheon Co.	85	16,833	0.4
Regions Financial Corp.	203	3,778	0.1
Reliance Steel & Aluminum Co.	1,103	99,491	2.4
Robert Half International, Inc.	244	18,485	0.4
Rockwell Automation, Inc.	148	27,759	0.7
Ross Stores, Inc.	2,248	196,543	4.7
S&P Global, Inc.	587	117,658	2.8
salesforce.com, Inc.	458	62,815	1.5
Seagate Technology plc	697	36,676	0.9
Sealed Air Corp.	3,390	149,397	3.6

34	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
SEI Investments Co.	151	$9,051	0.2%
Six Flags Entertainment Corp.	2,099	136,330	3.2
SL Green Realty Corp.	113	11,651	0.3
Snap-on, Inc.	123	20,860	0.5
Spirit AeroSystems Holdings, Inc.	283	26,390	0.6
Starwood Property Trust, Inc.	8,108	185,187	4.4
Steel Dynamics, Inc.	29	1,366	0.0
SunTrust Banks, Inc.	344	24,792	0.6
Synopsys, Inc.	4,988	446,077	10.6
Synovus Financial Corp.	2,673	132,100	3.1
Sysco Corp.	923	62,035	1.5
T Rowe Price Group, Inc.	325	38,701	0.9
Target Corp.	251	20,251	0.5
TD Ameritrade Holding Corp.	226	12,916	0.3
TE Connectivity Ltd.	4	374	0.0
Teradyne, Inc.	136	5,882	0.1
Texas Instruments, Inc.	594	66,124	1.6
Tiffany & Co.	213	29,300	0.7
TJX Cos., Inc. (The)	379	36,862	0.9
T-Mobile US, Inc.	916	54,960	1.3
Toll Brothers, Inc.	52	1,834	0.0
Torchmark Corp.	1,853	163,194	3.9
Toro Co. (The)	4,813	289,694	6.9
Tractor Supply Co.	1,142	89,122	2.1
Tyson Foods, Inc.	757	43,641	1.0
Ubiquiti Networks, Inc.	565	46,658	1.1
UDR, Inc.	175	6,734	0.2
UGI Corp.	783	41,609	1.0
United Rentals, Inc.	40	5,952	0.1
UnitedHealth Group, Inc.	445	112,683	2.7
Unum Group	16	636	0.0
US Foods Holding Corp.	272	9,196	0.2
Valero Energy Corp.	1,724	204,035	4.9
Varian Medical Systems, Inc.	145	16,740	0.4
VeriSign, Inc.	760	110,375	2.6
Verizon Communications, Inc.	123	6,352	0.2
VF Corp.	96	8,839	0.2
Viacom, Inc.	2,502	72,683	1.7
Visa, Inc.	3,330	455,344	10.8
Vistra Energy Corp.	1,729	39,075	0.9
VMware, Inc.	685	99,044	2.4
WABCO Holdings, Inc.	44	5,530	0.1
Walgreens Boots Alliance, Inc.	471	31,849	0.8
Walmart, Inc.	26	2,320	0.1
Walt Disney Co. (The)	746	84,716	2.0
Waste Management, Inc.	2,001	180,090	4.3
Waters Corp.	151	29,788	0.7
WellCare Health Plans, Inc.	417	111,514	2.7
West Pharmaceutical Services, Inc.	290	31,799	0.8
Western Alliance Bancorp	274	15,541	0.4
Western Digital Corp.	2,227	156,224	3.7
Western Union Co. (The)	2,395	48,283	1.1
WP Carey, Inc.	39	2,550	0.1
Xcel Energy, Inc.	390	18,275	0.4
Yum! Brands, Inc.	1,964	155,726	3.7
Zions Bancorp	1,927	99,626	2.4
Zoetis, Inc.	182	15,739	0.4

		23,036,278

Total Reference Entity — Long		45,263,593

	Shares	Value	% of Basket Value
Reference Entity — Short

Austria
ams AG	(3,990)	$(287,056)	(6.8)%
Erste Group Bank AG	(132)	(5,701)	(0.1)
Raiffeisen Bank International AG	(507)	(16,906)	(0.4)

		(309,663)
Belgium
Anheuser-Busch InBev SA/NV	(258)	(26,255)	(0.6)
Umicore SA	(568)	(33,241)	(0.8)

		(59,496)
Bermuda
Axalta Coating Systems Ltd.	(531)	(16,063)	(0.4)
XL Group Ltd.	(119)	(6,691)	(0.2)

		(22,754)
Chile
Antofagasta plc	(3,445)	(45,244)	(1.1)

China
China Evergrande Group	(3,000)	(8,326)	(0.2)

Curacao
Schlumberger Ltd.	(520)	(35,110)	(0.8)

Denmark
Chr Hansen Holding A/S	(353)	(36,541)	(0.9)
DSV A/S	(92)	(7,708)	(0.2)
Orsted A/S	(459)	(28,324)	(0.7)
Tryg A/S	(673)	(16,474)	(0.4)

		(89,047)
Finland
Kone OYJ	(3,533)	(193,134)	(4.6)
Nokia OYJ	(5,959)	(32,343)	(0.8)
Wartsila OYJ Abp	(384)	(8,313)	(0.2)

		(233,790)
France
Accor SA	(1,673)	(86,129)	(2.0)
Aeroports de Paris	(139)	(31,072)	(0.7)
Air Liquide SA	(1,683)	(215,179)	(5.1)
Bureau Veritas SA	(563)	(14,483)	(0.3)
Credit Agricole SA	(10,466)	(147,049)	(3.5)
Danone SA	(1,882)	(147,760)	(3.5)
Edenred	(1,153)	(45,227)	(1.1)
Electricite de France SA	(5,033)	(75,360)	(1.8)
Essilor International Cie Generale d’Optique SA	(508)	(74,861)	(1.8)
Gecina SA	(3)	(511)	(0.0)
Getlink	(525)	(6,930)	(0.2)
Hermes International	(187)	(118,352)	(2.8)
Iliad SA	(1,804)	(285,207)	(6.8)
LVMH Moet Hennessy Louis Vuitton SE	(236)	(82,243)	(2.0)
Natixis SA	(3,355)	(24,067)	(0.6)
Pernod Ricard SA	(816)	(131,472)	(3.1)
Remy Cointreau SA	(13)	(1,773)	(0.0)
Renault SA	(51)	(4,482)	(0.1)
Societe Generale SA	(371)	(16,546)	(0.4)
Sodexo SA	(1,505)	(166,718)	(4.0)
Suez	(357)	(5,050)	(0.1)
Vivendi SA	(1,675)	(43,398)	(1.0)

		(1,723,869)
Germany
Commerzbank AG	(5,024)	(54,238)	(1.3)
Deutsche Bank AG (Registered)	(27,788)	(363,433)	(8.6)
Deutsche Wohnen SE	(1,772)	(86,270)	(2.1)

CONSOLIDATED SCHEDULE OF INVESTMENTS	35

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Germany (continued)
E.ON SE	(29,747)	$(335,612)	(8.0	) %
Fresenius Medical Care AG & Co. KGaA	(1,233)	(120,284)	(2.9)
GEA Group AG	(6,285)	(245,647)	(5.8)
Innogy SE	(305)	(13,552)	(0.3)
KION Group AG	(2,003)	(137,464)	(3.3)
MTU Aero Engines AG	(202)	(42,836)	(1.0)
RWE AG	(6,705)	(175,968)	(4.2)
Siemens AG (Registered)	(534)	(75,368)	(1.8)
Telefonica Deutschland Holding AG	(1,115)	(4,883)	(0.1)
thyssenkrupp AG	(3,154)	(83,937)	(2.0)
United Internet AG (Registered)	(573)	(30,823)	(0.7)
Volkswagen AG (Preference)	(2,094)	(373,072)	(8.9)
Vonovia SE	(1,966)	(95,149)	(2.3)

		(2,238,536)
Italy
Atlantia SpA	(124)	(3,673)	(0.1)
Leonardo SpA	(15,709)	(187,677)	(4.5)
Luxottica Group SpA	(48)	(3,245)	(0.1)
Snam SpA	(7,865)	(33,777)	(0.8)
UniCredit SpA	(2,704)	(47,745)	(1.1)

		(276,117)
Japan
Aeon Co. Ltd.	(800)	(16,255)	(0.4)
Aisin Seiki Co. Ltd.	(100)	(4,664)	(0.1)
ANA Holdings, Inc.	(500)	(18,361)	(0.4)
Asahi Group Holdings Ltd.	(1,200)	(58,326)	(1.4)
Chugoku Electric Power Co., Inc. (The)	(12,600)	(165,795)	(3.9)
Coca-Cola Bottlers Japan Holdings, Inc.	(2,900)	(104,568)	(2.5)
Daifuku Co. Ltd.	(3,400)	(149,835)	(3.6)
Dai-ichi Life Holdings, Inc.	(3,500)	(66,085)	(1.6)
Dentsu, Inc.	(2,700)	(113,375)	(2.7)
Don Quijote Holdings Co. Ltd.	(2,400)	(112,186)	(2.7)
East Japan Railway Co.	(400)	(37,413)	(0.9)
FamilyMart UNY Holdings Co. Ltd.	(6,200)	(578,588)	(13.8)
FANUC Corp.	(1,800)	(362,954)	(8.6)
Honda Motor Co. Ltd.	(500)	(15,265)	(0.4)
Idemitsu Kosan Co. Ltd.	(1,200)	(54,054)	(1.3)
Japan Post Bank Co. Ltd.	(700)	(8,400)	(0.2)
JGC Corp.	(4,200)	(81,498)	(1.9)
Komatsu Ltd.	(5,000)	(147,741)	(3.5)
Kubota Corp.	(5,600)	(94,013)	(2.2)
Kyocera Corp.	(200)	(11,640)	(0.3)
LINE Corp.	(1,500)	(65,530)	(1.6)
M3, Inc.	(800)	(30,505)	(0.7)
Makita Corp.	(100)	(4,499)	(0.1)
MINEBEA MITSUMI, Inc.	(1,000)	(17,947)	(0.4)
Mitsubishi Motors Corp.	(86,500)	(661,285)	(15.7)
Mitsubishi UFJ Financial Group, Inc.	(400)	(2,455)	(0.1)
Mizuho Financial Group, Inc.	(42,300)	(73,530)	(1.7)
Murata Manufacturing Co. Ltd.	(300)	(52,493)	(1.2)
Nexon Co. Ltd.	(24,100)	(347,249)	(8.3)
Nidec Corp.	(800)	(116,200)	(2.8)
Nintendo Co. Ltd.	(400)	(135,275)	(3.2)
Nippon Paint Holdings Co. Ltd.	(200)	(8,740)	(0.2)
Nippon Steel & Sumitomo Metal Corp.	(1,500)	(29,915)	(0.7)
Nitori Holdings Co. Ltd.	(1,600)	(241,131)	(5.7)
Nomura Real Estate Master Fund, Inc.	(48)	(67,998)	(1.6)
Olympus Corp.	(600)	(24,358)	(0.6)
Ono Pharmaceutical Co. Ltd.	(2,600)	(61,436)	(1.5)
Oriental Land Co. Ltd.	(800)	(86,988)	(2.1)
Otsuka Holdings Co. Ltd.	(900)	(41,562)	(1.0)
Persol Holdings Co. Ltd.	(300)	(6,539)	(0.2)

	Shares	Value	% of Basket Value
Japan (continued)
Rakuten, Inc.	(5,200)	$(36,658)	(0.9)%
Renesas Electronics Corp.	(8,800)	(78,637)	(1.9)
Resona Holdings, Inc.	(2,400)	(13,651)	(0.3)
Ricoh Co. Ltd.	(200)	(1,953)	(0.0)
SBI Holdings, Inc.	(2,200)	(60,058)	(1.4)
Seibu Holdings, Inc.	(900)	(15,188)	(0.4)
Shin-Etsu Chemical Co. Ltd.	(200)	(20,232)	(0.5)
SMC Corp.	(400)	(135,544)	(3.2)
SoftBank Group Corp.	(600)	(50,113)	(1.2)
Start Today Co. Ltd.	(800)	(32,177)	(0.8)
SUMCO Corp.	(1,200)	(25,676)	(0.6)
Sumitomo Metal Mining Co. Ltd.	(1,200)	(43,136)	(1.0)
Sumitomo Mitsui Financial Group, Inc.	(400)	(15,875)	(0.4)
Sumitomo Mitsui Trust Holdings, Inc.	(1,100)	(43,694)	(1.0)
Suntory Beverage & Food Ltd.	(4,300)	(182,927)	(4.3)
Sysmex Corp.	(100)	(9,483)	(0.2)
Takeda Pharmaceutical Co. Ltd.	(3,000)	(126,669)	(3.0)
TDK Corp.	(1,100)	(117,851)	(2.8)
Terumo Corp.	(900)	(49,443)	(1.2)
Tokyu Corp.	(6,700)	(115,351)	(2.7)
Toray Industries, Inc.	(12,300)	(95,323)	(2.3)
Toshiba Corp.	(20,000)	(61,114)	(1.5)
Toyota Industries Corp.	(6,800)	(384,902)	(9.2)
Tsuruha Holdings, Inc.	(1,100)	(135,315)	(3.2)
Yakult Honsha Co. Ltd.	(1,500)	(108,165)	(2.6)

		(6,235,786)
Jersey
Randgold Resources Ltd.	(84)	(6,219)	(0.1)

Luxembourg
Eurofins Scientific SE	(244)	(133,000)	(3.2)
Tenaris SA	(6,178)	(113,179)	(2.7)

		(246,179)
Macau
MGM China Holdings Ltd.	(88,000)	(189,796)	(4.5)

Netherlands
Akzo Nobel NV	(875)	(80,816)	(1.9)
ASML Holding NV	(5)	(1,071)	(0.0)
Koninklijke Vopak NV	(2,644)	(124,364)	(3.0)
Royal Dutch Shell plc	(1,177)	(41,227)	(1.0)

		(247,478)
Norway
Yara International ASA	(735)	(32,408)	(0.8)

Portugal
Galp Energia SGPS SA	(2,247)	(46,149)	(1.1)

South Korea
Amorepacific Corp.	(554)	(132,560)	(3.2)
AMOREPACIFIC Group	(1,181)	(101,227)	(2.4)
E-MART, Inc.	(1,211)	(236,747)	(5.6)
Hyosung Advanced Materials Corp.	(18)	(2,735)	(0.1)
Hyosung Chemical Corp.	(13)	(1,958)	(0.0)
Hyosung Heavy Industries Corp.	(37)	(1,750)	(0.0)
Hyosung TNC Co. Ltd.	(18)	(3,580)	(0.1)
Hyundai Heavy Industries Holdings Co. Ltd.	(1,591)	(478,394)	(11.4)
Hyundai Motor Co.	(5,324)	(617,016)	(14.7)
Hyundai Steel Co.	(6,660)	(320,978)	(7.6)
Kakao Corp.	(741)	(74,717)	(1.8)
LG Chem Ltd.	(1,715)	(576,795)	(13.7)
Lotte Shopping Co. Ltd.	(1,551)	(286,034)	(6.8)
Mirae Asset Daewoo Co. Ltd.	(54,641)	(399,218)	(9.5)
NAVER Corp.	(278)	(178,363)	(4.2)

36	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
South Korea (continued)
Netmarble Corp.	(382)	$(49,553)	(1.2	) %
Samsung Biologics Co. Ltd.	(247)	(82,417)	(2.0)
Samsung C&T Corp.	(8,195)	(906,556)	(21.6)
Samsung Life Insurance Co. Ltd.	(714)	(61,472)	(1.5)
Samsung SDI Co. Ltd.	(2,000)	(410,908)	(9.8)
S-Oil Corp.	(405)	(42,538)	(1.0)

		(4,965,516)
Spain
Banco de Sabadell SA	(25,623)	(42,656)	(1.0)
Banco Santander SA	(599)	(3,365)	(0.1)
Bankia SA	(7,847)	(30,847)	(0.7)
CaixaBank SA	(2,475)	(11,387)	(0.3)
Cellnex Telecom SA	(25,500)	(677,645)	(16.1)
Ferrovial SA	(9,295)	(191,858)	(4.6)
Industria de Diseno Textil SA	(1,406)	(46,076)	(1.1)
Naturgy Energy Group SA	(605)	(16,389)	(0.4)

		(1,020,223)
Sweden
Assa Abloy AB	(2,767)	(54,622)	(1.3)
Essity AB	(792)	(19,811)	(0.5)
Hexagon AB	(1,802)	(109,831)	(2.6)
Investor AB	(230)	(10,019)	(0.2)
Nordea Bank AB	(20,581)	(218,732)	(5.2)
Skanska AB	(17,156)	(322,711)	(7.7)
Svenska Handelsbanken AB	(4,520)	(55,833)	(1.3)
Telia Co. AB	(22,286)	(107,200)	(2.5)
Trelleborg AB	(283)	(5,893)	(0.1)

		(904,652)
Switzerland
Cie Financiere Richemont SA (Registered)	(2,868)	(251,176)	(6.0)
Clariant AG (Registered)	(3,093)	(73,958)	(1.8)
Dufry AG (Registered)	(34)	(4,499)	(0.1)
Geberit AG (Registered)	(56)	(24,935)	(0.6)
Glencore plc	(65,810)	(288,606)	(6.9)
Lonza Group AG (Registered)	(954)	(293,658)	(7.0)

		(936,832)
United Arab Emirates
NMC Health plc	(682)	(33,923)	(0.8)

United Kingdom
Admiral Group plc	(778)	(20,224)	(0.5)
ASOS plc	(1,588)	(126,440)	(3.0)
British American Tobacco plc	(1,266)	(69,595)	(1.7)
Bunzl plc	(901)	(26,772)	(0.6)
CNH Industrial NV	(640)	(7,513)	(0.2)
Coca-Cola European Partners plc	(5,348)	(220,552)	(5.2)
ConvaTec Group plc	(22,304)	(64,040)	(1.5)
Croda International plc	(148)	(9,985)	(0.2)
Informa plc	(2,149)	(22,260)	(0.5)
Janus Henderson Group plc	(885)	(28,807)	(0.7)
John Wood Group plc	(56,434)	(481,482)	(11.4)
Johnson Matthey plc	(411)	(20,249)	(0.5)
London Stock Exchange Group plc	(1,452)	(83,683)	(2.0)
NatWest Markets plc	(7,789)	(26,048)	(0.6)
Reckitt Benckiser Group plc	(5,355)	(477,402)	(11.4)
Rentokil Initial plc	(45,958)	(204,328)	(4.9)
Rolls-Royce Holdings plc	(3,272)	(42,541)	(1.0)
Severn Trent plc	(320)	(8,122)	(0.2)
Sky plc	(1,243)	(24,834)	(0.6)
St James’s Place plc	(1,026)	(16,234)	(0.4)
Standard Life Aberdeen plc	(21,452)	(87,870)	(2.1)
TechnipFMC plc	(3,150)	(102,533)	(2.4)

	Shares	Value	% of Basket Value
United Kingdom (continued)
Tesco plc	(12,310)	$(42,039)	(1.0)%
Unilever NV	(472)	(27,230)	(0.6)
United Utilities Group plc	(513)	(4,841)	(0.1)
Weir Group plc (The)	(2,383)	(61,065)	(1.5)
Whitbread plc	(366)	(18,801)	(0.4)

		(2,325,490)
United States
3M Co.	(67)	(14,225)	(0.3)
Abbott Laboratories	(3,310)	(216,937)	(5.2)
Acuity Brands, Inc.	(817)	(113,588)	(2.7)
Adient plc	(487)	(23,196)	(0.6)
Advance Auto Parts, Inc.	(367)	(51,831)	(1.2)
Advanced Micro Devices, Inc.	(19,427)	(356,097)	(8.5)
AECOM	(1,939)	(65,073)	(1.5)
Albemarle Corp.	(371)	(34,948)	(0.8)
Alkermes plc	(2,741)	(120,193)	(2.9)
Alleghany Corp.	(70)	(44,049)	(1.0)
Allergan plc	(727)	(133,833)	(3.2)
Alliance Data Systems Corp.	(8)	(1,799)	(0.0)
Alliant Energy Corp.	(1,547)	(66,475)	(1.6)
Ally Financial, Inc.	(216)	(5,780)	(0.1)
Alnylam Pharmaceuticals, Inc.	(1,466)	(139,270)	(3.3)
Amazon.com, Inc.	(29)	(51,546)	(1.2)
AMERCO	(95)	(35,823)	(0.9)
American Campus Communities, Inc.	(2,141)	(88,316)	(2.1)
American Homes 4 Rent	(102)	(2,258)	(0.1)
American International Group, Inc.	(397)	(21,918)	(0.5)
American Tower Corp.	(182)	(26,980)	(0.6)
American Water Works Co., Inc.	(1,185)	(104,576)	(2.5)
Analog Devices, Inc.	(3,021)	(290,439)	(6.9)
Annaly Capital Management, Inc.	(842)	(9,026)	(0.2)
Aptiv plc	(1,016)	(99,639)	(2.4)
Aramark	(122)	(4,906)	(0.1)
Archer-Daniels-Midland Co.	(195)	(9,411)	(0.2)
Arconic, Inc.	(1,020)	(22,124)	(0.5)
Arista Networks, Inc.	(65)	(16,622)	(0.4)
Arrow Electronics, Inc.	(1,347)	(102,156)	(2.4)
Arthur J Gallagher & Co.	(277)	(19,764)	(0.5)
athenahealth, Inc.	(106)	(15,975)	(0.4)
Autodesk, Inc.	(973)	(124,972)	(3.0)
Ball Corp.	(1,782)	(69,445)	(1.7)
Bank OZK	(304)	(12,434)	(0.3)
Becton Dickinson and Co.	(678)	(169,751)	(4.0)
Berkshire Hathaway, Inc.	(63)	(12,466)	(0.3)
Bio-Rad Laboratories, Inc.	(190)	(58,263)	(1.4)
Black Knight, Inc.	(268)	(13,842)	(0.3)
Booking Holdings, Inc.	(39)	(79,120)	(1.9)
Boston Scientific Corp.	(1,337)	(44,937)	(1.1)
Brighthouse Financial, Inc.	(253)	(10,988)	(0.3)
Broadcom, Inc.	(745)	(165,219)	(3.9)
Caesars Entertainment Corp.	(1,562)	(17,651)	(0.4)
Camden Property Trust	(239)	(22,129)	(0.5)
Capital One Financial Corp.	(451)	(42,538)	(1.0)
Cardinal Health, Inc.	(20)	(999)	(0.0)
Carlisle Cos., Inc.	(445)	(54,664)	(1.3)
CarMax, Inc.	(821)	(61,312)	(1.5)
Catalent, Inc.	(1,931)	(80,523)	(1.9)
Cboe Global Markets, Inc.	(306)	(29,722)	(0.7)
Cerner Corp.	(979)	(60,776)	(1.4)
Cheniere Energy, Inc.	(4,827)	(306,514)	(7.3)
Chipotle Mexican Grill, Inc.	(11)	(4,770)	(0.1)
Cincinnati Financial Corp.	(1,917)	(144,983)	(3.4)
Citigroup, Inc.	(391)	(28,109)	(0.7)

CONSOLIDATED SCHEDULE OF INVESTMENTS	37

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Coca-Cola Co. (The)	(554)	$(25,833)	(0.6	) %
Cognex Corp.	(2,148)	(113,371)	(2.7)
CommScope Holding Co., Inc.	(833)	(26,748)	(0.6)
Constellation Brands, Inc.	(416)	(87,456)	(2.1)
Corning, Inc.	(546)	(18,116)	(0.4)
CoStar Group, Inc.	(414)	(172,162)	(4.1)
Coty, Inc.	(3,554)	(47,659)	(1.1)
CSX Corp.	(422)	(29,827)	(0.7)
Danaher Corp.	(501)	(51,393)	(1.2)
Deere & Co.	(261)	(37,790)	(0.9)
DENTSPLY SIRONA, Inc.	(782)	(37,622)	(0.9)
DexCom, Inc.	(1,100)	(104,643)	(2.5)
Diamondback Energy, Inc.	(505)	(66,635)	(1.6)
Digital Realty Trust, Inc.	(307)	(37,276)	(0.9)
DISH Network Corp.	(2,041)	(64,414)	(1.5)
Dollar Tree, Inc.	(178)	(16,248)	(0.4)
Dominion Energy, Inc.	(1,023)	(73,359)	(1.7)
DowDuPont, Inc.	(899)	(61,824)	(1.5)
DR Horton, Inc.	(2,462)	(107,589)	(2.6)
Duke Energy Corp.	(876)	(71,499)	(1.7)
Ecolab, Inc.	(620)	(87,234)	(2.1)
EQT Corp.	(5,572)	(276,817)	(6.6)
Equinix, Inc.	(36)	(15,814)	(0.4)
Eversource Energy	(3,459)	(210,030)	(5.0)
Expedia Group, Inc.	(196)	(26,233)	(0.6)
Facebook, Inc.	(457)	(78,869)	(1.9)
Fidelity National Financial, Inc.	(1,830)	(74,115)	(1.8)
Fidelity National Information Services, Inc.	(1,047)	(107,977)	(2.6)
First Republic Bank	(1,286)	(127,134)	(3.0)
Flex Ltd.	(4,714)	(65,807)	(1.6)
Flowserve Corp.	(856)	(37,946)	(0.9)
Fluor Corp.	(29)	(1,486)	(0.0)
FMC Corp.	(892)	(80,173)	(1.9)
Forest City Realty Trust, Inc.	(1,442)	(36,007)	(0.9)
Gartner, Inc.	(277)	(37,514)	(0.9)
General Electric Co.	(22,643)	(308,624)	(7.3)
Genuine Parts Co.	(119)	(11,580)	(0.3)
GGP, Inc.	(3,172)	(67,627)	(1.6)
Global Payments, Inc.	(1,947)	(219,174)	(5.2)
GoDaddy, Inc.	(1,574)	(115,878)	(2.8)
GrubHub, Inc.	(702)	(85,567)	(2.0)
Guidewire Software, Inc.	(1,822)	(157,056)	(3.7)
Hanesbrands, Inc.	(81)	(1,803)	(0.0)
Harley-Davidson, Inc.	(280)	(12,009)	(0.3)
HCP, Inc.	(6,037)	(156,358)	(3.7)
Healthcare Trust of America, Inc.	(507)	(13,851)	(0.3)
Helmerich & Payne, Inc.	(1,121)	(68,773)	(1.6)
Hess Corp.	(1,392)	(91,357)	(2.2)
Hexcel Corp.	(1,427)	(98,477)	(2.3)
Hubbell, Inc.	(702)	(86,522)	(2.1)
IHS Markit Ltd.	(6,462)	(342,680)	(8.1)
Illumina, Inc.	(149)	(48,330)	(1.1)
Incyte Corp.	(3,400)	(226,236)	(5.4)
Intercontinental Exchange, Inc.	(3,205)	(236,882)	(5.6)
Invesco Ltd.	(3,413)	(92,117)	(2.2)
Invitation Homes, Inc.	(315)	(7,280)	(0.2)
Ionis Pharmaceuticals, Inc.	(1,316)	(57,483)	(1.4)
IPG Photonics Corp.	(121)	(19,849)	(0.5)
IQVIA Holdings, Inc.	(1,980)	(241,441)	(5.7)
Iron Mountain, Inc.	(2,183)	(76,645)	(1.8)
Jacobs Engineering Group, Inc.	(1,187)	(80,277)	(1.9)
JB Hunt Transport Services, Inc.	(135)	(16,186)	(0.4)
Jefferies Financial Services, Inc.	(904)	(21,922)	(0.5)

	Shares	Value	% of Basket Value
United States (continued)
Kansas City Southern	(186)	$(21,626)	(0.5)%
KeyCorp	(815)	(17,009)	(0.4)
Keysight Technologies, Inc.	(3,039)	(176,262)	(4.2)
Kinder Morgan, Inc.	(990)	(17,602)	(0.4)
Knight-Swift Transportation Holdings, Inc.	(2,240)	(72,912)	(1.7)
Kraft Heinz Co. (The)	(2,712)	(163,398)	(3.9)
L Brands, Inc.	(356)	(11,275)	(0.3)
Leggett & Platt, Inc.	(1,417)	(61,739)	(1.5)
Leidos Holdings, Inc.	(155)	(10,605)	(0.3)
Lennar Corp.	(773)	(40,405)	(1.0)
Liberty Broadband Corp.	(2,897)	(230,225)	(5.5)
Liberty Media Corp-Liberty Formula One	(516)	(18,189)	(0.4)
Live Nation Entertainment, Inc.	(579)	(28,533)	(0.7)
LKQ Corp.	(4,149)	(139,074)	(3.3)
LogMeIn, Inc.	(30)	(2,432)	(0.1)
Macerich Co. (The)	(686)	(40,515)	(1.0)
Markel Corp.	(21)	(24,570)	(0.6)
MarketAxess Holdings, Inc.	(1,238)	(239,887)	(5.7)
Martin Marietta Materials, Inc.	(793)	(158,140)	(3.8)
Medtronic plc	(5,774)	(520,988)	(12.4)
MetLife, Inc.	(2,407)	(110,096)	(2.6)
MGM Resorts International	(5,263)	(165,100)	(3.9)
Microchip Technology, Inc.	(95)	(8,876)	(0.2)
Mid-America Apartment Communities, Inc.	(345)	(34,769)	(0.8)
Middleby Corp. (The)	(1,770)	(181,390)	(4.3)
Mohawk Industries, Inc.	(638)	(120,174)	(2.9)
Molson Coors Brewing Co.	(1,296)	(86,832)	(2.1)
Mondelez International, Inc.	(2,334)	(101,249)	(2.4)
Monster Beverage Corp.	(2,802)	(168,176)	(4.0)
Morgan Stanley	(298)	(15,067)	(0.4)
Mosaic Co. (The)	(8,360)	(251,720)	(6.0)
Mylan NV	(1,231)	(45,929)	(1.1)
National Oilwell Varco, Inc.	(1,875)	(91,162)	(2.2)
Nektar Therapeutics	(247)	(12,992)	(0.3)
Netflix, Inc.	(647)	(218,330)	(5.2)
New York Community Bancorp, Inc.	(12,035)	(129,617)	(3.1)
Newell Brands, Inc.	(2,708)	(70,923)	(1.7)
Nielsen Holdings plc	(3,598)	(84,769)	(2.0)
Noble Energy, Inc.	(1,599)	(57,708)	(1.4)
Norfolk Southern Corp.	(196)	(33,124)	(0.8)
Norwegian Cruise Line Holdings Ltd.	(785)	(39,274)	(0.9)
NVIDIA Corp.	(261)	(63,908)	(1.5)
Olin Corp.	(1,257)	(37,094)	(0.9)
Omega Healthcare Investors, Inc.	(3,323)	(98,660)	(2.3)
ONEOK, Inc.	(3,586)	(252,598)	(6.0)
Oracle Corp.	(1,083)	(51,637)	(1.2)
PacWest Bancorp	(334)	(16,773)	(0.4)
PayPal Holdings, Inc.	(2,353)	(193,275)	(4.6)
Perrigo Co. plc	(618)	(49,761)	(1.2)
Philip Morris International, Inc.	(308)	(26,580)	(0.6)
Pioneer Natural Resources Co.	(226)	(42,775)	(1.0)
PPL Corp.	(2,879)	(82,829)	(2.0)
PRA Health Sciences, Inc.	(380)	(39,953)	(1.0)
PTC, Inc.	(359)	(32,996)	(0.8)
QUALCOMM, Inc.	(441)	(28,264)	(0.7)
Qurate Retail, Inc.	(144)	(3,066)	(0.1)
Realty Income Corp.	(238)	(13,273)	(0.3)
Regency Centers Corp.	(276)	(17,562)	(0.4)
Regeneron Pharmaceuticals, Inc.	(148)	(54,465)	(1.3)
Roper Technologies, Inc.	(164)	(49,512)	(1.2)
Royal Gold, Inc.	(1,053)	(89,094)	(2.1)
Sabre Corp.	(1,609)	(39,614)	(0.9)
SBA Communications Corp.	(125)	(19,781)	(0.5)

38	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Sempra Energy	(287)	$(33,174)	(0.8	) %
Service Corp. International	(140)	(5,509)	(0.1)
ServiceMaster Global Holdings, Inc.	(1,356)	(77,278)	(1.8)
Southern Co. (The)	(1,086)	(52,780)	(1.3)
Spectrum Brands Holdings, Inc.	(95)	(8,300)	(0.2)
SS&C Technologies Holdings, Inc.	(3,909)	(207,451)	(4.9)
STERIS plc	(381)	(43,613)	(1.0)
Stryker Corp.	(447)	(72,973)	(1.7)
Symantec Corp.	(1,417)	(28,652)	(0.7)
Synchrony Financial	(1,677)	(48,532)	(1.2)
Take-Two Interactive Software, Inc.	(408)	(46,112)	(1.1)
Targa Resources Corp.	(2,495)	(127,420)	(3.0)
Teleflex, Inc.	(158)	(43,088)	(1.0)
TransDigm Group, Inc.	(84)	(31,545)	(0.8)
TransUnion	(807)	(58,427)	(1.4)
Trimble, Inc.	(479)	(16,909)	(0.4)
Twitter, Inc.	(1,987)	(63,326)	(1.5)
Tyler Technologies, Inc.	(580)	(130,494)	(3.1)
Ulta Beauty, Inc.	(90)	(21,995)	(0.5)
Ultimate Software Group, Inc. (The)	(824)	(228,157)	(5.4)
Union Pacific Corp.	(92)	(13,790)	(0.3)
United Technologies Corp.	(275)	(37,328)	(0.9)
USG Corp.	(498)	(21,524)	(0.5)
Vail Resorts, Inc.	(32)	(8,860)	(0.2)
Vectren Corp.	(681)	(48,671)	(1.2)
Veeva Systems, Inc.	(107)	(8,092)	(0.2)
Ventas, Inc.	(261)	(14,715)	(0.3)
VEREIT, Inc.	(12,345)	(94,192)	(2.2)
Verisk Analytics, Inc.	(1,278)	(141,372)	(3.4)
Vornado Realty Trust	(539)	(38,765)	(0.9)
Vulcan Materials Co.	(2,607)	(291,984)	(6.9)
Wabtec Corp.	(476)	(52,513)	(1.2)
Wells Fargo & Co.	(4,381)	(250,988)	(6.0)
Welltower, Inc.	(563)	(35,245)	(0.8)
WestRock Co.	(4,299)	(249,257)	(5.9)
WEX, Inc.	(306)	(58,086)	(1.4)
Whirlpool Corp.	(853)	(111,829)	(2.7)
Williams Cos., Inc. (The)	(1,884)	(56,050)	(1.3)
Workday, Inc.	(743)	(92,148)	(2.2)
Worldpay, Inc.	(6,071)	(498,976)	(11.9)
WPX Energy, Inc.	(127)	(2,385)	(0.1)
WR Berkley Corp.	(173)	(13,116)	(0.3)
Wynn Resorts Ltd.	(1,090)	(181,791)	(4.3)
Xerox Corp.	(1,915)	(49,734)	(1.2)
XPO Logistics, Inc.	(105)	(10,472)	(0.2)
Zayo Group Holdings, Inc.	(988)	(36,646)	(0.9)
Zillow Group, Inc.	(460)	(25,623)	(0.6)
Zimmer Biomet Holdings, Inc.	(2,455)	(308,153)	(7.3)

		(18,825,677)

Total Reference Entity — Short		(41,058,280)

Net Value of Reference Entity — Credit Suisse International		$4,205,313

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG, as of July 31, 2018, expiration dates 01/01/99 — 01/01/99:

	Shares	Value	% of Basket Value
Reference Entity — Long

Austria
OMV AG	5,417	$306,132	8.3%
voestalpine AG	1	50	0.0

		306,182
Belgium
Ageas	793	42,533	1.1
Colruyt SA	3,741	223,640	6.0
KBC Group NV	296	22,724	0.6
Proximus SADP	1,695	41,543	1.1
Solvay SA	520	71,240	1.9
UCB SA	547	47,028	1.3

		448,708
China
Anhui Conch Cement Co. Ltd.	6,500	41,803	1.1
Bank of Communications Co. Ltd.	335,000	242,518	6.5
China Merchants Bank Co. Ltd.	13,500	52,951	1.4
China Mobile Ltd.	26,500	239,385	6.5
China Overseas Land & Investment Ltd.	18,000	56,708	1.5
China Petroleum & Chemical Corp.	58,000	55,752	1.5
China Resources Land Ltd.	22,000	80,667	2.2
China Shenhua Energy Co. Ltd.	17,000	38,545	1.0
China Telecom Corp. Ltd.	278,000	131,481	3.6
CITIC Ltd.	178,000	252,312	6.8
CNOOC Ltd.	41,000	68,689	1.8
CSPC Pharmaceutical Group Ltd.	200,000	524,315	14.0
Shimao Property Holdings Ltd.	27,500	78,211	2.1
Tingyi Cayman Islands Holding Corp.	8,000	18,489	0.5

		1,881,826
Denmark
Carlsberg A/S	564	68,040	1.8
Coloplast A/S	1,740	180,936	4.9
Danske Bank A/S	4,195	121,909	3.3
Novozymes A/S	2,905	152,962	4.1
Pandora A/S	219	15,552	0.4

		539,399
Finland
Neste OYJ	918	75,722	2.0
Stora Enso OYJ	6,563	108,305	2.9
UPM-Kymmene OYJ	2,840	100,742	2.8

		284,769
France
Arkema SA	1,164	145,760	3.9
Atos SE	1,800	241,195	6.6
BNP Paribas SA	545	35,354	0.9
Capgemini SE	1,085	138,808	3.8
Casino Guichard Perrachon SA	2,433	98,785	2.6
Cie de Saint-Gobain	1,540	68,466	1.8
Cie Generale des Etablissements Michelin SCA	397	50,982	1.4
Covivio	6	625	0.0
Dassault Systemes SE	1,090	162,524	4.4
Eiffage SA	219	24,473	0.7
Engie SA	33,579	542,252	14.5
Eurazeo SA	2,153	166,451	4.6
Faurecia SA	1,048	71,189	1.9
Ipsen SA	2,069	343,753	9.3
Kering SA	86	45,708	1.2

CONSOLIDATED SCHEDULE OF INVESTMENTS	39

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
France (continued)
Klepierre SA	2,816	$106,054	2.8%
Legrand SA	561	41,176	1.1
L’Oreal SA	1,133	276,873	7.5
Orange SA	9,268	157,943	4.2
Peugeot SA	1,463	42,020	1.1
Safran SA	931	115,447	3.1
Sanofi	493	42,889	1.1
Schneider Electric SE	3,761	301,880	8.1
SCOR SE	514	19,997	0.5
Thales SA	4,767	625,784	16.8
TOTAL SA	1,334	87,011	2.4
Ubisoft Entertainment SA	218	24,028	0.6

		3,977,427
Germany
adidas AG	103	22,773	0.6
Allianz SE (Registered)	132	29,206	0.8
BASF SE	620	59,432	1.7
Beiersdorf AG	9	1,049	0.0
Covestro AG	242	23,241	0.7
Deutsche Lufthansa AG (Registered)	2,516	70,592	1.9
Deutsche Post AG (Registered)	1,978	69,874	1.9
Deutsche Telekom AG (Registered)	915	15,130	0.4
Evonik Industries AG	1,918	70,979	1.9
Hannover Rueck SE	942	125,648	3.5
Henkel AG & Co. KGaA (Preference)	1,738	218,098	5.9
HOCHTIEF AG	2,331	419,153	11.3
HUGO BOSS AG	484	43,643	1.2
Infineon Technologies AG	6,369	168,669	4.5
LEG Immobilien AG	3,121	351,037	9.4
Merck KGaA	1,035	106,394	2.8
METRO AG	1,242	15,338	0.4
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,698	376,269	10.1
ProSiebenSat.1 Media SE	13,594	366,900	9.8
Puma SE	142	71,275	1.9
Rheinmetall AG	1,296	156,623	4.2
TUI AG	4,535	97,016	2.6
Uniper SE	10,061	314,144	8.4
Volkswagen AG	248	42,790	1.1

		3,235,273
Hong Kong
ASM Pacific Technology Ltd.	11,600	139,591	3.7
CK Asset Holdings Ltd.	5,500	42,122	1.1
CK Infrastructure Holdings Ltd.	5,500	40,828	1.1
CLP Holdings Ltd.	2,500	28,577	0.8
Galaxy Entertainment Group Ltd.	9,000	72,510	1.9
Hang Seng Bank Ltd.	9,800	267,072	7.1
Henderson Land Development Co. Ltd.	21,000	117,296	3.1
Hong Kong & China Gas Co. Ltd.	400	817	0.0
Link REIT	1,000	9,922	0.3
Power Assets Holdings Ltd.	30,000	212,243	5.7
Sino Biopharmaceutical Ltd.	154,000	210,922	5.6
Sun Hung Kai Properties Ltd.	2,000	31,365	0.8
Techtronic Industries Co. Ltd.	35,500	197,981	5.3

		1,371,246
Italy
Assicurazioni Generali SpA	344	6,100	0.2
Eni SpA	9,649	185,729	5.0
FinecoBank Banca Fineco SpA	1,440	16,886	0.5
Moncler SpA	1,455	64,127	1.7
Prysmian SpA	983	25,110	0.7
Telecom Italia SpA	345,753	265,944	7.1

	Shares	Value	% of Basket Value
Italy (continued)
Terna Rete Elettrica Nazionale SpA	15,451	$86,551	2.3%

		650,447
Japan
AGC, Inc.	200	8,383	0.2
Ajinomoto Co., Inc.	1,200	21,247	0.6
Asahi Kasei Corp.	17,600	235,258	6.3
Astellas Pharma, Inc.	7,200	117,438	3.1
Bandai Namco Holdings, Inc.	2,600	104,022	2.8
Bridgestone Corp.	3,100	122,284	3.3
Brother Industries Ltd.	800	16,319	0.4
Canon, Inc.	100	3,244	0.1
Chiba Bank Ltd. (The)	9,900	70,671	1.9
Concordia Financial Group Ltd.	12,800	68,821	1.8
Daiwa Securities Group, Inc.	39,300	229,217	6.1
Denso Corp.	800	39,572	1.1
Fast Retailing Co. Ltd.	500	218,978	5.9
Fuji Electric Co. Ltd.	4,000	29,548	0.8
Fujitsu Ltd.	28,000	190,832	5.1
Hitachi Construction Machinery Co. Ltd.	1,700	54,676	1.5
Hitachi High-Technologies Corp.	4,300	175,613	4.7
Hitachi Ltd.	17,000	118,843	3.2
Inpex Corp.	3,400	37,328	1.0
ITOCHU Corp.	1,000	17,756	0.5
Japan Airlines Co. Ltd.	8,100	299,007	8.0
Japan Exchange Group, Inc.	1,600	28,461	0.8
JFE Holdings, Inc.	1,400	28,448	0.8
JXTG Holdings, Inc.	6,200	45,455	1.2
Kajima Corp.	4,000	31,209	0.8
Kansai Electric Power Co., Inc. (The)	1,800	25,624	0.7
Kao Corp.	2,300	168,020	4.5
KDDI Corp.	3,300	91,862	2.5
Kirin Holdings Co. Ltd.	2,300	58,883	1.6
Konami Holdings Corp.	2,400	112,917	3.0
Kose Corp.	100	19,168	0.5
Lawson, Inc.	200	12,010	0.3
LIXIL Group Corp.	800	16,398	0.4
Marubeni Corp.	30,000	229,040	6.1
Mazda Motor Corp.	15,000	187,175	5.0
MEIJI Holdings Co. Ltd.	100	7,864	0.2
Mitsui & Co. Ltd.	12,000	201,120	5.4
MS&AD Insurance Group Holdings, Inc.	900	27,567	0.7
NEC Corp.	800	22,225	0.6
NGK Spark Plug Co. Ltd.	3,600	103,956	2.8
Nippon Telegraph & Telephone Corp.	300	13,876	0.4
NTT Data Corp.	5,400	61,510	1.6
NTT DOCOMO, Inc.	2,700	69,511	1.9
Obayashi Corp.	5,300	55,333	1.5
Omron Corp.	3,300	149,353	4.0
ORIX Corp.	7,700	124,721	3.3
Recruit Holdings Co. Ltd.	5,100	139,748	3.7
Ryohin Keikaku Co. Ltd.	300	96,289	2.6
Secom Co. Ltd.	6,500	496,812	13.3
Seiko Epson Corp.	5,300	95,679	2.6
Sekisui Chemical Co. Ltd.	25,000	447,466	12.0
Seven & i Holdings Co. Ltd.	500	20,420	0.5
Shikoku Electric Power Co., Inc.	1,500	20,049	0.5
Shimizu Corp.	6,400	66,985	1.8
Shiseido Co. Ltd.	2,100	154,708	4.1
Sompo Holdings, Inc.	300	12,193	0.3
Sony Corp.	600	32,248	0.9
Square Enix Holdings Co. Ltd.	3,600	170,205	4.6
Sumitomo Chemical Co. Ltd.	29,000	167,003	4.5
Sumitomo Corp.	6,500	107,034	2.9

40	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
Sumitomo Realty & Development Co. Ltd.	2,000	$73,279	2.0%
T&D Holdings, Inc.	3,900	58,274	1.6
Taisei Corp.	9,600	533,895	14.3
Tokyo Electric Power Co. Holdings, Inc.	25,200	120,754	3.2
Tokyo Electron Ltd.	100	17,530	0.5
Tosoh Corp.	200	3,267	0.1
TOTO Ltd.	2,800	130,856	3.5
Yamaha Corp.	100	4,679	0.1
Yokogawa Electric Corp.	2,300	40,908	1.1

		7,081,044
Luxembourg
ArcelorMittal	3,014	96,599	2.6

Macau
Sands China Ltd.	30,800	159,136	4.3
Wynn Macau Ltd.	75,200	222,094	5.9

		381,230
Netherlands
Aalberts Industries NV	3,727	168,885	4.5
Aegon NV	4,523	29,816	0.8
ASR Nederland NV	2,588	115,778	3.1
ING Groep NV	5,496	84,016	2.2
Koninklijke Ahold Delhaize NV	6,607	168,020	4.5
Koninklijke Philips NV	4,425	194,256	5.2
NN Group NV	5,160	227,954	6.1
Randstad NV	4,479	283,467	7.6

		1,272,192
Norway
DNB ASA	4,045	81,453	2.2
Norsk Hydro ASA	13,937	79,497	2.1
Orkla ASA	5,745	48,613	1.3
Telenor ASA	117	2,289	0.1

		211,852
Portugal
Jeronimo Martins SGPS SA	3,711	55,142	1.5

Singapore
CapitaLand Mall Trust	144,700	230,011	6.2
Genting Singapore Ltd.	92,200	86,690	2.3
Keppel Corp. Ltd.	3,900	19,714	0.5
Mapletree Industrial Trust	42,500	62,512	1.7
Suntec REIT	11,800	15,986	0.4

		414,913
South Africa
Anglo American plc	1,303	29,495	0.8

South Korea
KB Financial Group, Inc.	5,080	244,162	6.5
Kia Motors Corp.	13,310	377,347	10.1
Korea Gas Corp.	2,542	132,469	3.5
LG Display Co. Ltd.	7,491	142,016	3.8
LG Electronics, Inc.	1,909	127,956	3.4
LG Household & Health Care Ltd.	165	178,681	4.8
NCSoft Corp.	136	46,948	1.3
POSCO	214	62,983	1.7
Samsung Electronics Co. Ltd.	4,842	200,993	5.4
Samsung Fire & Marine Insurance Co. Ltd.	1,053	257,150	6.9
Samsung SDS Co. Ltd.	158	29,635	0.8
Shinhan Financial Group Co. Ltd.	5,104	199,104	5.3
SK Holdings Co. Ltd.	332	78,259	2.1
SK Hynix, Inc.	590	45,601	1.2
SK Innovation Co. Ltd.	573	101,769	2.7

	Shares	Value	% of Basket Value
South Korea (continued)
SK Telecom Co. Ltd.	476	$106,381	2.8%

		2,331,454
Spain
ACS Actividades de Construccion y Servicios SA	1,764	77,311	2.1
Aena SME SA	711	129,100	3.5
Banco Bilbao Vizcaya Argentaria SA	1,741	12,754	0.3
Endesa SA	3,915	90,533	2.4
Mapfre SA	34,448	108,110	2.9
Red Electrica Corp. SA	696	14,752	0.4
Repsol SA	24,178	479,570	12.8
Telefonica SA	36,827	330,910	8.9

		1,243,040
Sweden
Atlas Copco AB	10,011	286,679	7.7
Boliden AB	1,854	55,189	1.5
Electrolux AB	9,335	218,964	5.9
Hennes & Mauritz AB	7,044	109,672	2.9
Sandvik AB	8,694	158,976	4.3
SKF AB	10,063	206,597	5.5
Svenska Cellulosa AB SCA	27,160	281,023	7.5
Swedbank AB	1,965	46,467	1.2
Volvo AB	5,262	92,343	2.5

		1,455,910
Switzerland
ABB Ltd. (Registered)	6,421	147,398	3.9
Adecco Group AG (Registered)	4,564	280,582	7.5
Baloise Holding AG (Registered)	190	29,629	0.8
Ferguson plc	337	26,577	0.7
Julius Baer Group Ltd.	806	44,217	1.2
Kuehne + Nagel International AG (Registered)	1,138	181,625	4.9
Logitech International SA (Registered)	293	12,886	0.3
Nestle SA (Registered)	544	44,332	1.2
Novartis AG (Registered)	504	42,297	1.1
OC Oerlikon Corp. AG (Registered)	1,240	19,266	0.5
Partners Group Holding AG	136	103,206	2.8
SGS SA (Registered)	83	216,353	5.8
STMicroelectronics NV	4,178	90,169	2.4
Straumann Holding AG (Registered)	31	24,072	0.6
Swiss Life Holding AG (Registered)	133	47,691	1.3
Swiss Re AG	2,004	183,733	4.9
Swisscom AG (Registered)	757	355,408	9.5
Temenos Group AG (Registered)	379	61,001	1.6
Zurich Insurance Group AG	247	75,743	2.0

		1,986,185
Taiwan
ASE Technology Holding Co. Ltd.	59,000	151,240	4.0
Catcher Technology Co. Ltd.	34,000	418,796	11.2
Cathay Financial Holding Co. Ltd.	76,000	131,069	3.5
CTBC Financial Holding Co. Ltd.	234,000	158,767	4.2
Delta Electronics, Inc.	18,000	62,756	1.7
Fubon Financial Holding Co. Ltd.	44,000	72,998	2.0
Globalwafers Co. Ltd.	4,000	67,713	1.8
Pegatron Corp.	8,000	17,822	0.5
Taiwan Semiconductor Manufacturing Co. Ltd.	47,000	375,799	10.1
United Microelectronics Corp.	51,000	29,207	0.8

		1,486,167
United Kingdom
3i Group plc	20,445	253,922	6.8
Ashtead Group plc	2,843	87,278	2.3
BAE Systems plc	19,263	164,898	4.4

CONSOLIDATED SCHEDULE OF INVESTMENTS	41

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United Kingdom (continued)
Barratt Developments plc	5,712	$40,006	1.1%
Berkeley Group Holdings plc	2,586	126,575	3.4
Centrica plc	65,947	128,756	3.4
Direct Line Insurance Group plc	22,462	101,345	2.7
Fiat Chrysler Automobiles NV	448	7,639	0.2
Halma plc	3,242	59,806	1.6
Imperial Brands plc	2,096	80,272	2.1
InterContinental Hotels Group plc	1,584	97,766	2.6
ITV plc	10,634	22,983	0.6
J Sainsbury plc	6,869	29,456	0.8
Land Securities Group plc	19,195	237,336	6.4
Legal & General Group plc	47,356	162,968	4.4
Lloyds Banking Group plc	68,557	56,195	1.5
Marks & Spencer Group plc	70,609	285,377	7.6
Next plc	1,710	133,131	3.6
Persimmon plc	5,644	183,569	4.9
RELX plc	12,439	271,013	7.3
Rightmove plc	87	5,558	0.1
Sage Group plc (The)	6,774	55,242	1.5
Schroders plc	565	23,070	0.6
Smith & Nephew plc	3,843	66,538	1.8
SSE plc	5,100	83,571	2.2
Taylor Wimpey plc	70,018	160,682	4.3
Unilever plc	1,742	99,512	2.7
Vodafone Group plc	12,500	30,537	0.8

		3,055,001
United States
Adobe Systems, Inc.	12	2,936	0.1
AES Corp.	364	4,863	0.1
Agilent Technologies, Inc.	32	2,113	0.1
Air Products & Chemicals, Inc.	11	1,806	0.0
Allison Transmission Holdings, Inc.	432	20,304	0.5
Allstate Corp. (The)	493	46,894	1.3
American Airlines Group, Inc.	327	12,930	0.3
Ameriprise Financial, Inc.	11	1,602	0.0
Anadarko Petroleum Corp.	494	36,136	1.0
Applied Materials, Inc.	385	18,723	0.5
AT&T, Inc.	481	15,378	0.4
AutoZone, Inc.	15	10,583	0.3
Avery Dennison Corp.	99	11,353	0.3
Baxter International, Inc.	258	18,692	0.5
Biogen, Inc.	151	50,490	1.4
Booz Allen Hamilton Holding Corp.	779	36,823	1.0
Boston Properties, Inc.	102	12,804	0.3
Bristol-Myers Squibb Co.	316	18,565	0.5
Brown-Forman Corp.	26	1,384	0.0
BWX Technologies, Inc.	62	4,077	0.1
Cadence Design Systems, Inc.	1,723	75,967	2.0
CBRE Group, Inc.	68	3,386	0.1
Celanese Corp.	39	4,606	0.1
CenterPoint Energy, Inc.	78	2,221	0.1
CIT Group, Inc.	60	3,176	0.1
Citizens Financial Group, Inc.	517	20,566	0.6
Clorox Co. (The)	22	2,974	0.1
CMS Energy Corp.	134	6,478	0.2
Colgate-Palmolive Co.	278	18,629	0.5
Comerica, Inc.	79	7,658	0.2
Commerce Bancshares, Inc.	468	31,262	0.8
ConocoPhillips	365	26,342	0.7
Consolidated Edison, Inc.	1	79	0.0
Costco Wholesale Corp.	224	48,991	1.3
Cullen/Frost Bankers, Inc.	29	3,204	0.1
Cummins, Inc.	168	23,992	0.6

	Shares	Value	% of Basket Value
United States (continued)
DCT Industrial Trust, Inc.	518	$34,639	0.9%
Dell Technologies, Inc. Class V	97	8,974	0.2
Dollar General Corp.	58	5,693	0.2
Domino’s Pizza, Inc.	6	1,576	0.0
Duke Realty Corp.	343	9,988	0.3
E*TRADE Financial Corp.	253	15,132	0.4
East West Bancorp, Inc.	259	16,768	0.4
eBay, Inc.	235	7,861	0.2
Emerson Electric Co.	160	11,565	0.3
Entergy Corp.	522	42,428	1.1
EOG Resources, Inc.	256	33,009	0.9
Equity LifeStyle Properties, Inc.	274	24,931	0.7
Equity Residential	374	24,471	0.7
Essex Property Trust, Inc.	29	6,973	0.2
Estee Lauder Cos., Inc. (The)	16	2,159	0.1
Expeditors International of Washington, Inc.	140	10,664	0.3
Extra Space Storage, Inc.	208	19,546	0.5
F5 Networks, Inc.	66	11,311	0.3
Federal Realty Investment Trust	19	2,385	0.1
Ford Motor Co.	924	9,277	0.2
Fortinet, Inc.	565	35,544	1.0
Franklin Resources, Inc.	146	5,011	0.1
Freeport-McMoRan, Inc.	759	12,524	0.3
Gaming and Leisure Properties, Inc.	630	22,882	0.6
Gap, Inc. (The)	819	24,709	0.7
General Motors Co.	36	1,365	0.0
Halliburton Co.	15	636	0.0
Hershey Co. (The)	125	12,276	0.3
HollyFrontier Corp.	173	12,902	0.3
Host Hotels & Resorts, Inc.	85	1,780	0.0
HP, Inc.	687	15,856	0.4
Huntington Ingalls Industries, Inc.	79	18,411	0.5
IDEX Corp.	230	35,323	0.9
Illinois Tool Works, Inc.	221	31,676	0.8
Ingersoll-Rand plc	3	296	0.0
Ingredion, Inc.	170	17,221	0.5
Intel Corp.	87	4,185	0.1
Johnson & Johnson	534	70,766	1.9
Jones Lang LaSalle, Inc.	233	39,845	1.1
Juniper Networks, Inc.	314	8,271	0.2
KAR Auction Services, Inc.	75	4,459	0.1
Kellogg Co.	141	10,015	0.3
Kroger Co. (The)	223	6,467	0.2
Lam Research Corp.	207	39,462	1.1
Lamar Advertising Co.	17	1,252	0.0
Lear Corp.	232	41,790	1.1
Lennox International, Inc.	134	29,089	0.8
Liberty Property Trust	93	3,986	0.1
Lincoln Electric Holdings, Inc.	59	5,542	0.1
LPL Financial Holdings, Inc.	250	16,573	0.4
Masco Corp.	345	13,914	0.4
Maxim Integrated Products, Inc.	984	60,162	1.6
Merck & Co., Inc.	321	21,144	0.6
Mettler-Toledo International, Inc.	42	24,885	0.7
Moody’s Corp.	26	4,449	0.1
MSCI, Inc.	8	1,330	0.0
Nasdaq, Inc.	56	5,118	0.1
National Retail Properties, Inc.	286	12,758	0.3
Newfield Exploration Co.	152	4,365	0.1
News Corp.	1,186	17,873	0.5
Northern Trust Corp.	62	6,772	0.2
NVR, Inc.	9	24,835	0.7
Old Dominion Freight Line, Inc.	85	12,478	0.3

42	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Omnicom Group, Inc.	342	$23,540	0.6%
ON Semiconductor Corp.	133	2,933	0.1
Packaging Corp. of America	63	7,113	0.2
Park Hotels & Resorts, Inc.	579	18,111	0.5
Parker-Hannifin Corp.	102	17,243	0.5
Pfizer, Inc.	1,948	77,784	2.1
Phillips 66	788	97,192	2.6
Progressive Corp. (The)	99	5,941	0.2
Public Service Enterprise Group, Inc.	108	5,568	0.1
PulteGroup, Inc.	46	1,311	0.0
PVH Corp.	44	6,755	0.2
Raymond James Financial, Inc.	209	19,142	0.5
Red Hat, Inc.	21	2,966	0.1
Regions Financial Corp.	268	4,987	0.1
Robert Half International, Inc.	306	23,183	0.6
Rockwell Automation, Inc.	49	9,190	0.2
S&P Global, Inc.	43	8,619	0.2
Seagate Technology plc	169	8,893	0.2
Sealed Air Corp.	571	25,164	0.7
SEI Investments Co.	153	9,171	0.2
SL Green Realty Corp.	188	19,385	0.5
Snap-on, Inc.	102	17,298	0.5
Steel Dynamics, Inc.	202	9,512	0.3
SunTrust Banks, Inc.	207	14,918	0.4
Synovus Financial Corp.	104	5,140	0.1
Sysco Corp.	282	18,953	0.5
TD Ameritrade Holding Corp.	323	18,459	0.5
Texas Instruments, Inc.	144	16,030	0.4
Toll Brothers, Inc.	369	13,011	0.3
Torchmark Corp.	128	11,273	0.3
Trex Co., Inc.	170	13,216	0.4
Tyson Foods, Inc.	183	10,550	0.3
UnitedHealth Group, Inc.	12	3,039	0.1
VeriSign, Inc.	32	4,647	0.1
Verizon Communications, Inc.	215	11,103	0.3
Vistra Energy Corp.	1,031	23,301	0.6
VMware, Inc.	25	3,615	0.1
Walgreens Boots Alliance, Inc.	460	31,105	0.8
Waters Corp.	75	14,795	0.4
WellCare Health Plans, Inc.	173	46,264	1.2
Western Digital Corp.	278	19,502	0.5
Western Union Co. (The)	2,406	48,505	1.3
WP Carey, Inc.	361	23,602	0.6
Zoetis, Inc.	142	12,280	0.3

		2,431,843

Total Reference Entity — Long		36,227,344

Reference Entity — Short

Austria
Erste Group Bank AG	(1,517)	(65,521)	(1.8)

Belgium
Anheuser-Busch InBev SA/NV	(2,075)	(211,160)	(5.7)
Umicore SA	(1,391)	(81,405)	(2.2)

		(292,565)
Bermuda
Axalta Coating Systems Ltd.	(618)	(18,695)	(0.5)
XL Group Ltd.	(66)	(3,711)	(0.1)

		(22,406)

	Shares	Value	% of Basket Value
Chile
Antofagasta plc	(6,681)	$(87,742)	(2.3)%

China
AAC Technologies Holdings, Inc.	(29,000)	(372,682)	(10.0)
Agricultural Bank of China Ltd.	(43,000)	(20,896)	(0.6)
Beijing Enterprises Water Group Ltd.	(760,000)	(415,505)	(11.1)
BOC Hong Kong Holdings Ltd.	(10,500)	(50,961)	(1.4)
Brilliance China Automotive Holdings Ltd.	(348,000)	(455,590)	(12.2)
China Huarong Asset Management Co. Ltd.	(1,149,000)	(293,093)	(7.8)
China Jinmao Holdings Group Ltd.	(580,000)	(279,960)	(7.5)
China Life Insurance Co. Ltd.	(38,000)	(95,489)	(2.6)
China Mengniu Dairy Co. Ltd.	(10,000)	(31,033)	(0.8)
China Pacific Insurance Group Co. Ltd.	(23,200)	(90,777)	(2.4)
China Resources Beer Holdings Co. Ltd.	(8,000)	(36,049)	(1.0)
China Unicom Hong Kong Ltd.	(488,000)	(602,565)	(16.1)
CITIC Securities Co. Ltd.	(144,500)	(289,704)	(7.8)
ENN Energy Holdings Ltd.	(7,000)	(71,174)	(1.9)
Hengan International Group Co. Ltd.	(6,500)	(57,902)	(1.5)
Industrial & Commercial Bank of China Ltd.	(23,000)	(17,093)	(0.5)
Kunlun Energy Co. Ltd.	(118,000)	(102,079)	(2.7)
New China Life Insurance Co. Ltd.	(29,900)	(138,037)	(3.7)
PetroChina Co. Ltd.	(248,000)	(188,863)	(5.1)
PICC Property & Casualty Co. Ltd.	(96,000)	(108,474)	(2.9)
Semiconductor Manufacturing International Corp.	(6,000)	(7,276)	(0.2)

		(3,725,202)
Denmark
AP Moller - Maersk A/S	(18)	(25,845)	(0.7)
Chr Hansen Holding A/S	(1,574)	(162,933)	(4.4)
Genmab A/S	(1,685)	(288,702)	(7.7)
Orsted A/S	(1,085)	(66,954)	(1.8)
Tryg A/S	(575)	(14,075)	(0.4)

		(558,509)
Finland
Elisa OYJ	(535)	(23,230)	(0.6)
Fortum OYJ	(8,482)	(213,093)	(5.7)
Kone OYJ	(4,420)	(241,623)	(6.5)

		(477,946)
France
Aeroports de Paris	(166)	(37,108)	(1.0)
Airbus SE	(1,805)	(223,403)	(6.0)
Alstom SA	(1,574)	(70,566)	(1.9)
Carrefour SA	(13)	(233)	(0.0)
Credit Agricole SA	(11,197)	(157,320)	(4.2)
Danone SA	(1,793)	(140,773)	(3.8)
Edenred	(2,442)	(95,789)	(2.6)
Electricite de France SA	(5,626)	(84,239)	(2.3)
Gecina SA	(1)	(170)	(0.0)
Getlink	(3,964)	(52,325)	(1.4)
Hermes International	(298)	(188,603)	(5.0)
Iliad SA	(1,615)	(255,326)	(6.8)
Ingenico Group SA	(756)	(62,619)	(1.7)
Pernod Ricard SA	(349)	(56,230)	(1.5)
Remy Cointreau SA	(1,241)	(169,300)	(4.5)
Renault SA	(3,408)	(299,492)	(8.0)
SEB SA	(861)	(163,544)	(4.4)
Societe Generale SA	(2,012)	(89,731)	(2.4)
Sodexo SA	(1,943)	(215,238)	(5.8)
Suez	(8,730)	(123,494)	(3.3)
Unibail-Rodamco-Westfield	(1,319)	(292,819)	(7.8)
Vivendi SA	(433)	(11,219)	(0.3)

		(2,789,541)

CONSOLIDATED SCHEDULE OF INVESTMENTS	43

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Germany
1&1 Drillisch AG	(4,840)	$(287,903)	(7.7	) %
Bayerische Motoren Werke AG	(203)	(19,626)	(0.5)
Brenntag AG	(1,375)	(82,503)	(2.2)
Commerzbank AG	(13,527)	(146,034)	(3.9)
Daimler AG (Registered)	(390)	(26,994)	(0.7)
E.ON SE	(4,128)	(46,573)	(1.2)
Fraport AG Frankfurt Airport Services Worldwide	(826)	(82,457)	(2.2)
HeidelbergCement AG	(1,120)	(95,128)	(2.5)
Porsche Automobil Holding SE (Preference)	(135)	(9,131)	(0.2)
SAP SE	(661)	(76,931)	(2.1)
Symrise AG	(1,763)	(159,356)	(4.3)
thyssenkrupp AG	(17,660)	(469,986)	(12.6)
United Internet AG (Registered)	(3,208)	(172,563)	(4.6)
Volkswagen AG (Preference)	(225)	(40,087)	(1.1)
Vonovia SE	(2,958)	(143,159)	(3.8)
Wirecard AG	(349)	(65,289)	(1.7)

		(1,923,720)
Hong Kong
AIA Group Ltd.	(4,400)	(38,516)	(1.0)
China Gas Holdings Ltd.	(85,200)	(345,630)	(9.3)
CK Hutchison Holdings Ltd.	(6,500)	(70,750)	(1.9)
Nine Dragons Paper Holdings Ltd.	(70,000)	(86,823)	(2.3)
Wharf Holdings Ltd. (The)	(18,000)	(59,592)	(1.6)

		(601,311)
Italy
Atlantia SpA	(1,696)	(50,237)	(1.3)
Davide Campari-Milano SpA	(16,249)	(136,875)	(3.7)
Luxottica Group SpA	(273)	(18,458)	(0.5)
Snam SpA	(10,894)	(46,785)	(1.3)
UniCredit SpA	(1,813)	(32,012)	(0.9)

		(284,367)
Japan
Asahi Group Holdings Ltd.	(6,300)	(306,210)	(8.2)
Chugai Pharmaceutical Co. Ltd.	(3,900)	(198,376)	(5.3)
Coca-Cola Bottlers Japan Holdings, Inc.	(1,000)	(36,058)	(1.0)
Daifuku Co. Ltd.	(1,900)	(83,731)	(2.2)
Dai-ichi Life Holdings, Inc.	(7,100)	(134,059)	(3.6)
Daiichi Sankyo Co. Ltd.	(3,500)	(145,171)	(3.9)
Daikin Industries Ltd.	(700)	(83,671)	(2.2)
Disco Corp.	(400)	(68,285)	(1.8)
Don Quijote Holdings Co. Ltd.	(1,300)	(60,767)	(1.6)
FANUC Corp.	(100)	(20,164)	(0.5)
Honda Motor Co. Ltd.	(600)	(18,318)	(0.5)
Idemitsu Kosan Co. Ltd.	(1,100)	(49,550)	(1.3)
Japan Post Holdings Co. Ltd.	(8,100)	(89,309)	(2.4)
Japan Real Estate Investment Corp.	(15)	(78,569)	(2.1)
JGC Corp.	(18,900)	(366,741)	(9.8)
Kawasaki Heavy Industries Ltd.	(4,500)	(132,314)	(3.5)
Keyence Corp.	(100)	(52,897)	(1.4)
Komatsu Ltd.	(7,500)	(221,611)	(5.9)
Kubota Corp.	(7,300)	(122,553)	(3.3)
Kyocera Corp.	(4,600)	(267,721)	(7.2)
M3, Inc.	(700)	(26,692)	(0.7)
Makita Corp.	(700)	(31,490)	(0.8)
MINEBEA MITSUMI, Inc.	(3,900)	(69,994)	(1.9)
MISUMI Group, Inc.	(600)	(15,329)	(0.4)
Mitsubishi Corp.	(3,400)	(95,040)	(2.5)
Mitsubishi Motors Corp.	(2,300)	(17,583)	(0.5)
Mitsubishi UFJ Financial Group, Inc.	(52,000)	(319,117)	(8.5)
Mitsui Fudosan Co. Ltd.	(1,100)	(26,303)	(0.7)
Mizuho Financial Group, Inc.	(2,500)	(4,346)	(0.1)

	Shares	Value	% of Basket Value
Japan (continued)
Murata Manufacturing Co. Ltd.	(2,100)	$(367,449)	(9.8)%
NGK Insulators Ltd.	(2,500)	(43,904)	(1.2)
Nidec Corp.	(1,100)	(159,775)	(4.3)
Nintendo Co. Ltd.	(600)	(202,912)	(5.4)
Nippon Building Fund, Inc.	(9)	(50,107)	(1.3)
Nippon Steel & Sumitomo Metal Corp.	(4,200)	(83,762)	(2.2)
Nissan Motor Co. Ltd.	(7,000)	(66,214)	(1.8)
Nitori Holdings Co. Ltd.	(100)	(15,071)	(0.4)
Nomura Holdings, Inc.	(1,200)	(5,690)	(0.2)
Nomura Real Estate Master Fund, Inc.	(207)	(293,242)	(7.8)
Olympus Corp.	(600)	(24,358)	(0.7)
Ono Pharmaceutical Co. Ltd.	(10,200)	(241,019)	(6.5)
Osaka Gas Co. Ltd.	(6,900)	(132,792)	(3.6)
Persol Holdings Co. Ltd.	(1,600)	(34,877)	(0.9)
Rakuten, Inc.	(1,300)	(9,164)	(0.2)
Renesas Electronics Corp.	(9,300)	(83,105)	(2.2)
Resona Holdings, Inc.	(3,800)	(21,613)	(0.6)
Ricoh Co. Ltd.	(3,800)	(37,098)	(1.0)
Rohm Co. Ltd.	(200)	(17,047)	(0.5)
SBI Holdings, Inc.	(1,100)	(30,029)	(0.8)
Seibu Holdings, Inc.	(7,200)	(121,502)	(3.3)
Sekisui House Ltd.	(6,500)	(110,796)	(3.0)
Shimano, Inc.	(700)	(100,946)	(2.7)
Shin-Etsu Chemical Co. Ltd.	(1,600)	(161,859)	(4.3)
Showa Denko KK	(2,400)	(114,471)	(3.1)
SMC Corp.	(200)	(67,772)	(1.8)
SoftBank Group Corp.	(500)	(41,761)	(1.1)
SUMCO Corp.	(3,600)	(77,028)	(2.1)
Sumitomo Electric Industries Ltd.	(4,900)	(75,377)	(2.0)
Sumitomo Metal Mining Co. Ltd.	(8,700)	(312,737)	(8.4)
Sumitomo Mitsui Financial Group, Inc.	(4,400)	(174,626)	(4.7)
Sumitomo Mitsui Trust Holdings, Inc.	(2,500)	(99,304)	(2.7)
Sysmex Corp.	(2,000)	(189,653)	(5.1)
TDK Corp.	(3,600)	(385,693)	(10.3)
Terumo Corp.	(1,300)	(71,417)	(1.9)
Tokyo Gas Co. Ltd.	(6,900)	(168,535)	(4.5)
Tokyu Corp.	(10,700)	(184,217)	(4.9)
Toray Industries, Inc.	(3,500)	(27,124)	(0.7)
Toshiba Corp.	(19,000)	(58,058)	(1.6)
Toyota Motor Corp.	(500)	(32,866)	(0.9)
Unicharm Corp.	(3,100)	(94,406)	(2.5)
Yahoo Japan Corp.	(93,600)	(356,111)	(9.5)
Yamaha Corp.	(1,600)	(74,870)	(2.0)
Yamaha Motor Co. Ltd.	(5,000)	(132,000)	(3.5)
Yamato Holdings Co. Ltd.	(1,900)	(55,068)	(1.5)

		(8,349,394)
Jersey
Randgold Resources Ltd.	(1,330)	(98,475)	(2.6)

Luxembourg
Eurofins Scientific SE	(435)	(237,110)	(6.3)
Tenaris SA	(1,419)	(25,996)	(0.7)

		(263,106)
Netherlands
ASML Holding NV	(325)	(69,605)	(1.9)
Heineken NV	(1,907)	(192,687)	(5.2)
Koninklijke Vopak NV	(11,364)	(534,521)	(14.3)
Royal Dutch Shell plc	(1,709)	(59,862)	(1.6)

		(856,675)
Norway
Aker BP ASA	(5,733)	(204,846)	(5.5)
Yara International ASA	(4,322)	(190,566)	(5.1)

		(395,412)

44	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Portugal
EDP - Energias de Portugal SA	(21,250)	$(86,696)	(2.3	) %

South Korea
Amorepacific Corp.	(837)	(200,275)	(5.4)
AMOREPACIFIC Group	(1,353)	(115,970)	(3.1)
Hyosung Advanced Materials Corp.	(24)	(3,647)	(0.1)
Hyosung Chemical Corp.	(17)	(2,561)	(0.1)
Hyosung Heavy Industries Corp.	(50)	(2,364)	(0.1)
Hyosung TNC Co. Ltd.	(23)	(4,575)	(0.1)
Hyundai Engineering & Construction Co. Ltd.	(1,127)	(59,234)	(1.6)
Hyundai Mobis Co. Ltd.	(971)	(197,934)	(5.3)

		(586,560)
Spain
Banco de Sabadell SA	(81,052)	(134,933)	(3.6)
Banco Santander SA	(26,461)	(148,661)	(4.0)
Bankia SA	(125,043)	(491,558)	(13.2)
Cellnex Telecom SA	(72)	(1,913)	(0.1)
Grifols SA	(4,208)	(122,197)	(3.3)
Industria de Diseno Textil SA	(1)	(33)	(0.0)
Siemens Gamesa Renewable Energy SA	(5,939)	(83,775)	(2.2)

		(983,070)
Sweden
Assa Abloy AB	(12,443)	(245,631)	(6.6)
Hexagon AB	(2,213)	(134,881)	(3.6)
Investor AB	(3,494)	(152,198)	(4.1)
Kinnevik AB	(741)	(25,575)	(0.7)
Nordea Bank AB	(3,262)	(34,668)	(0.9)
Securitas AB	(3,624)	(65,203)	(1.7)
Skandinaviska Enskilda Banken AB	(5,234)	(55,952)	(1.5)
Skanska AB	(8,182)	(153,907)	(4.1)
Tele2 AB	(11,005)	(147,669)	(4.0)
Telefonaktiebolaget LM Ericsson	(22,283)	(174,927)	(4.7)
Telia Co. AB	(24,761)	(119,105)	(3.2)
Trelleborg AB	(2,267)	(47,205)	(1.3)

		(1,356,921)
Switzerland
Cie Financiere Richemont SA (Registered)	(1,801)	(157,730)	(4.2)
Clariant AG (Registered)	(7,255)	(173,477)	(4.6)
Credit Suisse Group AG (Registered)	(8,207)	(131,989)	(3.5)
Geberit AG (Registered)	(164)	(73,025)	(2.0)
Givaudan SA (Registered)	(15)	(35,111)	(0.9)
Glencore plc	(14,715)	(64,532)	(1.7)
Sika AG (Registered)	(454)	(64,463)	(1.7)
Sonova Holding AG (Registered)	(234)	(43,141)	(1.2)
UBS Group AG (Registered)	(4,643)	(76,314)	(2.0)
Vifor Pharma AG	(1,599)	(302,456)	(8.1)

		(1,122,238)
Taiwan
Largan Precision Co. Ltd.	(1,000)	(168,386)	(4.5)

United Arab Emirates
NMC Health plc	(4,157)	(206,770)	(5.5)

United Kingdom
Admiral Group plc	(3,729)	(96,934)	(2.6)
AstraZeneca plc	(2,529)	(194,673)	(5.2)
Aviva plc	(21,552)	(141,246)	(3.8)
B&M European Value Retail SA	(26,030)	(140,847)	(3.8)
BP plc	(10,635)	(79,927)	(2.1)
British American Tobacco plc	(771)	(42,384)	(1.1)
Bunzl plc	(3,962)	(117,727)	(3.2)
CNH Industrial NV	(10,481)	(123,042)	(3.3)
Coca-Cola European Partners plc	(817)	(33,693)	(0.9)

	Shares	Value	% of Basket Value
United Kingdom (continued)
Compass Group plc	(7,103)	$(152,781)	(4.1)%
ConvaTec Group plc	(45,801)	(131,506)	(3.5)
Croda International plc	(2,198)	(148,291)	(4.0)
DCC plc	(2,044)	(189,105)	(5.1)
DS Smith plc	(30,889)	(204,073)	(5.5)
G4S plc	(34,350)	(124,326)	(3.3)
Hammerson plc	(10,986)	(75,134)	(2.0)
Hargreaves Lansdown plc	(1,251)	(34,079)	(0.9)
HSBC Holdings plc	(6,397)	(61,260)	(1.6)
Intertek Group plc	(395)	(30,471)	(0.8)
John Wood Group plc	(3,873)	(33,044)	(0.9)
Johnson Matthey plc	(1,630)	(80,307)	(2.1)
Kingfisher plc	(66,598)	(258,920)	(6.9)
London Stock Exchange Group plc	(48)	(2,766)	(0.1)
Melrose Industries plc	(223,507)	(632,448)	(16.9)
Micro Focus International plc	(39,181)	(639,334)	(17.1)
National Grid plc	(22,517)	(240,548)	(6.4)
NatWest Markets plc	(54,486)	(182,210)	(4.9)
Prudential plc	(4,913)	(115,915)	(3.1)
RELX NV	(7,601)	(165,312)	(4.4)
Rolls-Royce Holdings plc	(979)	(12,729)	(0.3)
RSA Insurance Group plc	(10,090)	(85,336)	(2.3)
Sky plc	(13,115)	(262,030)	(7.0)
St James’s Place plc	(3,471)	(54,919)	(1.5)
Standard Chartered plc	(19,329)	(174,296)	(4.7)
Standard Life Aberdeen plc	(6,435)	(26,359)	(0.7)
Tesco plc	(4,473)	(15,275)	(0.4)
Unilever NV	(1,554)	(89,652)	(2.4)
United Utilities Group plc	(5,765)	(54,404)	(1.5)
Whitbread plc	(425)	(21,832)	(0.6)
WPP plc	(3,082)	(48,209)	(1.3)

		(5,317,344)
United States
Abbott Laboratories	(157)	(10,290)	(0.3)
AECOM	(623)	(20,908)	(0.6)
Alleghany Corp.	(2)	(1,259)	(0.0)
Allergan plc	(247)	(45,470)	(1.2)
Altria Group, Inc.	(124)	(7,276)	(0.2)
AMERCO	(77)	(29,035)	(0.8)
American Water Works Co., Inc.	(157)	(13,855)	(0.4)
Amphenol Corp.	(448)	(41,892)	(1.1)
Analog Devices, Inc.	(26)	(2,500)	(0.1)
Aptiv plc	(30)	(2,942)	(0.1)
Aqua America, Inc.	(416)	(15,367)	(0.4)
Aramark	(350)	(14,074)	(0.4)
Autodesk, Inc.	(178)	(22,862)	(0.6)
Ball Corp.	(210)	(8,184)	(0.2)
Berkshire Hathaway, Inc.	(139)	(27,504)	(0.7)
Bio-Rad Laboratories, Inc.	(5)	(1,533)	(0.0)
Broadcom, Inc.	(13)	(2,883)	(0.1)
Caesars Entertainment Corp.	(5,850)	(66,105)	(1.8)
Cardinal Health, Inc.	(134)	(6,693)	(0.2)
Catalent, Inc.	(368)	(15,346)	(0.4)
Cboe Global Markets, Inc.	(79)	(7,673)	(0.2)
CenturyLink, Inc.	(457)	(8,578)	(0.2)
Cerner Corp.	(222)	(13,782)	(0.4)
Charles Schwab Corp. (The)	(377)	(19,250)	(0.5)
Chipotle Mexican Grill, Inc.	(22)	(9,541)	(0.3)
Coca-Cola Co. (The)	(1,197)	(55,816)	(1.5)
Cognex Corp.	(268)	(14,145)	(0.4)
Constellation Brands, Inc.	(65)	(13,665)	(0.4)
Coty, Inc.	(2,763)	(37,052)	(1.0)
Crown Castle International Corp.	(111)	(12,302)	(0.3)

CONSOLIDATED SCHEDULE OF INVESTMENTS	45

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
DENTSPLY SIRONA, Inc.	(499)	$(24,007)	(0.6	) %
Digital Realty Trust, Inc.	(228)	(27,684)	(0.7)
Dominion Energy, Inc.	(422)	(30,262)	(0.8)
Duke Energy Corp.	(152)	(12,406)	(0.3)
Ecolab, Inc.	(122)	(17,165)	(0.5)
Equifax, Inc.	(34)	(4,267)	(0.1)
Equinix, Inc.	(97)	(42,610)	(1.1)
Expedia Group, Inc.	(24)	(3,212)	(0.1)
Fidelity National Financial, Inc.	(159)	(6,440)	(0.2)
Fidelity National Information Services, Inc.	(54)	(5,569)	(0.1)
First Republic Bank	(290)	(28,669)	(0.8)
Flowserve Corp.	(497)	(22,032)	(0.6)
FMC Corp.	(76)	(6,831)	(0.2)
General Electric Co.	(6,132)	(83,579)	(2.2)
Global Payments, Inc.	(227)	(25,553)	(0.7)
Hanesbrands, Inc.	(1,095)	(24,375)	(0.7)
Harley-Davidson, Inc.	(712)	(30,538)	(0.8)
HCP, Inc.	(251)	(6,501)	(0.2)
Healthcare Trust of America, Inc.	(726)	(19,834)	(0.5)
Hologic, Inc.	(854)	(36,645)	(1.0)
Huntington Bancshares, Inc.	(481)	(7,427)	(0.2)
Incyte Corp.	(401)	(26,683)	(0.7)
Invitation Homes, Inc.	(603)	(13,935)	(0.4)
Jefferies Financial Services, Inc.	(476)	(11,543)	(0.3)
KeyCorp	(146)	(3,047)	(0.1)
Keysight Technologies, Inc.	(12)	(696)	(0.0)
Knight-Swift Transportation Holdings, Inc.	(826)	(26,886)	(0.7)
L Brands, Inc.	(30)	(950)	(0.0)
Lennar Corp.	(109)	(5,697)	(0.2)
Liberty Broadband Corp.	(103)	(8,185)	(0.2)
Live Nation Entertainment, Inc.	(224)	(11,039)	(0.3)
McCormick & Co., Inc. (Non-Voting)	(73)	(8,580)	(0.2)
Mid-America Apartment Communities, Inc.	(64)	(6,450)	(0.2)
Middleby Corp. (The)	(78)	(7,993)	(0.2)
Mohawk Industries, Inc.	(77)	(14,504)	(0.4)
Molson Coors Brewing Co.	(377)	(25,259)	(0.7)
Morgan Stanley	(303)	(15,320)	(0.4)
National Oilwell Varco, Inc.	(239)	(11,620)	(0.3)
Nektar Therapeutics	(134)	(7,048)	(0.2)
New Residential Investment Corp.	(325)	(5,814)	(0.2)
New York Community Bancorp, Inc.	(923)	(9,941)	(0.3)
Nordson Corp.	(44)	(5,901)	(0.2)
Norwegian Cruise Line Holdings Ltd.	(563)	(28,167)	(0.8)
Omega Healthcare Investors, Inc.	(109)	(3,236)	(0.1)
ONEOK, Inc.	(225)	(15,849)	(0.4)
Oracle Corp.	(1,146)	(54,641)	(1.5)
PacWest Bancorp	(197)	(9,893)	(0.3)
PPL Corp.	(463)	(13,321)	(0.4)
PTC, Inc.	(424)	(38,970)	(1.0)
QIAGEN NV	(1,484)	(53,805)	(1.4)
Qurate Retail, Inc.	(310)	(6,600)	(0.2)
ServiceMaster Global Holdings, Inc.	(448)	(25,532)	(0.7)
Signature Bank	(28)	(3,072)	(0.1)
Southern Co. (The)	(521)	(25,321)	(0.7)
Spectrum Brands Holdings, Inc.	(516)	(45,083)	(1.2)
Sprint Corp.	(5,644)	(30,647)	(0.8)
Stericycle, Inc.	(453)	(31,647)	(0.8)
TransDigm Group, Inc.	(33)	(12,393)	(0.3)
Trimble, Inc.	(341)	(12,037)	(0.3)
United Technologies Corp.	(183)	(24,840)	(0.7)
VEREIT, Inc.	(141)	(1,076)	(0.0)
Vulcan Materials Co.	(156)	(17,472)	(0.5)
Wabtec Corp.	(736)	(81,196)	(2.2)

	Shares	Value	% of Basket Value
United States (continued)
Welltower, Inc.	(220)	$(13,771)	(0.4)%
WestRock Co.	(266)	(15,422)	(0.4)
WEX, Inc.	(8)	(1,518)	(0.0)
Whirlpool Corp.	(77)	(10,094)	(0.3)
Willis Towers Watson plc	(152)	(24,231)	(0.6)
WPX Energy, Inc.	(558)	(10,473)	(0.3)
Zayo Group Holdings, Inc.	(190)	(7,046)	(0.2)
Zillow Group, Inc.	(55)	(3,063)	(0.1)
Zimmer Biomet Holdings, Inc.	(80)	(10,041)	(0.3)

		(1,870,936)

Total Reference Entity — Short		(32,490,813)

Net Value of Reference Entity — Deutsche Bank AG		$3,736,531

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JP Morgan Chase Bank NA, as of July 31, 2018, expiration dates 01/01/99 — 01/01/99:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
BHP Billiton plc	21,608	$497,281	10.5%
Rio Tinto plc	3,234	177,550	3.7

		674,831
Austria
voestalpine AG	118	5,904	0.1

Belgium
Ageas	712	38,188	0.8
Colruyt SA	424	25,347	0.5
KBC Group NV	1,113	85,443	1.8
Proximus SADP	2,663	65,268	1.4
Solvay SA	169	23,153	0.5
UCB SA	235	20,204	0.4

		257,603
Bermuda
Everest Re Group Ltd.	176	38,430	0.8

China
Anhui Conch Cement Co. Ltd.	35,500	228,308	4.8
Bank of Communications Co. Ltd.	12,000	8,687	0.3
China CITIC Bank Corp. Ltd.	212,000	136,448	2.8
China Merchants Bank Co. Ltd.	35,000	137,279	2.9
China Mobile Ltd.	1,000	9,033	0.2
China Petroleum & Chemical Corp.	114,000	109,582	2.3
China Resources Land Ltd.	6,000	22,000	0.6
China Shenhua Energy Co. Ltd.	10,500	23,807	0.5
China Telecom Corp. Ltd.	878,000	415,252	8.7
CITIC Ltd.	242,000	343,031	7.2
CNOOC Ltd.	8,000	13,403	0.3
Country Garden Holdings Co. Ltd.	26,000	40,518	0.8
Fosun International Ltd.	16,000	29,335	0.6
Shimao Property Holdings Ltd.	26,500	75,367	1.7
SINA Corp.	1,238	99,634	2.1
Tingyi Cayman Islands Holding Corp.	10,000	23,111	0.5
Yum China Holdings, Inc.	344	12,412	0.3

		1,727,207
Denmark
Carlsberg A/S	1,614	194,710	4.1

46	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Denmark (continued)
Coloplast A/S	792	$63,080	1.3%
Danske Bank A/S	951	27,637	0.7
Novo Nordisk A/S	2,250	111,931	2.3
Pandora A/S	146	10,368	0.3

		407,726
Finland
Neste OYJ	156	12,868	0.3
Stora Enso OYJ	8,826	145,650	3.0
UPM-Kymmene OYJ	4,964	176,086	3.7

		334,604
France
Arkema SA	2,007	251,322	5.2
AXA SA	1,764	44,448	0.9
BNP Paribas SA	208	13,493	0.3
Capgemini SE	54	6,908	0.2
Casino Guichard Perrachon SA	496	20,139	0.4
Cie de Saint-Gobain	604	26,853	0.6
Cie Generale des Etablissements Michelin SCA	3,966	509,303	10.7
Eiffage SA	483	53,976	1.1
Engie SA	1,363	22,010	0.6
Eurazeo SA	200	15,462	0.3
Faurecia SA	1,306	88,714	1.9
Ipsen SA	12	1,994	0.0
Kering SA	78	41,456	0.9
Orange SA	23,582	401,878	8.4
Peugeot SA	39,010	1,120,445	23.4
Safran SA	245	30,381	0.6
Sanofi	2,882	250,723	5.2
SCOR SE	1,613	62,752	1.3
Thales SA	89	11,683	0.2
TOTAL SA	486	31,700	0.8
Ubisoft Entertainment SA	447	49,268	1.0

		3,054,908
Germany
Allianz SE (Registered)	451	99,786	2.1
BASF SE	165	15,817	0.3
Beiersdorf AG	317	36,952	0.8
Continental AG	206	47,474	1.0
Covestro AG	1,179	113,227	2.4
Deutsche Telekom AG (Registered)	3,277	54,185	1.2
Henkel AG & Co. KGaA (Preference)	113	14,180	0.3
HOCHTIEF AG	1,961	352,620	7.4
LEG Immobilien AG	149	16,759	0.3
Merck KGaA	799	82,134	1.7
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7	1,551	0.0
ProSiebenSat.1 Media SE	207	5,587	0.1
Rheinmetall AG	194	23,445	0.5
TUI AG	225	4,813	0.1
Uniper SE	1,893	59,107	1.2

		927,637
Hong Kong
ASM Pacific Technology Ltd.	5,000	60,168	1.3
CK Asset Holdings Ltd.	21,000	160,828	3.4
CLP Holdings Ltd.	14,000	160,033	3.3
Galaxy Entertainment Group Ltd.	5,000	40,283	0.8
Haier Electronics Group Co. Ltd.	6,000	17,547	0.4
Henderson Land Development Co. Ltd.	24,420	136,399	2.8
Link REIT	3,000	29,766	0.6
Power Assets Holdings Ltd.	75,000	530,607	11.1
Sino Biopharmaceutical Ltd.	60,000	82,177	1.7

	Shares	Value	% of Basket Value
Hong Kong (continued)
Sun Hung Kai Properties Ltd.	1,000	$15,683	0.3%
Techtronic Industries Co. Ltd.	23,000	128,269	2.7

		1,361,760
Ireland
AerCap Holdings NV	8,939	501,746	10.5

Italy
A2A SpA	9,490	17,409	0.4
Assicurazioni Generali SpA	643	11,402	0.2
Enel SpA	19,317	107,614	2.2
Eni SpA	828	15,938	0.3
FinecoBank Banca Fineco SpA	1,129	13,239	0.3
Moncler SpA	565	24,902	0.5
Recordati SpA	1,246	46,436	1.0
Telecom Italia SpA	4,813	3,702	0.1
Terna Rete Elettrica Nazionale SpA	11,756	65,853	1.4

		306,495
Japan
AGC, Inc.	5,600	234,722	4.9
Ajinomoto Co., Inc.	300	5,312	0.1
Astellas Pharma, Inc.	12,500	203,886	4.3
Bandai Namco Holdings, Inc.	1,700	68,014	1.4
Bridgestone Corp.	8,400	331,350	6.9
Canon, Inc.	21,500	697,553	14.6
Central Japan Railway Co.	400	83,311	1.7
Chubu Electric Power Co., Inc.	13,800	212,986	4.4
Daito Trust Construction Co. Ltd.	2,000	335,135	7.0
Daiwa House Industry Co. Ltd.	5,900	215,147	4.5
Daiwa Securities Group, Inc.	2,000	11,665	0.2
FUJIFILM Holdings Corp.	3,600	148,589	3.1
Hitachi Ltd.	8,000	55,926	1.2
Hoya Corp.	800	48,140	1.0
ITOCHU Corp.	3,600	63,923	1.3
Japan Airlines Co. Ltd.	1,100	40,606	0.8
JFE Holdings, Inc.	7,300	148,338	3.1
Kajima Corp.	50,000	390,116	8.1
KDDI Corp.	700	19,486	0.4
Kirin Holdings Co. Ltd.	4,200	107,526	2.2
Konami Holdings Corp.	300	14,115	0.3
Lawson, Inc.	1,900	114,095	2.4
Marubeni Corp.	4,800	36,646	0.8
MEIJI Holdings Co. Ltd.	900	70,773	1.5
Mitsubishi Chemical Holdings Corp.	1,900	16,643	0.3
Mitsubishi Estate Co. Ltd.	2,500	43,382	0.9
Mitsui & Co. Ltd.	1,100	18,436	0.4
MS&AD Insurance Group Holdings, Inc.	5,100	156,211	3.3
Nippon Telegraph & Telephone Corp.	1,000	46,254	1.0
Nitto Denko Corp.	700	50,789	1.1
Obayashi Corp.	800	8,352	0.2
ORIX Corp.	3,100	50,212	1.0
Pola Orbis Holdings, Inc.	900	34,877	0.7
Recruit Holdings Co. Ltd.	10,300	282,235	5.9
Secom Co. Ltd.	600	45,860	1.0
Seiko Epson Corp.	2,100	37,911	0.8
Sekisui Chemical Co. Ltd.	500	8,949	0.2
Seven & i Holdings Co. Ltd.	600	24,504	0.5
Shimadzu Corp.	1,000	28,517	0.6
Shionogi & Co. Ltd.	500	27,291	0.6
Sompo Holdings, Inc.	100	4,064	0.1
Sony Financial Holdings, Inc.	3,400	65,336	1.4
Square Enix Holdings Co. Ltd.	100	4,728	0.1
Sumitomo Corp.	500	8,233	0.2
Suzuki Motor Corp.	8,000	470,543	9.8

CONSOLIDATED SCHEDULE OF INVESTMENTS	47

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
T&D Holdings, Inc.	800	$11,954	0.2%
Taisei Corp.	1,600	88,983	1.9
Tokio Marine Holdings, Inc.	800	38,061	0.8
Tosoh Corp.	20,100	328,297	6.9
TOTO Ltd.	800	37,387	0.8
Trend Micro, Inc.	1,800	106,356	2.2
Yaskawa Electric Corp.	1,900	62,834	1.3
Yokogawa Electric Corp.	1,000	17,786	0.4

		5,782,345
Kazakhstan
KAZ Minerals plc	7,876	87,228	1.8

Macau
Sands China Ltd.	4,000	20,667	0.4

Netherlands
Aalberts Industries NV	985	44,634	0.9
Aegon NV	2,543	16,764	0.4
ASR Nederland NV	600	26,842	0.6
EXOR NV	704	46,182	1.0
ING Groep NV	1,177	17,993	0.4
Koninklijke Ahold Delhaize NV	1,391	35,374	0.7
Koninklijke Philips NV	1,254	55,050	1.1
NN Group NV	18	795	0.0
Randstad NV	2,403	152,081	3.2
Wolters Kluwer NV	938	56,485	1.2

		452,200
Norway
DNB ASA	254	5,115	0.1
Equinor ASA	2,286	60,653	1.3
Telenor ASA	380	7,434	0.2

		73,202
Panama
Carnival Corp.	2,167	128,373	2.7

Portugal
Jeronimo Martins SGPS SA	11,905	176,898	3.7

Singapore
CapitaLand Mall Trust	66,600	105,866	2.2
Genting Singapore Ltd.	5,600	5,265	0.1
Keppel Corp. Ltd.	77,200	390,237	8.1
Mapletree Industrial Trust	59,600	87,664	1.8
Suntec REIT	8,400	11,380	0.2

		600,412
South Korea
Hyundai Development Co-Engineering & Construction	138	3,282	0.1
KB Financial Group, Inc.	664	31,914	0.7
Kia Motors Corp.	760	21,546	0.4
Korea Gas Corp.	2,646	137,889	2.9
LG Corp.	1,242	83,723	1.7
LG Display Co. Ltd.	1,194	22,636	0.5
LG Electronics, Inc.	2,161	144,847	3.0
LG Household & Health Care Ltd.	154	166,769	3.5
Lotte Chemical Corp.	18	5,797	0.1
NCSoft Corp.	321	110,811	2.3
POSCO	238	70,047	1.5
Samsung Electronics Co. Ltd.	1,250	51,888	1.1
Samsung Fire & Marine Insurance Co. Ltd.	49	11,966	0.2
Samsung SDS Co. Ltd.	1,412	264,836	5.5
Shinhan Financial Group Co. Ltd.	1,039	40,531	0.8

	Shares	Value	% of Basket Value
South Korea (continued)
SK Holdings Co. Ltd.	87	$20,508	0.4%
SK Hynix, Inc.	2,324	179,623	3.8
SK Innovation Co. Ltd.	290	51,506	1.1
SK Telecom Co. Ltd.	58	12,962	0.3

		1,433,081
Spain
ACS Actividades de Construccion y Servicios SA	6,508	285,225	6.0
Amadeus IT Group SA	64	5,460	0.1
Banco Bilbao Vizcaya Argentaria SA	13,227	96,896	2.0
Bankinter SA	2,436	23,496	0.5
Repsol SA	2,581	51,194	1.1
Telefonica SA	2,473	22,221	0.5

		484,492
Sweden
Atlas Copco AB	568	16,265	0.3
Epiroc AB	568	6,801	0.1
Hennes & Mauritz AB	6,233	97,045	2.0
Sandvik AB	1,596	29,184	0.6
SKF AB	807	16,568	0.3
Svenska Cellulosa AB SCA	2,579	26,685	0.6

		192,548
Switzerland
Adecco Group AG (Registered)	4,167	256,176	5.3
Baloise Holding AG (Registered)	365	56,918	1.2
Ferguson plc	5,264	415,134	8.7
Georg Fischer AG (Registered)	45	58,061	1.2
Julius Baer Group Ltd.	2,678	146,914	3.1
Kuehne + Nagel International AG (Registered)	3	479	0.0
Logitech International SA (Registered)	1,181	51,940	1.1
Novartis AG (Registered)	401	33,653	0.7
Partners Group Holding AG	225	170,745	3.6
SGS SA (Registered)	100	260,666	5.4
Straumann Holding AG (Registered)	36	27,955	0.6
Swiss Life Holding AG (Registered)	60	21,515	0.4
Swiss Re AG	746	68,396	1.4
Swisscom AG (Registered)	76	35,682	0.7
Zurich Insurance Group AG	246	75,436	1.6

		1,679,670
Taiwan
Catcher Technology Co. Ltd.	1,000	12,318	0.3
CTBC Financial Holding Co. Ltd.	765,000	519,046	10.8
Formosa Chemicals & Fibre Corp.	1,000	3,945	0.1
Pegatron Corp.	38,000	84,655	1.8
Taiwan Semiconductor Manufacturing Co. Ltd.	32,000	255,863	5.3
United Microelectronics Corp.	340,000	194,711	4.1

		1,070,538
United Kingdom
3i Group plc	14,573	180,993	3.8
Ashtead Group plc	2,600	79,818	1.7
Associated British Foods plc	993	31,969	0.7
BAE Systems plc	1,513	12,952	0.3
Barratt Developments plc	4,027	28,205	0.6
Berkeley Group Holdings plc	3,926	192,164	4.0
British Land Co. plc (The)	23,391	202,586	4.2
BT Group plc	33,729	103,180	2.2
Burberry Group plc	608	16,794	0.4
Direct Line Insurance Group plc	3,086	13,924	0.3
Experian plc	6,407	157,306	3.3

48	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United Kingdom (continued)
Fiat Chrysler Automobiles NV	604	$10,299	0.2%
GlaxoSmithKline plc	489	10,157	0.2
Imperial Brands plc	78	2,987	0.1
J Sainsbury plc	22,816	97,841	2.0
Kingfisher plc	1,095	4,257	0.1
Legal & General Group plc	2,352	8,094	0.2
Lloyds Banking Group plc	6,393	5,240	0.1
Mondi plc	4,375	120,293	2.5
Next plc	1,866	145,276	3.0
Pearson plc	7,849	95,068	2.0
Persimmon plc	1,176	38,249	0.8
Rightmove plc	3,853	246,154	5.1
Royal Mail plc	3,444	21,189	0.4
Schroders plc	4,460	182,107	3.8
Smith & Nephew plc	13,264	229,654	4.8
Smiths Group plc	376	7,946	0.2
SSE plc	1,434	23,498	0.5
Taylor Wimpey plc	5,518	12,663	0.3
Vodafone Group plc	47,931	117,094	2.4
Wm Morrison Supermarkets plc	2,218	7,605	0.2

		2,405,562
United States
AbbVie, Inc.	231	21,305	0.4
Accenture plc	218	34,734	0.7
Adobe Systems, Inc.	122	29,851	0.6
AES Corp.	9,824	131,249	2.7
Aflac, Inc.	5,791	269,513	5.6
Agilent Technologies, Inc.	877	57,917	1.2
Air Products & Chemicals, Inc.	1	164	0.0
Akamai Technologies, Inc.	1,146	86,248	1.8
Alcoa Corp.	937	40,544	0.8
Align Technology, Inc.	37	13,196	0.3
Allison Transmission Holdings, Inc.	10,448	491,056	10.3
Allstate Corp. (The)	2,340	222,581	4.6
Alphabet, Inc.	146	179,174	3.7
Ameren Corp.	431	26,748	0.6
American Airlines Group, Inc.	90	3,559	0.1
American Express Co.	563	56,030	1.2
American Financial Group, Inc.	1,644	185,262	3.9
Ameriprise Financial, Inc.	275	40,059	0.8
Amgen, Inc.	12	2,359	0.0
Anadarko Petroleum Corp.	2,290	167,514	3.5
Antero Resources Corp.	452	9,284	0.2
Anthem, Inc.	297	75,141	1.6
AO Smith Corp.	235	13,990	0.3
Apartment Investment & Management Co.	1,065	45,422	0.9
Applied Materials, Inc.	4,754	231,187	4.8
Aspen Technology, Inc.	176	16,859	0.4
Athene Holding Ltd.	3,344	153,389	3.2
AutoZone, Inc.	18	12,700	0.3
Avery Dennison Corp.	2,083	238,878	5.0
Baxter International, Inc.	1,510	109,400	2.3
Best Buy Co., Inc.	2,678	200,930	4.2
Biogen, Inc.	209	69,883	1.5
Booz Allen Hamilton Holding Corp.	610	28,835	0.6
BorgWarner, Inc.	2,271	104,511	2.2
Boston Properties, Inc.	761	95,528	2.0
Bristol-Myers Squibb Co.	148	8,695	0.2
Brown-Forman Corp.	159	8,462	0.2
BWX Technologies, Inc.	427	28,080	0.6
CA, Inc.	5,460	241,387	5.0

	Shares	Value	% of Basket Value
United States (continued)
Cabot Oil & Gas Corp.	1,534	$36,049	0.8%
Cadence Design Systems, Inc.	31	1,367	0.0
CBRE Group, Inc.	326	16,235	0.3
CBS Corp. (Non-Voting)	421	22,174	0.5
CDK Global, Inc.	1,152	71,942	1.5
Celanese Corp.	205	24,213	0.5
Celgene Corp.	445	40,090	0.8
Centene Corp.	100	13,033	0.3
CenterPoint Energy, Inc.	9,374	266,972	5.6
CH Robinson Worldwide, Inc.	530	48,882	1.0
Chemours Co. (The)	1,640	75,128	1.6
Chevron Corp.	1,023	129,174	2.7
Cigna Corp.	197	35,346	0.7
Cimarex Energy Co.	827	81,542	1.7
Cintas Corp.	450	92,016	1.9
Cisco Systems, Inc.	891	37,680	0.8
CIT Group, Inc.	321	16,991	0.4
Citrix Systems, Inc.	5,167	568,215	11.9
Clorox Co. (The)	660	89,212	1.9
CMS Energy Corp.	368	17,789	0.4
Colgate-Palmolive Co.	286	19,165	0.4
Comerica, Inc.	567	54,965	1.1
Conagra Brands, Inc.	5,230	191,993	4.0
ConocoPhillips	1,000	72,170	1.5
Consolidated Edison, Inc.	192	15,155	0.3
Continental Resources, Inc.	450	28,742	0.6
Copart, Inc.	2,196	126,028	2.6
Crane Co.	644	58,327	1.2
Crown Holdings, Inc.	54	2,445	0.1
CubeSmart	3,735	113,395	2.4
Cullen/Frost Bankers, Inc.	48	5,304	0.1
Cummins, Inc.	2,282	325,892	6.8
Dell Technologies, Inc. Class V	383	35,435	0.7
Delta Air Lines, Inc.	3,233	175,940	3.7
Devon Energy Corp.	461	20,750	0.4
Discover Financial Services	57	4,070	0.1
Domino’s Pizza, Inc.	189	49,643	1.0
Douglas Emmett, Inc.	31	1,204	0.0
DTE Energy Co.	1,048	113,750	2.4
Duke Realty Corp.	505	14,706	0.3
E*TRADE Financial Corp.	1,805	107,957	2.3
East West Bancorp, Inc.	179	11,588	0.2
Eastman Chemical Co.	274	28,392	0.6
Edwards Lifesciences Corp.	252	35,897	0.7
Eli Lilly & Co.	550	54,346	1.1
Emerson Electric Co.	609	44,019	0.9
Energen Corp.	274	20,325	0.4
Entergy Corp.	438	35,601	0.7
EOG Resources, Inc.	1,001	129,069	2.7
Equity LifeStyle Properties, Inc.	137	12,466	0.3
Equity Residential	158	10,338	0.2
Essex Property Trust, Inc.	206	49,533	1.0
Estee Lauder Cos., Inc. (The)	224	30,227	0.6
Exelon Corp.	3,088	131,240	2.7
Expeditors International of Washington, Inc.	1,736	132,231	2.8
Extra Space Storage, Inc.	823	77,337	1.6
Exxon Mobil Corp.	437	35,620	0.7
F5 Networks, Inc.	724	124,079	2.6
FactSet Research Systems, Inc.	38	7,652	0.2
Fair Isaac Corp.	444	89,448	1.9
Federal Realty Investment Trust	119	14,935	0.3
Fifth Third Bancorp	547	16,186	0.3

CONSOLIDATED SCHEDULE OF INVESTMENTS	49

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
FirstEnergy Corp.	2,386	$84,536	1.8%
Foot Locker, Inc.	535	26,113	0.5
Ford Motor Co.	1,390	13,956	0.3
Fortinet, Inc.	172	10,821	0.2
Fortune Brands Home & Security, Inc.	1,258	72,964	1.5
Franklin Resources, Inc.	720	24,710	0.5
Freeport-McMoRan, Inc.	1,614	26,631	0.6
Gaming and Leisure Properties, Inc.	1,912	69,444	1.4
Gap, Inc. (The)	5,635	170,008	3.5
General Motors Co.	3,527	133,709	2.8
Gentex Corp.	557	12,922	0.3
Gilead Sciences, Inc.	2,581	200,879	4.2
Goodyear Tire & Rubber Co. (The)	3,040	73,598	1.5
Graco, Inc.	3,193	147,325	3.1
Halliburton Co.	2,036	86,367	1.8
Hartford Financial Services Group, Inc. (The)	256	13,491	0.3
HCA Healthcare, Inc.	5,283	656,307	13.7
HD Supply Holdings, Inc.	1,154	50,753	1.1
Hershey Co. (The)	305	29,954	0.6
Hewlett Packard Enterprise Co.	2,557	39,480	0.8
Hilton Worldwide Holdings, Inc.	738	58,051	1.2
HollyFrontier Corp.	1,926	143,641	3.0
Home Depot, Inc. (The)	209	41,282	0.9
Honeywell International, Inc.	627	100,101	2.1
Host Hotels & Resorts, Inc.	1,652	34,593	0.7
HP, Inc.	14,373	331,729	6.9
Huntington Ingalls Industries, Inc.	6	1,398	0.0
Huntsman Corp.	1,050	35,207	0.7
IDEXX Laboratories, Inc.	642	157,245	3.3
Illinois Tool Works, Inc.	995	142,613	3.0
Ingersoll-Rand plc	214	21,081	0.4
Ingredion, Inc.	267	27,047	0.6
Intel Corp.	633	30,447	0.6
International Business Machines Corp.	717	103,915	2.2
Intuit, Inc.	278	56,779	1.2
Jack Henry & Associates, Inc.	124	16,703	0.3
Jazz Pharmaceuticals plc	75	12,981	0.3
Johnson & Johnson	293	38,828	0.8
KAR Auction Services, Inc.	1,979	117,652	2.5
Kellogg Co.	275	19,533	0.4
Kilroy Realty Corp.	239	17,435	0.4
Kimberly-Clark Corp.	182	20,723	0.4
KLA-Tencor Corp.	1,365	160,278	3.3
Kroger Co. (The)	3,186	92,394	1.9
L3 Technologies, Inc.	242	51,894	1.1
Lam Research Corp.	1,444	275,284	5.7
Lamar Advertising Co.	159	11,707	0.2
Lear Corp.	758	136,539	2.9
Lennox International, Inc.	257	55,790	1.2
Liberty Property Trust	376	16,115	0.3
Lincoln Electric Holdings, Inc.	294	27,618	0.6
Lincoln National Corp.	248	16,889	0.4
Loews Corp.	1,190	60,428	1.3
LyondellBasell Industries NV	4,346	481,493	10.1
M&T Bank Corp.	401	69,513	1.5
Macy’s, Inc.	3,450	137,069	2.9
ManpowerGroup, Inc.	985	91,861	1.9
Marathon Oil Corp.	5,968	126,044	2.6
Marathon Petroleum Corp.	2,923	236,266	4.9
Marvell Technology Group Ltd.	2,115	45,071	0.9
Masco Corp.	604	24,359	0.5
Maxim Integrated Products, Inc.	2,504	153,095	3.2
McKesson Corp.	808	101,485	2.1

	Shares	Value	% of Basket Value
United States (continued)
Merck & Co., Inc.	850	$55,990	1.2%
Mettler-Toledo International, Inc.	26	15,405	0.3
Michael Kors Holdings Ltd.	611	40,772	0.9
Micron Technology, Inc.	7,315	386,159	8.1
Microsoft Corp.	869	92,184	1.9
MKS Instruments, Inc.	382	36,023	0.8
Moody’s Corp.	1,077	184,296	3.8
Motorola Solutions, Inc.	964	116,933	2.4
MSCI, Inc.	647	107,525	2.2
Nasdaq, Inc.	57	5,210	0.1
National Retail Properties, Inc.	108	4,818	0.1
NetApp, Inc.	176	13,644	0.3
Newfield Exploration Co.	1,519	43,626	0.9
Newmont Mining Corp.	324	11,884	0.2
News Corp.	221	3,330	0.1
Nordstrom, Inc.	137	7,180	0.1
Northern Trust Corp.	553	60,399	1.3
NRG Energy, Inc.	549	17,387	0.4
NVR, Inc.	1	2,759	0.1
Occidental Petroleum Corp.	62	5,204	0.1
Omnicom Group, Inc.	1,915	131,809	2.8
ON Semiconductor Corp.	1,537	33,891	0.7
Owens Corning	770	47,909	1.0
PACCAR, Inc.	873	57,374	1.2
Packaging Corp. of America	805	90,885	1.9
Park Hotels & Resorts, Inc.	4,576	143,137	3.0
People’s United Financial, Inc.	612	11,157	0.2
PepsiCo, Inc.	373	42,895	0.9
Pfizer, Inc.	5,454	217,778	4.5
Phillips 66	633	78,074	1.6
Pinnacle West Capital Corp.	12	965	0.0
Progressive Corp. (The)	3,205	192,332	4.0
Prologis, Inc.	604	39,634	0.8
Prudential Financial, Inc.	76	7,669	0.2
Public Service Enterprise Group, Inc.	62	3,197	0.1
PVH Corp.	268	41,143	0.9
Qorvo, Inc.	405	33,113	0.7
Ralph Lauren Corp.	152	20,517	0.4
Raytheon Co.	52	10,298	0.2
Regions Financial Corp.	5,125	95,376	2.0
Reliance Steel & Aluminum Co.	37	3,337	0.1
Republic Services, Inc.	2,342	169,748	3.5
Robert Half International, Inc.	802	60,760	1.3
Rockwell Automation, Inc.	61	11,441	0.2
Ross Stores, Inc.	144	12,590	0.3
S&P Global, Inc.	846	169,572	3.5
Seagate Technology plc	3,767	198,220	4.1
SEI Investments Co.	315	18,881	0.4
Simon Property Group, Inc.	366	64,493	1.3
Sirius XM Holdings, Inc.	13,841	97,164	2.0
Six Flags Entertainment Corp.	276	17,926	0.4
Snap-on, Inc.	254	43,076	0.9
Spirit AeroSystems Holdings, Inc.	703	65,555	1.4
Starbucks Corp.	1,867	97,812	2.0
Starwood Property Trust, Inc.	232	5,299	0.1
State Street Corp.	315	27,818	0.6
Steel Dynamics, Inc.	1,329	62,583	1.3
Sun Communities, Inc.	521	50,516	1.1
SunTrust Banks, Inc.	1,184	85,331	1.8
Synopsys, Inc.	201	17,975	0.4
Synovus Financial Corp.	548	27,082	0.6
Sysco Corp.	2,868	192,758	4.0
T Rowe Price Group, Inc.	691	82,284	1.7

50	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Tapestry, Inc.	814	$38,356	0.8%
TD Ameritrade Holding Corp.	370	21,146	0.4
Teradyne, Inc.	88	3,806	0.1
Texas Instruments, Inc.	216	24,045	0.5
Tiffany & Co.	121	16,645	0.3
TJX Cos., Inc. (The)	485	47,171	1.0
Torchmark Corp.	257	22,634	0.5
Toro Co. (The)	163	9,811	0.2
Trex Co., Inc.	198	15,393	0.3
Tyson Foods, Inc.	1,186	68,373	1.4
UDR, Inc.	357	13,737	0.3
UGI Corp.	1,587	84,333	1.8
United Continental Holdings, Inc.	116	9,326	0.2
United Rentals, Inc.	218	32,438	0.7
UnitedHealth Group, Inc.	377	95,464	2.0
Unum Group	543	21,573	0.5
US Bancorp	605	32,071	0.7
US Foods Holding Corp.	257	8,689	0.2
Valero Energy Corp.	4,224	499,910	10.4
VeriSign, Inc.	793	115,167	2.4
Verizon Communications, Inc.	4,877	251,848	5.3
VF Corp.	1,185	109,103	2.3
Viacom, Inc.	1,474	42,820	0.9
VMware, Inc.	1,274	184,208	3.8
Voya Financial, Inc.	1,118	56,481	1.2
WABCO Holdings, Inc.	650	81,692	1.7
Walgreens Boots Alliance, Inc.	1,238	83,714	1.7
Walmart, Inc.	1,673	149,282	3.1
Waste Management, Inc.	235	21,150	0.4
Waters Corp.	26	5,129	0.1
WellCare Health Plans, Inc.	1	267	0.0
Western Digital Corp.	253	17,748	0.4
Westlake Chemical Corp.	803	86,098	1.8
WP Carey, Inc.	448	29,290	0.6
WW Grainger, Inc.	78	27,032	0.6
Xcel Energy, Inc.	132	6,186	0.1
Yum! Brands, Inc.	262	20,774	0.4
Zions Bancorp	9	465	0.0
Zoetis, Inc.	928	80,253	1.7

		20,433,113

Total Reference Entity — Long		44,619,180

Reference Entity — Short

Austria
ams AG	(3,041)	(218,781)	(4.6)
Erste Group Bank AG	(1,077)	(46,517)	(1.0)
Raiffeisen Bank International AG	(714)	(23,808)	(0.5)

		(289,106)
Belgium
Anheuser-Busch InBev SA/NV	(177)	(18,012)	(0.4)

Bermuda
Axalta Coating Systems Ltd.	(3,015)	(91,204)	(1.9)

Chile
Antofagasta plc	(9,358)	(122,900)	(2.6)

China
AAC Technologies Holdings, Inc.	(20,500)	(263,448)	(5.5)
Agricultural Bank of China Ltd.	(214,000)	(103,994)	(2.2)
BOC Hong Kong Holdings Ltd.	(25,500)	(123,763)	(2.6)

	Shares	Value	% of Basket Value
China (continued)
Brilliance China Automotive Holdings Ltd.	(197,032)	$(257,948)	(5.4)%
BYD Co. Ltd.	(4,500)	(25,564)	(0.5)
China Evergrande Group	(18,000)	(49,954)	(1.0)
China Huarong Asset Management Co. Ltd.	(1,035,177)	(264,058)	(5.5)
China Life Insurance Co. Ltd.	(77,000)	(193,491)	(4.0)
China Mengniu Dairy Co. Ltd.	(29,000)	(89,996)	(1.9)
China Pacific Insurance Group Co. Ltd.	(20,000)	(78,256)	(1.6)
China Resources Gas Group Ltd.	(24,000)	(113,910)	(2.4)
China Taiping Insurance Holdings Co. Ltd.	(86,200)	(295,793)	(6.2)
ENN Energy Holdings Ltd.	(7,000)	(71,174)	(1.5)
Geely Automobile Holdings Ltd.	(16,000)	(36,695)	(0.8)
Kunlun Energy Co. Ltd.	(78,000)	(67,476)	(1.4)
New China Life Insurance Co. Ltd.	(33,700)	(155,580)	(3.2)
PetroChina Co. Ltd.	(478,000)	(364,019)	(7.6)
PICC Property & Casualty Co. Ltd.	(111,000)	(125,423)	(2.6)
Semiconductor Manufacturing International Corp.	(163,193)	(197,907)	(4.1)
Sunac China Holdings Ltd.	(86,070)	(281,434)	(5.9)

		(3,159,883)
Curacao
Schlumberger Ltd.	(291)	(19,648)	(0.4)

Denmark
AP Moller - Maersk A/S	(42)	(60,305)	(1.3)
DSV A/S	(666)	(55,796)	(1.2)
Orsted A/S	(674)	(41,591)	(0.9)
Tryg A/S	(442)	(10,819)	(0.2)

		(168,511)
Finland
Kone OYJ	(1,025)	(56,032)	(1.2)
Wartsila OYJ Abp	(12,118)	(262,338)	(5.5)

		(318,370)
France
Accor SA	(7,400)	(380,965)	(8.0)
Air Liquide SA	(2,559)	(327,179)	(6.8)
Bureau Veritas SA	(8,806)	(226,539)	(4.7)
Carrefour SA	(2,817)	(50,505)	(1.1)
Credit Agricole SA	(742)	(10,425)	(0.2)
Electricite de France SA	(2,081)	(31,159)	(0.7)
Getlink	(6,128)	(80,890)	(1.7)
Hermes International	(117)	(74,049)	(1.5)
Iliad SA	(153)	(24,189)	(0.5)
LVMH Moet Hennessy Louis Vuitton SE	(176)	(61,334)	(1.3)
Pernod Ricard SA	(275)	(44,307)	(0.9)
Remy Cointreau SA	(198)	(27,012)	(0.6)
Renault SA	(120)	(10,546)	(0.2)
SEB SA	(181)	(34,380)	(0.7)
Societe Generale SA	(3,076)	(137,183)	(2.9)
Sodexo SA	(127)	(14,069)	(0.3)
Suez	(1,073)	(15,179)	(0.3)
Vivendi SA	(353)	(9,146)	(0.2)

		(1,559,056)
Germany
1&1 Drillisch AG	(1,183)	(70,370)	(1.5)
Axel Springer SE	(154)	(11,507)	(0.2)
Commerzbank AG	(4,881)	(52,694)	(1.1)
Daimler AG (Registered)	(6,223)	(430,720)	(9.0)
Deutsche Wohnen SE	(3,816)	(185,783)	(3.9)
Fraport AG Frankfurt Airport Services Worldwide	(159)	(15,872)	(0.3)
GEA Group AG	(2,665)	(104,161)	(2.2)
Innogy SE	(506)	(22,482)	(0.5)

CONSOLIDATED SCHEDULE OF INVESTMENTS	51

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Germany (continued)
KION Group AG	(480)	$(32,942)	(0.7	) %
OSRAM Licht AG	(1,537)	(68,625)	(1.4)
Porsche Automobil Holding SE (Preference)	(1,877)	(126,961)	(2.7)
Symrise AG	(4,836)	(437,121)	(9.1)
Telefonica Deutschland Holding AG	(1,692)	(7,410)	(0.2)
thyssenkrupp AG	(535)	(14,238)	(0.3)
Volkswagen AG (Preference)	(308)	(54,874)	(1.1)
Vonovia SE	(811)	(39,250)	(0.8)
Zalando SE	(8,391)	(481,397)	(10.1)

		(2,156,407)
Hong Kong
AIA Group Ltd.	(16,200)	(141,808)	(3.0)
China Gas Holdings Ltd.	(16,400)	(66,530)	(1.4)
CK Hutchison Holdings Ltd.	(8,000)	(87,077)	(1.8)
Hong Kong Exchanges & Clearing Ltd.	(5,500)	(162,995)	(3.4)
MTR Corp. Ltd.	(36,500)	(204,868)	(4.3)
New World Development Co. Ltd.	(269,000)	(383,568)	(8.0)
Nine Dragons Paper Holdings Ltd.	(45,000)	(55,815)	(1.2)
Wharf Holdings Ltd. (The)	(34,000)	(112,562)	(2.4)

		(1,215,223)
Italy
Atlantia SpA	(151)	(4,473)	(0.1)
Davide Campari-Milano SpA	(7,694)	(64,811)	(1.4)
Leonardo SpA	(16,072)	(192,013)	(4.0)
Luxottica Group SpA	(895)	(60,513)	(1.3)
Snam SpA	(4,277)	(18,368)	(0.4)

		(340,178)
Japan
Aisin Seiki Co. Ltd.	(100)	(4,664)	(0.1)
ANA Holdings, Inc.	(1,100)	(40,393)	(0.8)
Asahi Group Holdings Ltd.	(500)	(24,302)	(0.5)
Chugai Pharmaceutical Co. Ltd.	(1,600)	(81,385)	(1.7)
Chugoku Electric Power Co., Inc. (The)	(2,000)	(26,317)	(0.5)
Dai-ichi Life Holdings, Inc.	(1,500)	(28,322)	(0.6)
Dentsu, Inc.	(3,300)	(138,569)	(2.9)
Don Quijote Holdings Co. Ltd.	(3,300)	(154,256)	(3.2)
FANUC Corp.	(100)	(20,164)	(0.4)
Honda Motor Co. Ltd.	(2,200)	(67,167)	(1.4)
Idemitsu Kosan Co. Ltd.	(500)	(22,523)	(0.5)
IHI Corp.	(400)	(14,048)	(0.3)
Japan Post Holdings Co. Ltd.	(5,900)	(65,052)	(1.4)
Japan Real Estate Investment Corp.	(59)	(309,038)	(6.5)
JGC Corp.	(6,600)	(128,068)	(2.7)
Keyence Corp.	(600)	(317,381)	(6.6)
Kubota Corp.	(3,500)	(58,758)	(1.2)
Kyocera Corp.	(400)	(23,280)	(0.5)
M3, Inc.	(600)	(22,879)	(0.5)
Makita Corp.	(200)	(8,997)	(0.2)
MISUMI Group, Inc.	(1,300)	(33,214)	(0.7)
Mitsubishi Motors Corp.	(8,300)	(63,453)	(1.3)
Mitsubishi UFJ Financial Group, Inc.	(4,700)	(28,843)	(0.6)
Mizuho Financial Group, Inc.	(4,400)	(7,648)	(0.2)
NGK Insulators Ltd.	(1,700)	(29,855)	(0.6)
Nidec Corp.	(3,200)	(464,801)	(9.7)
Nintendo Co. Ltd.	(100)	(33,819)	(0.7)
Nippon Building Fund, Inc.	(3)	(16,702)	(0.3)
Nippon Steel & Sumitomo Metal Corp.	(400)	(7,977)	(0.2)
Nomura Holdings, Inc.	(7,100)	(33,664)	(0.7)
Nomura Real Estate Master Fund, Inc.	(50)	(70,831)	(1.5)
Ono Pharmaceutical Co. Ltd.	(600)	(14,178)	(0.3)
Oriental Land Co. Ltd.	(300)	(32,620)	(0.7)
Osaka Gas Co. Ltd.	(13,700)	(263,660)	(5.5)

	Shares	Value	% of Basket Value
Japan (continued)
Otsuka Holdings Co. Ltd.	(2,400)	$(110,833)	(2.3)%
Persol Holdings Co. Ltd.	(300)	(6,539)	(0.1)
Rakuten, Inc.	(1,400)	(9,869)	(0.2)
Renesas Electronics Corp.	(7,700)	(68,807)	(1.4)
Resona Holdings, Inc.	(700)	(3,981)	(0.1)
Ricoh Co. Ltd.	(5,000)	(48,813)	(1.0)
Seibu Holdings, Inc.	(2,100)	(35,438)	(0.7)
Shimano, Inc.	(800)	(115,367)	(2.4)
Showa Denko KK	(300)	(14,309)	(0.3)
SoftBank Group Corp.	(200)	(16,704)	(0.3)
Start Today Co. Ltd.	(800)	(32,177)	(0.7)
SUMCO Corp.	(2,500)	(53,492)	(1.1)
Sumitomo Electric Industries Ltd.	(500)	(7,692)	(0.2)
Sumitomo Metal Mining Co. Ltd.	(2,000)	(71,894)	(1.5)
Sumitomo Mitsui Financial Group, Inc.	(700)	(27,781)	(0.6)
Sumitomo Mitsui Trust Holdings, Inc.	(200)	(7,944)	(0.2)
Suntory Beverage & Food Ltd.	(4,000)	(170,165)	(3.6)
Sysmex Corp.	(1,000)	(94,826)	(2.0)
TDK Corp.	(400)	(42,855)	(0.9)
Terumo Corp.	(400)	(21,974)	(0.5)
Tokyu Corp.	(5,100)	(87,804)	(1.8)
Toray Industries, Inc.	(15,800)	(122,447)	(2.6)
Tsuruha Holdings, Inc.	(1,000)	(123,014)	(2.6)
Yahoo Japan Corp.	(118)	(449)	(0.0)
Yakult Honsha Co. Ltd.	(600)	(43,266)	(0.9)
Yamada Denki Co. Ltd.	(19,600)	(97,219)	(2.0)
Yamaha Motor Co. Ltd.	(400)	(10,560)	(0.2)
Yamato Holdings Co. Ltd.	(1,500)	(43,475)	(0.9)

		(4,146,522)
Jersey
Randgold Resources Ltd.	(1,731)	(128,166)	(2.7)

Luxembourg
Eurofins Scientific SE	(835)	(455,143)	(9.5)

Mexico
Fresnillo plc	(17,226)	(234,619)	(4.9)

Netherlands
Akzo Nobel NV	(550)	(50,799)	(1.1)
ASML Holding NV	(210)	(44,975)	(0.9)
Heineken NV	(39)	(3,941)	(0.1)
Koninklijke Vopak NV	(585)	(27,516)	(0.6)
Royal Dutch Shell plc	(529)	(18,529)	(0.4)

		(145,760)
Portugal
Galp Energia SGPS SA	(6,814)	(139,947)	(2.9)

Singapore
DBS Group Holdings Ltd.	(1,200)	(23,610)	(0.5)
Singapore Telecommunications Ltd.	(116,400)	(274,706)	(5.7)

		(298,316)
South Korea
Celltrion Healthcare Co. Ltd.	(88)	(7,198)	(0.2)
Hyundai Heavy Industries Holdings Co. Ltd.	(669)	(201,160)	(4.2)
Hyundai Mobis Co. Ltd.	(651)	(132,704)	(2.8)
Lotte Shopping Co. Ltd.	(437)	(80,591)	(1.7)
Mirae Asset Daewoo Co. Ltd.	(6,800)	(49,682)	(1.0)
Netmarble Corp.	(1,795)	(232,848)	(4.9)
SillaJen, Inc.	(2,497)	(116,945)	(2.4)

		(821,128)
Spain
Banco de Sabadell SA	(148,850)	(247,800)	(5.2)

52	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Spain (continued)
Banco Santander SA	(3,563)	$(20,017)	(0.4	) %
Bankia SA	(10,800)	(42,456)	(0.9)
CaixaBank SA	(5,389)	(24,794)	(0.5)
Cellnex Telecom SA	(358)	(9,514)	(0.2)
Ferrovial SA	(3,673)	(75,814)	(1.6)
Industria de Diseno Textil SA	(6,433)	(210,813)	(4.4)
Siemens Gamesa Renewable Energy SA	(7,298)	(102,945)	(2.1)

		(734,153)
Sweden
Assa Abloy AB	(3,851)	(76,021)	(1.6)
Autoliv, Inc.	(255)	(26,127)	(0.5)
Essity AB	(360)	(9,005)	(0.2)
Hexagon AB	(496)	(30,231)	(0.6)
Kinnevik AB	(138)	(4,763)	(0.1)
Skanska AB	(3,075)	(57,842)	(1.2)
Telia Co. AB	(4,490)	(21,598)	(0.5)
Trelleborg AB	(798)	(16,616)	(0.3)

		(242,203)
Switzerland
Cie Financiere Richemont SA (Registered)	(225)	(19,705)	(0.4)
Credit Suisse Group AG (Registered)	(3,683)	(59,232)	(1.2)
Dufry AG (Registered)	(1,430)	(189,215)	(4.0)
Geberit AG (Registered)	(115)	(51,207)	(1.1)
Givaudan SA (Registered)	(12)	(28,088)	(0.6)
Glencore plc	(8,243)	(36,149)	(0.8)
LafargeHolcim Ltd. (Registered)	(1,782)	(90,872)	(1.9)
Lonza Group AG (Registered)	(1,483)	(456,493)	(9.5)
UBS Group AG (Registered)	(1,083)	(17,801)	(0.4)
Vifor Pharma AG	(3,377)	(638,771)	(13.3)

		(1,587,533)
Taiwan
Hon Hai Precision Industry Co. Ltd.	(246,000)	(674,773)	(14.1)
Largan Precision Co. Ltd.	(1,612)	(271,438)	(5.7)
MediaTek, Inc.	(33,000)	(274,449)	(5.7)
Nanya Technology Corp.	(60,000)	(154,369)	(3.2)

		(1,375,029)
United Kingdom
Admiral Group plc	(407)	(10,580)	(0.2)
ASOS plc	(537)	(42,757)	(0.9)
B&M European Value Retail SA	(6,137)	(33,207)	(0.7)
British American Tobacco plc	(712)	(39,140)	(0.8)
Bunzl plc	(695)	(20,651)	(0.4)
CNH Industrial NV	(1,934)	(22,704)	(0.5)
Coca-Cola European Partners plc	(3,959)	(163,269)	(3.4)
Croda International plc	(1,935)	(130,547)	(2.7)
DCC plc	(1,262)	(116,757)	(2.4)
DS Smith plc	(3,577)	(23,633)	(0.5)
G4S plc	(8,639)	(31,268)	(0.7)
Hargreaves Lansdown plc	(1,182)	(32,200)	(0.7)
Informa plc	(41,107)	(425,805)	(8.9)
Intertek Group plc	(237)	(18,283)	(0.4)
Janus Henderson Group plc	(1,456)	(47,393)	(1.0)
Johnson Matthey plc	(21)	(1,035)	(0.0)
Just Eat plc	(15,519)	(161,316)	(3.4)
Kingfisher plc	(7,232)	(28,117)	(0.6)
Liberty Global plc	(784)	(22,132)	(0.5)
London Stock Exchange Group plc	(223)	(12,852)	(0.3)
Melrose Industries plc	(52,571)	(148,758)	(3.1)
NatWest Markets plc	(44,504)	(148,829)	(3.1)
Ocado Group plc	(20,000)	(289,779)	(6.1)
Pentair plc	(1,414)	(63,135)	(1.3)

	Shares	Value	% of Basket Value
United Kingdom (continued)
Prudential plc	(1,070)	$(25,245)	(0.5)%
Reckitt Benckiser Group plc	(373)	(33,253)	(0.7)
Rentokil Initial plc	(10,175)	(45,238)	(0.9)
Rolls-Royce Holdings plc	(236)	(3,068)	(0.1)
Sky plc	(1,453)	(29,030)	(0.6)
St James’s Place plc	(889)	(14,066)	(0.3)
Standard Life Aberdeen plc	(2,779)	(11,383)	(0.2)
TechnipFMC plc	(625)	(20,344)	(0.4)
Tesco plc	(25,864)	(88,326)	(1.8)
Unilever NV	(262)	(15,115)	(0.3)
Weir Group plc (The)	(1,547)	(39,643)	(0.8)
Whitbread plc	(249)	(12,791)	(0.3)

		(2,371,649)
United States
3M Co.	(411)	(87,264)	(1.8)
Abbott Laboratories	(89)	(5,833)	(0.1)
Acuity Brands, Inc.	(428)	(59,505)	(1.2)
Adient plc	(4,863)	(231,625)	(4.8)
AECOM	(219)	(7,350)	(0.2)
Affiliated Managers Group, Inc.	(447)	(71,524)	(1.5)
AGNC Investment Corp.	(4,020)	(78,269)	(1.6)
Albemarle Corp.	(24)	(2,261)	(0.0)
Alkermes plc	(1,263)	(55,383)	(1.2)
Alleghany Corp.	(33)	(20,766)	(0.4)
Allergan plc	(404)	(74,372)	(1.6)
Alliance Data Systems Corp.	(39)	(8,770)	(0.2)
Alphabet, Inc.	(53)	(64,515)	(1.3)
Altria Group, Inc.	(376)	(22,064)	(0.5)
AMERCO	(12)	(4,525)	(0.1)
American Campus Communities, Inc.	(525)	(21,656)	(0.5)
American International Group, Inc.	(1,932)	(106,666)	(2.2)
American Tower Corp.	(245)	(36,319)	(0.8)
American Water Works Co., Inc.	(714)	(63,011)	(1.3)
AmerisourceBergen Corp.	(708)	(57,936)	(1.2)
Amphenol Corp.	(2,326)	(217,504)	(4.5)
Analog Devices, Inc.	(205)	(19,709)	(0.4)
Apple, Inc.	(337)	(64,128)	(1.3)
Aqua America, Inc.	(585)	(21,610)	(0.5)
Aramark	(3,920)	(157,623)	(3.3)
Archer-Daniels-Midland Co.	(593)	(28,618)	(0.6)
Arconic, Inc.	(8,410)	(182,413)	(3.8)
Arista Networks, Inc.	(262)	(67,001)	(1.4)
Autodesk, Inc.	(45)	(5,780)	(0.1)
Baker Hughes a GE Co.	(12,218)	(422,498)	(8.8)
Ball Corp.	(1,324)	(51,596)	(1.1)
Bank OZK	(3,477)	(142,209)	(3.0)
Becton Dickinson and Co.	(78)	(19,529)	(0.4)
Berkshire Hathaway, Inc.	(1,463)	(289,484)	(6.0)
BioMarin Pharmaceutical, Inc.	(3,105)	(312,239)	(6.5)
Black Knight, Inc.	(1,183)	(61,102)	(1.3)
Boston Scientific Corp.	(1,051)	(35,324)	(0.7)
Broadcom, Inc.	(88)	(19,516)	(0.4)
Caesars Entertainment Corp.	(1,961)	(22,159)	(0.5)
Capital One Financial Corp.	(361)	(34,050)	(0.7)
Cardinal Health, Inc.	(463)	(23,127)	(0.5)
Carlisle Cos., Inc.	(178)	(21,866)	(0.5)
CarMax, Inc.	(3,456)	(258,094)	(5.4)
Cboe Global Markets, Inc.	(57)	(5,536)	(0.1)
CenturyLink, Inc.	(4,896)	(91,898)	(1.9)
CF Industries Holdings, Inc.	(675)	(29,984)	(0.6)
Charles Schwab Corp. (The)	(686)	(35,027)	(0.7)
Charter Communications, Inc.	(340)	(103,557)	(2.2)
Chipotle Mexican Grill, Inc.	(392)	(169,995)	(3.5)

CONSOLIDATED SCHEDULE OF INVESTMENTS	53

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Cincinnati Financial Corp.	(559)	$(42,277)	(0.9	) %
Citigroup, Inc.	(360)	(25,880)	(0.5)
Coca-Cola Co. (The)	(615)	(28,677)	(0.6)
Cognex Corp.	(3,619)	(191,011)	(4.0)
Cognizant Technology Solutions Corp.	(434)	(35,371)	(0.7)
CommScope Holding Co., Inc.	(3,436)	(110,330)	(2.3)
Constellation Brands, Inc.	(440)	(92,501)	(1.9)
Cooper Cos., Inc. (The)	(360)	(93,780)	(2.0)
Corning, Inc.	(1,030)	(34,175)	(0.7)
Coty, Inc.	(675)	(9,052)	(0.2)
Crown Castle International Corp.	(54)	(5,985)	(0.1)
CSX Corp.	(994)	(70,256)	(1.5)
Cypress Semiconductor Corp.	(6,239)	(111,117)	(2.3)
Danaher Corp.	(227)	(23,286)	(0.5)
DENTSPLY SIRONA, Inc.	(2,941)	(141,492)	(3.0)
DISH Network Corp.	(304)	(9,594)	(0.2)
Dollar Tree, Inc.	(1,552)	(141,667)	(3.0)
Dominion Energy, Inc.	(3,965)	(284,330)	(5.9)
DowDuPont, Inc.	(1,958)	(134,652)	(2.8)
DR Horton, Inc.	(297)	(12,979)	(0.3)
Duke Energy Corp.	(45)	(3,673)	(0.1)
DXC Technology Co.	(201)	(17,033)	(0.4)
Edison International	(168)	(11,194)	(0.2)
EQT Corp.	(3,204)	(159,175)	(3.3)
Equifax, Inc.	(1,323)	(166,036)	(3.5)
Equinix, Inc.	(192)	(84,342)	(1.8)
Evergy, Inc.	(5,621)	(315,282)	(6.6)
Eversource Energy	(177)	(10,747)	(0.2)
Exelixis, Inc.	(2,844)	(58,871)	(1.2)
Expedia Group, Inc.	(636)	(85,122)	(1.8)
Fidelity National Financial, Inc.	(920)	(37,260)	(0.8)
Fidelity National Information Services, Inc.	(195)	(20,110)	(0.4)
First Republic Bank	(23)	(2,274)	(0.0)
FleetCor Technologies, Inc.	(478)	(103,726)	(2.2)
Flex Ltd.	(986)	(13,765)	(0.3)
Flowserve Corp.	(4,235)	(187,738)	(3.9)
Fluor Corp.	(148)	(7,585)	(0.2)
Forest City Realty Trust, Inc.	(60)	(1,498)	(0.0)
Gartner, Inc.	(308)	(41,712)	(0.9)
General Electric Co.	(1,103)	(15,034)	(0.3)
Genuine Parts Co.	(1,417)	(137,888)	(2.9)
Global Payments, Inc.	(192)	(21,613)	(0.5)
GrubHub, Inc.	(701)	(85,445)	(1.8)
Hanesbrands, Inc.	(1,156)	(25,733)	(0.5)
Harris Corp.	(852)	(140,537)	(2.9)
Hasbro, Inc.	(82)	(8,168)	(0.2)
HCP, Inc.	(857)	(22,196)	(0.5)
Healthcare Trust of America, Inc.	(294)	(8,032)	(0.2)
Henry Schein, Inc.	(114)	(9,053)	(0.2)
Hologic, Inc.	(5,313)	(227,981)	(4.8)
Hormel Foods Corp.	(2,612)	(93,954)	(2.0)
Howard Hughes Corp. (The)	(206)	(27,923)	(0.6)
Huntington Bancshares, Inc.	(9,594)	(148,131)	(3.1)
IAC/InterActiveCorp	(619)	(91,148)	(1.9)
IHS Markit Ltd.	(7,278)	(385,952)	(8.1)
Illumina, Inc.	(211)	(68,440)	(1.4)
Incyte Corp.	(71)	(4,724)	(0.1)
Intercontinental Exchange, Inc.	(360)	(26,608)	(0.6)
International Flavors & Fragrances, Inc.	(487)	(64,654)	(1.3)
International Paper Co.	(1,237)	(66,464)	(1.4)
Intuitive Surgical, Inc.	(105)	(53,360)	(1.1)
Invitation Homes, Inc.	(5,806)	(134,177)	(2.8)
IPG Photonics Corp.	(367)	(60,203)	(1.3)

	Shares	Value	% of Basket Value
United States (continued)
Iron Mountain, Inc.	(900)	$(31,599)	(0.7)%
Jacobs Engineering Group, Inc.	(197)	(13,323)	(0.3)
Jefferies Financial Services, Inc.	(3,185)	(77,236)	(1.6)
Keysight Technologies, Inc.	(87)	(5,046)	(0.1)
Kimco Realty Corp.	(216)	(3,605)	(0.1)
Kinder Morgan, Inc.	(10,714)	(190,495)	(4.0)
Knight-Swift Transportation Holdings, Inc.	(4,237)	(137,914)	(2.9)
Kraft Heinz Co. (The)	(234)	(14,099)	(0.3)
L Brands, Inc.	(1,566)	(49,595)	(1.0)
Leggett & Platt, Inc.	(1,417)	(61,739)	(1.3)
Leidos Holdings, Inc.	(465)	(31,815)	(0.7)
Lennar Corp.	(4,264)	(222,870)	(4.7)
Liberty Media Corp-Liberty Formula One	(95)	(3,349)	(0.1)
Live Nation Entertainment, Inc.	(38)	(1,873)	(0.0)
LKQ Corp.	(4,423)	(148,259)	(3.1)
LogMeIn, Inc.	(33)	(2,675)	(0.1)
Macerich Co. (The)	(155)	(9,154)	(0.2)
Markel Corp.	(32)	(37,440)	(0.8)
MarketAxess Holdings, Inc.	(38)	(7,363)	(0.2)
Martin Marietta Materials, Inc.	(59)	(11,766)	(0.2)
McCormick & Co., Inc. (Non-Voting)	(76)	(8,933)	(0.2)
Medtronic plc	(182)	(16,422)	(0.3)
MetLife, Inc.	(393)	(17,976)	(0.4)
Mid-America Apartment Communities, Inc.	(1,270)	(127,991)	(2.7)
Middleby Corp. (The)	(276)	(28,284)	(0.6)
Mohawk Industries, Inc.	(32)	(6,028)	(0.1)
Mondelez International, Inc.	(232)	(10,064)	(0.2)
Monster Beverage Corp.	(2,497)	(149,870)	(3.1)
Morgan Stanley	(996)	(50,358)	(1.1)
Mosaic Co. (The)	(781)	(23,516)	(0.5)
Mylan NV	(678)	(25,296)	(0.5)
National Instruments Corp.	(374)	(16,385)	(0.3)
Nektar Therapeutics	(418)	(21,987)	(0.5)
Neurocrine Biosciences, Inc.	(862)	(86,622)	(1.8)
New Residential Investment Corp.	(1,511)	(27,032)	(0.6)
New York Community Bancorp, Inc.	(16,528)	(178,007)	(3.7)
Newell Brands, Inc.	(13,911)	(364,329)	(7.6)
NextEra Energy, Inc.	(375)	(62,827)	(1.3)
Nielsen Holdings plc	(300)	(7,068)	(0.1)
NiSource, Inc.	(3,069)	(80,346)	(1.7)
Noble Energy, Inc.	(410)	(14,797)	(0.3)
Nordson Corp.	(566)	(75,906)	(1.6)
Norfolk Southern Corp.	(172)	(29,068)	(0.6)
Nucor Corp.	(333)	(22,288)	(0.5)
Olin Corp.	(436)	(12,866)	(0.3)
Omega Healthcare Investors, Inc.	(211)	(6,265)	(0.1)
ONEOK, Inc.	(737)	(51,914)	(1.1)
PacWest Bancorp	(1,397)	(70,157)	(1.5)
Parsley Energy, Inc.	(9,692)	(304,620)	(6.4)
PayPal Holdings, Inc.	(589)	(48,380)	(1.0)
Perrigo Co. plc	(920)	(74,078)	(1.5)
Philip Morris International, Inc.	(162)	(13,981)	(0.3)
Pioneer Natural Resources Co.	(62)	(11,735)	(0.2)
PPL Corp.	(113)	(3,251)	(0.1)
PRA Health Sciences, Inc.	(735)	(77,278)	(1.6)
Principal Financial Group, Inc.	(775)	(45,012)	(0.9)
QIAGEN NV	(691)	(25,053)	(0.5)
QUALCOMM, Inc.	(3,058)	(195,987)	(4.1)
Qurate Retail, Inc.	(1,836)	(39,088)	(0.8)
Realty Income Corp.	(262)	(14,612)	(0.3)
Regency Centers Corp.	(44)	(2,800)	(0.1)
ResMed, Inc.	(847)	(89,596)	(1.9)
Rollins, Inc.	(305)	(16,757)	(0.3)

54	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Roper Technologies, Inc.	(626)	$(188,989)	(3.9	) %
Sabre Corp.	(507)	(12,482)	(0.3)
SCANA Corp.	(92)	(3,679)	(0.1)
Seattle Genetics, Inc.	(20)	(1,408)	(0.0)
Sempra Energy	(186)	(21,500)	(0.4)
Sensata Technologies Holding plc	(209)	(11,363)	(0.2)
ServiceMaster Global Holdings, Inc.	(530)	(30,205)	(0.6)
Sherwin-Williams Co. (The)	(284)	(125,167)	(2.6)
Shire plc	(2,158)	(122,907)	(2.6)
Signature Bank	(1,019)	(111,794)	(2.3)
Spectrum Brands Holdings, Inc.	(1,657)	(144,772)	(3.0)
Sprint Corp.	(43,027)	(233,637)	(4.9)
Square, Inc.	(3,780)	(244,377)	(5.1)
SS&C Technologies Holdings, Inc.	(183)	(9,712)	(0.2)
Stericycle, Inc.	(1,645)	(114,920)	(2.4)
STERIS plc	(392)	(44,872)	(0.9)
Stryker Corp.	(210)	(34,282)	(0.7)
Symantec Corp.	(988)	(19,977)	(0.4)
Take-Two Interactive Software, Inc.	(871)	(98,440)	(2.1)
Targa Resources Corp.	(4,238)	(216,435)	(4.5)
Teleflex, Inc.	(52)	(14,181)	(0.3)
Tesla, Inc.	(2,662)	(793,649)	(16.6)
TransDigm Group, Inc.	(58)	(21,781)	(0.5)
TransUnion	(214)	(15,494)	(0.3)
Ulta Beauty, Inc.	(114)	(27,860)	(0.6)
Union Pacific Corp.	(138)	(20,685)	(0.4)
United Technologies Corp.	(2,036)	(276,367)	(5.8)
USG Corp.	(861)	(37,212)	(0.8)

	Shares	Value	% of Basket Value
United States (continued)
Vail Resorts, Inc.	(106)	$(29,348)	(0.6)%
Veeva Systems, Inc.	(114)	(8,622)	(0.2)
Ventas, Inc.	(460)	(25,935)	(0.5)
Verisk Analytics, Inc.	(368)	(40,708)	(0.8)
Vulcan Materials Co.	(684)	(76,608)	(1.6)
Wabtec Corp.	(4,139)	(456,614)	(9.5)
Waste Connections, Inc.	(4,543)	(352,582)	(7.4)
WEC Energy Group, Inc.	(819)	(54,357)	(1.1)
Wells Fargo & Co.	(292)	(16,729)	(0.3)
Welltower, Inc.	(1,502)	(94,025)	(2.0)
WestRock Co.	(660)	(38,267)	(0.8)
WEX, Inc.	(1,059)	(201,019)	(4.2)
Whirlpool Corp.	(61)	(7,997)	(0.2)
Williams Cos., Inc. (The)	(4,784)	(142,324)	(3.0)
Willis Towers Watson plc	(257)	(40,971)	(0.9)
Worldpay, Inc.	(635)	(52,191)	(1.1)
WPX Energy, Inc.	(16,341)	(306,721)	(6.4)
WR Berkley Corp.	(219)	(16,602)	(0.3)
Wynn Resorts Ltd.	(211)	(35,191)	(0.7)
XPO Logistics, Inc.	(226)	(22,537)	(0.5)
Zillow Group, Inc.	(3,792)	(211,215)	(4.4)
Zimmer Biomet Holdings, Inc.	(6)	(754)	(0.0)

		(17,691,272)

Total Reference Entity — Short		(39,829,938)

Net Value of Reference Entity — JP Morgan Chase Bank NA		$4,789,242

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$59,358	$—	$336,394	$—	$201,962	$—	$597,714
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	1,246,208	—	—	1,246,208
Swaps — centrally cleared
Net unrealized appreciation(a)	—	205,623	—	—	—	—	205,623
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	549,361	—	2,954,213	—	182,093	—	3,685,667

	$608,719	$205,623	$3,290,607	$1,246,208	$384,055	$—	$5,735,212

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$265,291	$—	$626,019	$—	$—	$—	$891,310
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,358,301	—	—	1,358,301
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	221,525	—	209,351	—	224,920	—	655,796

	$486,816	$—	$835,370	$1,358,301	$224,920	$—	$2,905,407

(a)

Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

CONSOLIDATED SCHEDULE OF INVESTMENTS	55

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

For the year ended July 31, 2018, the effect of derivative financial instruments in the Consolidated Statement of Operations were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$(36,560)	$—	$(684,562)	$—	$(59,992)	$—	$(781,114)
Forward foreign currency exchange contracts	—	—	—	741,237	—	—	741,237
Swaps	183,492	55,657	(1,782,398)	—	418,543	—	(1,124,706)

	$146,932	$55,657	$(2,466,960)	$741,237	$358,551	$—	$(1,164,583)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(205,933)	$—	$(139,040)	$—	$251,162	$—	$(93,811)
Forward foreign currency exchange contracts	—	—	—	347,664	—	—	347,664
Swaps	68,699	205,623	2,817,533	—	43,163	—	3,135,018

	$(137,234)	$205,623	$2,678,493	$347,664	$294,325	$—	$3,388,871

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$58,133,852
Average notional value of contracts — short	$17,554,912
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$52,724,108
Average amounts sold — in USD	$24,743,529
Credit default swaps:
Average notional value — sell protection	$3,810,865
Total return swaps:
Average notional value	$105,665,435

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$320,977	$503,603
Forward foreign currency exchange contracts	1,246,208	1,358,301
Swaps — Centrally cleared	95,330	—
Swaps — OTC(a)	3,685,667	655,796

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$5,348,182	$2,517,700
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(416,307)	(503,603)

Total derivative assets and liabilities subject to an MNA	$4,931,875	$2,014,097

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid in the Consolidated Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)(e)
Bank of America NA	$812,611	$(275)	$—	$—	$812,336
Bank of America NA(f)	10,402	(10,402)	—	—	—
BNP Paribas SA	9,303	(5,432)	—	—	3,871
BNP Paribas SA(f)	2,057	(2,057)	—	—	—
Citibank NA	327,207	—	—	(260,000)	67,207
Credit Suisse International	692,291	—	—	—	692,291
Deutsche Bank AG(f)	215,041	(73,779)	—	—	141,262
HSBC Bank plc(f)	67,054	(17,763)	—	—	49,291

56	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)(e)
JP Morgan Chase Bank NA	$1,310,822	$—	$—	$—	$1,310,822
JP Morgan Chase Bank NA(f)	755,483	(755,483)	—	—	—
Merrill Lynch International & Co.	536,361	(259,418)	—	(190,000)	86,943
Merrill Lynch International & Co.(f)	6,650	(6,650)	—	—	—
Morgan Stanley & Co. International plc	83	—	—	—	83
Morgan Stanley & Co. International plc(f)	186,510	(139,985)	—	—	46,525

	$4,931,875	$(1,271,244)	$—	$(450,000)	$3,210,631

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities (d)(e)
Bank of America NA	$1,829	$(275)	$—	$(1,554)	$—
Bank of America NA(f)	41,823	(10,402)	—	—	31,421
BNP Paribas SA	5,432	(5,432)	—	—	—
BNP Paribas SA(f)	319,069	(2,057)	—	—	317,012
Deutsche Bank AG	174,853	—	(174,853)	—	—
Deutsche Bank AG(f)	73,779	(73,779)	—	—	—
HSBC Bank plc(f)	17,763	(17,763)	—	—	—
JP Morgan Chase Bank NA(f)	758,621	(755,483)	—	—	3,138
Merrill Lynch International & Co.	259,418	(259,418)	—	—	—
Merrill Lynch International & Co.(f)	221,525	(6,650)	—	—	214,875
Morgan Stanley & Co. International plc(f)	139,985	(139,985)	—	—	—

	$2,014,097	$(1,271,244)	$(174,853)	$(1,554)	$566,446

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
(e)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(f)	Represents derivatives owned by the BlackRock Cayman Total Factor Fund, Ltd., a wholly-owed subsidiary of the Fund. See Note 1.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Consolidated Notes to Financial Statements. The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Government Obligations(a)	$—	$21,760,830	$—	$21,760,830
U.S. Treasury Obligations	—	3,437,472	—	3,437,472
Short-Term Securities:
Money Market Funds	7,557,030	—	—	7,557,030
U.S. Treasury Obligations	—	107,943,205	—	107,943,205

	$7,557,030	$133,141,507	$—	$140,698,537

Derivative Financial Instruments(b)
Assets:
Commodity contracts	$59,358	$549,361	$—	$608,719
Credit contracts	—	205,623	—	205,623
Equity contracts	336,394	2,954,213	—	3,290,607
Foreign currency exchange contracts	—	1,246,208	—	1,246,208
Interest rate contracts	201,962	182,093	—	384,055

CONSOLIDATED SCHEDULE OF INVESTMENTS	57

Consolidated Schedule of Investments (continued) July 31, 2018	BlackRock Total Factor Fund

	Level 1	Level 2	Level 3	Total
Liabilities:
Commodity contracts	$(265,291)	$(221,525)	$—	$(486,816)
Equity contracts	(626,019)	(209,351)	—	(835,370)
Foreign currency exchange contracts	—	(1,358,301)	—	(1,358,301)
Interest rate contracts	—	(224,920)	—	(224,920)

	$(293,596)	$3,123,401	$—	$2,829,805

(a)	See above Consolidated Schedule of Investments for values in each country.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended July 31, 2018, there were no transfers between levels.

See notes to Consolidated Financial Statements.

58	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities

July 31, 2018

BlackRock Total Factor Fund

ASSETS
Investments at value — unaffiliated (cost — $133,461,306)	$133,141,507
Investments at value — affiliated (cost — $7,557,030)	7,557,030
Cash	1,887,898
Cash pledged:
Collateral — OTC derivatives	1,160,000
Futures contracts	6,786,600
Centrally cleared swaps	695,000
Foreign currency at value (cost — $4,401,795)	4,406,040
Receivables:
Investments sold	43,165
Swaps	494
Capital shares sold	210,674
Dividends — affiliated	24,153
Interest — unaffiliated	31,626
From the Manager	152,026
Variation margin on futures contracts	320,977
Variation margin on centrally cleared swaps	95,330
Unrealized appreciation on:
Forward foreign currency exchange contracts	1,246,208
OTC swaps	3,685,667
Prepaid expenses	68,829

Total assets	161,513,224

LIABILITIES
Due to broker	1,387,759
Cash received:
Collateral — OTC derivatives	450,000
Payables:
Investments purchased	89,735
Capital shares redeemed	65,191
Printing fees	36,478
Professional fees	80,701
Service and distribution fees	1,567
Variation margin on futures contracts	503,603
Administration fees	5,200
Board realignment and consolidation	880
Investment advisory fees	12,175
Trustees’ and Officer’s fees	2,254
Other affiliates	14
Other accrued expenses	105,131
Unrealized depreciation on:
Forward foreign currency exchange contracts	1,358,301
OTC swaps	655,796

Total liabilities	4,754,785

NET ASSETS	$156,758,439

NET ASSETS CONSIST OF
Paid-in capital	$155,282,027
Undistributed net investment income	31,328
Accumulated net realized loss	(1,069,749)
Net unrealized appreciation (depreciation)	2,514,833

NET ASSETS	$156,758,439

NET ASSET VALUE
Institutional — Based on net assets of $122,627,296 and 12,047,492 shares outstanding, unlimited number of shares authorized, par value $0.001 per share.	$10.18

Investor A — Based on net assets of $4,936,415 and 486,292 shares outstanding, unlimited number of shares authorized, par value $0.001 per share.	$10.15

InvestorC — Based on net assets of $754,867 and 74,879 shares outstanding, unlimited number of shares authorized, par value $0.001 per share.	$10.08

ClassK — Based on net assets of $28,439,861 and 2,793,135 shares outstanding, unlimited number of shares authorized, par value $0.001 per share.	$10.18

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	59

Consolidated Statement of Operations

July 31, 2018

BlackRock Total Factor Fund

INVESTMENT INCOME
Dividends — affiliated	$229,397
Dividends — unaffiliated	171
Interest — unaffiliated(a)	827,595

Total investment income	1,057,163

EXPENSES
Investment advisory	327,999
Pricing	251,215
Accounting services	210,831
Registration	126,969
Professional	83,230
Printing	60,194
Administration	27,880
Offering	26,596
Custodian	19,110
Service and distribution — class specific	15,993
Transfer agent — class specific	15,795
Administration — class specific	13,099
Trustees and Officer	12,032
Board realignment and consolidation	880
Recoupment of past waived and/or reimbursed fees — class specific	440
Miscellaneous	21,875

Total expenses	1,214,138
Less:
Administration fees waived	(22,995)
Administration fees waived — class specific	(4,824)
Fees waived and/or reimbursed by the Manager	(817,469)
Transfer agent fees waived and/or reimbursed — class specific	(4,294)

Total expenses after fees waived and/or reimbursed	364,556

Net investment income	692,607

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(462,408)
Capital gain distributions from investment companies — affiliated	110
Forward foreign currency exchange contracts	741,237
Foreign currency transactions	(117,627)
Futures contracts	(781,114)
Swaps . . . . .	(1,124,706)

(1,744,508)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(619,108)
Forward foreign currency exchange contracts	347,664
Foreign currency translations	(44,231)
Futures contracts	(93,811)
Swaps . . . . .	3,135,018

2,725,532

Net realized and unrealized gain	981,024

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,673,631

(a)	Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Consolidated Financial Statements.

See notes to consolidated financial statements.

60	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

	BlackRock Total Factor Fund
	Year Ended July 31,
	2018	2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$692,607	$(20,638)
Net realized gain (loss)	(1,744,508)	2,683,064
Net change in unrealized appreciation (depreciation)	2,725,532	(904,701)

Net increase in net assets resulting from operations	1,673,631	1,757,725

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	—	(116,290)
Investor A	—	(3,715)
From net realized gain:
Institutional	(1,566,121)	(288,659)
Investor A	(113,382)	(18,217)
Investor C	(29,375)	(5,387)
Class K	(54,215)	—

Decrease in net assets resulting from distributions to shareholders	(1,763,093)	(432,268)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	122,049,123	3,654,410

NET ASSETS
Total increase in net assets	121,959,661	4,979,867
Beginning of year	34,798,778	29,818,911

End of year	$156,758,439	$34,798,778

Undistributed (distributions in excess of) net investment income, end of year	$31,328	$(1,126)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	61

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund
	Institutional
	Year Ended July 31,
	2018	2017		2016	2015	2014
Net asset value, beginning of year	$10.18	$9.79		$9.96	$10.11	$9.54

Net investment income (loss)(a)	0.08	(0.00	)(b)	(0.04)	(0.06)	(0.07)
Net realized and unrealized gain	0.39	0.53		0.29	0.28	1.02

Net increase from investment operations	0.47	0.53		0.25	0.22	0.95

Distributions(c)
From net investment income	—	(0.04)		(0.42)	(0.35)	(0.38)
From net realized gain	(0.47)	(0.10)		—	(0.02)	—

Total distributions	(0.47)	(0.14)		(0.42)	(0.37)	(0.38)

Net asset value, end of year	$10.18	$10.18		$9.79	$9.96	$10.11

Total Return(d)
Based on net asset value	4.59%	5.46%		2.86%	2.24%	10.24%

Ratios to Average Net Assets
Total expenses(e)	1.82%	1.65%		1.61%	1.52%	1.69%

Total expenses after fees waived and/or reimbursed and paid indirectly(e)	0.54%	0.68%		1.00%	1.00%	1.00%

Net investment income (loss) (e)	0.76%	(0.03)%		(0.45)%	(0.61)%	(0.67)%

Supplemental Data
Net assets, end of year (000)	$122,627	$31,334		$27,712	$35,597	$26,325

Portfolio turnover rate	64%	73%		11%	4%	77%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.05%	0.11%	0.08%	0.09%	0.10%

See notes to consolidated financial statements.

62	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund (continued)
	Investor A
	Year Ended July 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.15	$9.77	$9.93	$10.09	$9.53

Net investment income (loss)(a)	0.02	(0.02)	(0.07)	(0.09)	(0.08)
Net realized and unrealized gain	0.42	0.52	0.30	0.28	1.00

Net increase from investment operations	0.44	0.50	0.23	0.19	0.92

Distributions(b)
From net investment income	—	(0.02)	(0.39)	(0.33)	(0.36)
From net realized gain	(0.44)	(0.10)	—	(0.02)	—

Total distributions	(0.44)	(0.12)	(0.39)	(0.35)	(0.36)

Net asset value, end of year	$10.15	$10.15	$9.77	$9.93	$10.09

Total Return(c)
Based on net asset value	4.35%	5.16%	2.68%	1.97%	9.92%

Ratios to Average Net Assets
Total expenses(d)	2.20%	2.09%	2.03%	1.94%	2.09%

Total expenses after fees waived and/or reimbursed and paid indirectly(d)	0.80%	0.91%	1.25%	1.25%	1.25%

Net investment income (loss)(d)	0.18%	(0.21)%	(0.70)%	(0.86)%	(0.81)%

Supplemental Data
Net assets, end of year (000)	$4,936	$2,327	$1,448	$1,811	$1,014

Portfolio turnover rate	64%	73%	11%	4%	77%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.05%	0.11%	0.08%	0.09%	0.10%

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	63

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund (continued)
	Investor C
	Year Ended July 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.07	$9.71	$9.84	$10.02	$9.48

Net investment loss(a)	(0.11)	(0.10)	(0.13)	(0.16)	(0.16)
Net realized and unrealized gain	0.48	0.52	0.29	0.29	1.00

Net increase from investment operations	0.37	0.42	0.16	0.13	0.84

Distributions(b)
From net investment income	—	—	(0.29)	(0.29)	(0.30)
From net realized gain	(0.36)	(0.06)	—	(0.02)	—

Total distributions	(0.36)	(0.06)	(0.29)	(0.31)	(0.30)

Net asset value, end of year	$10.08	$10.07	$9.71	$9.84	$10.02

Total Return(c)
Based on net asset value	3.62%	4.40%	1.82%	1.32%	9.09%

Ratios to Average Net Assets
Total expenses(d)	2.98%	2.80%	2.72%	2.59%	2.80%

Total expenses after fees waived and/or reimbursed and paid indirectly(d)	1.55%	1.68%	2.00%	2.00%	2.00%

Net investment loss(d)	(1.08)%	(1.01)%	(1.45)%	(1.56)%	(1.67)%

Supplemental Data
Net assets, end of year (000)	$755	$908	$659	$851	$402

Portfolio turnover rate	64%	73%	11%	4%	77%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.05%	0.11%	0.08%	0.09%	0.10%

See notes to consolidated financial statements.

64	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Factor Fund (continued)
	Class K
	Year ended 07/31/2018	Period from 02/03/2017 (a) to 07/31/2017
Net asset value, beginning of period	$10.18	$9.76

Net investment income(b)	0.28	0.01
Net realized and unrealized gain	0.19	0.41

Net increase from investment operations	0.47	0.42

Distributions from net realized gain(c)
From net realized gain	(0.47)	—
Net asset value, end of period	$10.18	$10.18

Total Return(d)
Based on net asset value	4.61%	4.30	%(e)

Ratios to Average Net Assets
Total expenses(f)	1.81%	1.84	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly(f)	0.50%	0.49	%(g)

Net investment income(f)	2.79%	0.28	%(g)

Supplemental Data
Net assets, end of period (000)	$28,440	$230

Portfolio turnover rate	64%	73	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year ended 07/312018	Period from 02/03/2017 (a) to 07/312017
Investments in underlying funds	0.05%	0.11%

(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.See notes to consolidated financial statements.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	65

Notes to Consolidated Financial Statements

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Total Factor Fund (the “Fund”) is a series of the Trust. The Fund’s classification changed from non-diversified to diversified during the period.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a CDSC. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders. Investor A and Investor C bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

Basis of Consolidation:

The accompanying consolidated financial statements of the Fund include the account of BlackRock Cayman Total Factor Fund, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables the Fund to hold these commodity-related instruments and other derivatives and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Defensive Positions: Investment policies may vary for temporary defensive purposes during periods in which the investment adviser believes that conditions in the securities markets or other economic, financial or political conditions warrant. Under such conditions, the Fund may invest up to 100% of its total assets in U.S. Government securities, certificates of deposit, repurchase agreements that involve purchases of debt securities, bankers’ acceptances and other bank obligations, commercial paper, money market funds and/or other debt securities, or may hold its assets in cash. The investment adviser applies this defensive posture as applicable and is consistent with the Fund’s investment policies.

66	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (continued)

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.”

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	67

Notes to Consolidated Financial Statements  (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in Cash pledged: Futures contracts on the Consolidated Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal

68	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (continued)

to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure, to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in Cash pledged as collateral for OTC derivatives on the Consolidated Statement of Assets and Liabilities.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted, are included in Cash pledged for centrally cleared swaps on the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Consolidated Statement of Operations.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

•	Total return basket swaps — Total return swaps are entered into to obtain exposure to a portfolio of long and short securities without owning such securities.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions,

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	69

Notes to Consolidated Financial Statements  (continued)

subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an Inter- national Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets.

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.50%
$1 Billion — $3 Billion	0.47
$3 Billion — $5 Billion	0.45
$5 Billion — $10 Billion	0.44
Greater than $10 Billion	0.43

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.

With respect to the Fund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

70	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (continued)

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended July 31, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Total
Service and distribution Fees	$7,595	$8,398	$15,993

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Consolidated Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended July 31, 2018, the Fund paid the following to the Manager in return for these services, which are included in administration – class specific in the Consolidated Statement of Operations:

Institutional	Investor A	Investor C	Class K	Total
$10,084	$607	$168	$2,240	$13,099

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2018, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended July 31, 2018, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Consolidated Statement of Operations:

Institutional	Investor A	Investor C	Class K	Total
$269	$275	$168	$38	$750

For the year ended July 31, 2018, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$9,640	$4,367	$1,466	$322	$15,795

Other Fees: For the year ended July 31, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $1,690

Expense Waivers, Limitations, Reimbursements and Recoupments: With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended July 31, 2018, the amount waived was $14,608.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	71

Notes to Consolidated Financial Statements  (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2018, there were no fees waived by the Manager.

With respect to the Fund, the Manager contractually or voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Class K
0.55%	0.80%	1.55%	0.50%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2018, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2018, the Manager waived and/or reimbursed $802,861, which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.

For the year ended July 31, 2018, administration fees waived at the Fund level was $22,995. This amount is included in administration fees waived in the Consolidated Statement of Operations.

These amounts waived and/or reimbursed are shown as administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Consolidated Statement of Operations. For the year ended July 31, 2018, class specific expense waivers and/or reimbursements are as follows:

	Institutional	Investor A	Investor C	Class K	Total
Administration Fees Waived	$1,809	$607	$169	$2,239	$4,824
Transfer Agent Fees Waived and/or Reimbursed	75	2,845	1,053	321	4,294

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense cap limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

For the year ended July 31, 2018, the Manager recouped waivers and/or reimbursements previously recorded of $440 for Institutional Class.

On July 31, 2018, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2019	2020
Fund Level	$289,744	$825,826
Institutional	4,737	1,884
Investor A	3,429	3,452
Investor C	1,186	1,222
Class K	20	2,560

The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on July 31, 2018:

Fund Level	$165,354
Institutional	16,553
Investor A	3,186
Investor C	936
Class K	—

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

72	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (continued)

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended July 31, 2018, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.

7.	PURCHASES AND SALES

For the year ended July 31, 2018, purchases and sales of investments, excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$21,249,840	$7,519,459
U.S. Government Securities	$4,203,903	$1,715,095

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2018. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to foreign currency transactions, non-deductible expenses, accounting for swap agreements and the characterization of income/losses from a wholly owned foreign subsidiary were reclassified to the following accounts:

Paid-capital	$(466,081)
Undistributed (distributions in excess of) net investment income	(660,153)
Accumulated net realized loss	1,126,234

The tax character of distributions paid was as follows:

Ordinary income	07/31/18	$1,760,003
	07/31/17	432,268
Long-term capital gains	07/31/18	3,090

Total	07/31/18	$1,763,093

	07/31/17	$432,268

As of period end, the tax components of accumulated net earnings (losses) were as follows:

Undistributed ordinary income	$2,409,173
Net unrealized gains(a)	470,641
Qualified late-year losses(b)	(1,403,402)

$1,476,412

(a)

The differences between book-basis and tax-basis net unrealized losses were attributable primarily to the deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains/losses on certain futures and foreign currency contracts, amortization methods for premiums and discounts on fixed income securities, investment in wholly owned subsidiaries and the accounting for swap agreements

(b)	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of July 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$140,904,335

Gross unrealized appreciation	5,987,786
Gross unrealized depreciation	(5,514,711)

Net unrealized appreciation (depreciation)	$473,075

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	73

Notes to Consolidated Financial Statements  (continued)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Funds or to its shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Prior to April 19, 2018, the aggregate commitment amount was $2.1 billion and the fee was 0.12% per annum. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Consolidated Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2018, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed- income securities will increase as interest rates fall and decrease as interest rates rise.

74	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 07/31/2018		Year Ended 07/31/2017
	Shares	Amount	Shares	Amount
Institutional
Shares sold	10,021,246	$101,833,118	342,731	$3,391,100
Shares issued in reinvestment of distributions	28,785	293,887	3,057	29,504
Shares redeemed	(1,080,008)	(10,841,938)	(99,168)	(982,910)

Net increase	8,970,023	$91,285,067	246,620	$2,437,694

Investor A
Shares sold	336,005	$3,396,068	169,549	$1,663,296
Shares issued in reinvestment of distributions	10,671	108,738	2,247	21,637
Shares redeemed	(89,652)	(909,632)	(90,803)	(903,069)

Net increase	257,024	$2,595,174	80,993	$781,864

Investor C
Shares sold	9,316	$95,050	48,858	$480,729
Shares issued in reinvestment of distributions	2,803	28,480	535	5,128
Shares redeemed	(27,381)	(279,603)	(27,181)	(271,681)

Net increase (decrease)	(15,262)	$(156,073)	22,212	$214,176

			Period from 02/03/17 (a) to 07/31/17

Class K
Shares sold	2,889,127	$29,523,649	22,592	$220,676
Shares issued in reinvestment of distributions	4,365	44,570	—	—
Shares redeemed	(122,949)	(1,243,264)	—	—

Net increase	2,770,543	$28,324,955	22,592	$220,676

Total Net Increase	11,982,328	$122,049,123	372,417	$3,654,410

(a)	Commencement of operations.

As of July 31, 2018, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund, were as follows:

Institutional	Investor A	Investor C	Class K
2,504,182	2,509	2,509	20,492

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	75

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

BlackRock Funds and Shareholders of BlackRock Total Factor Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of BlackRock Total Factor Fund and its subsidiary (one of the funds constituting BlackRock Funds, referred to hereafter as the “Fund”) as of July 31, 2018, the related consolidated statement of operations for the year ended July 31, 2018, the consolidated statement of changes in net assets for each of the two years in the period ended July 31, 2018, including the related notes, and the consolidated financial highlights for each of the periods indicated therein ended on or after July 31, 2017 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period ended July 31, 2018 and the financial highlights for each of the periods indicated therein ended on or after July 31, 2017 indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

The consolidated financial statements as of and for the year ended July 31, 2016 and the consolidated financial highlights for each of the years or periods ended on or prior to July 31, 2016 (not presented herein, other than the consolidated financial highlights) were audited by other auditors whose report dated September 27, 2016 expressed an unqualified opinion on those consolidated financial statements and consolidated financial highlights.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 27, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information  (unaudited)

The following information is provided with respect to the ordinary income distributions paid during the fiscal year ended July 31, 2018:

	Payable Date	Percentage
Federal Obligation Interest(a)	12/29/17	28.17%
Interest-Related Dividends and Qualified Short-Term Gains for Non-U.S. Residents(b)	12/29/17	100.00%

(a)

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

(b)	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund distributed 20% long-term capital gains of $0.000814 per share, to shareholders of record on December 27, 2017.

76	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met in person on April 19, 2018 (the “April Meeting”) and May 17-18, 2018 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Total Factor Fund (the “Fund”), a series of the Trust, and BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor. The Board also considered the approval of the sub-advisory agreement between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund (the “Sub-Advisory Agreement”). The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. The Board also has a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements. The Board’s consideration of the Agreements is a year-long deliberative process, during which the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of the Fund’s service providers; marketing and promotional services; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Trust’s adherence to its compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence and impact of potential economies of scale, if any, and the sharing of potential economies of scale with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT	77

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

At the May Meeting, the Board considered, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared with its Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Fund’s performance as of December 31, 2017. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and certain performance metrics. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of the Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be impacted by even one period of significant outperformance or underperformance, so that a single investment theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three-, and five-year periods reported, the Fund ranked in the third, second and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance for the applicable period reported as compared to the Performance Peers. The Board noted that on February 3, 2017, the Fund had undergone certain changes to its investment process, and in connection with such changes, had changed its name from BlackRock Strategic Risk Allocation Fund to BlackRock Total Factor Fund.

In light of the Fund’s outcome oriented objective, BlackRock believes that certain other performance metrics may be more appropriate than the Performance Peers, and the Board was provided with a comparison of Fund performance relative to these metrics. Under these other metrics, for the one-year period the Fund outperformed its total return target, but for the three- and five-year periods, the Fund underperformed its total return target. The overall risk of the Fund, as measured by the standard deviation of returns, was below its upper threshold level for each of the periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a

78	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2017 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Fund, to the Fund. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Fund benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to the Fund and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund, each for a one-year term ending June 30, 2019. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT	79

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Rodney D. Johnson 1941	Chair of the Board(d) and Trustee (Since 2007)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	27 RICs consisting of 142 Portfolios	None
Mark Stalnecker 1951	Chair Elect of the Board (Since 2018)(d) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	27 RICs consisting of 142 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (PCRI) since 2017.	27 RICs consisting of 142 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	27 RICs consisting of 142 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	27 RICs consisting of 142 Portfolios	None
Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	27 RICs consisting of 142 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee (Since 2007)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	27 RICs consisting of 142 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee (Since 2007)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	27 RICs consisting of 142 Portfolios	None

80	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Independent Trustees (a) (continued)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Kenneth L. Urish 1951	Trustee (Since 2007)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	27 RICs consisting of 142 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	27 RICs consisting of 142 Portfolios	None
Frederick W. Winter 1945	Trustee (Since 2007)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	27 RICs consisting of 142 Portfolios	None

Interested Trustees (a)(e)
Robert Fairbairn 1965	Trustee (Since 2018)	Senior Managing Director of BlackRock, Inc. since 2010; oversees BlackRock’s Strategic Partner Program and Strategic Product Management Group; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	130 RICs consisting of 317 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	130 RICs consisting of 317 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has approved extending the mandatory retirement age for Rodney D. Johnson until December 31, 2018.

(c) Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(d) Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

(e) Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

TRUSTEE AND OFFICER INFORMATION	81

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
John MacKessy 1972	Anti-Money Laundering Compliance Officer (Since 2018)	Director of BlackRock, Inc. since 2017; Global Head of Anti-Money Laundering at BlackRock, Inc. since 2017; Director of AML Monitoring and Investigations Group of Citibank from 2015 to 2017; Global Anti-Money Laundering and Economic Sanctions Officer for MasterCard from 2011 to 2015.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. (b) Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective May 17, 2018, John MacKessy replaced Fernanda Piedra as the Anti-Money Laundering Compliance Officer of the Trust.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, United Kingdom

EH3 8BL

Accounting Agent

JPMorgan Chase Bank, N.A.

New York, NY 10179

Transfer Agent

BNY Mellon Investment Servicing (US) Inc

Wilmington, DE 19809

Custodian

JPMorgan Chase Bank, N.A.

New York, NY 10179

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

82	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semiannual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	83

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safe-guarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

84	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	New Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

ASX	Australian Securities Exchange
CAC	Cotation Assistée en Continu (French Stock Exchange)
CBOE	Chicago Board Options Exchange
CDX	Credit Default Swap Index
DAX	Deutscher Aktien Index
EMMI	European Money Markets Institute
HIBOR	Hong Kong Interbank Offer Rate
IBEX	Bolsa de Madrid (Spain Stock Exchange)
IBOVESPA	Indice Bolsa de Valores do Estado de Sao Paulo
KOSPI	Korean Stock Exchange
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
OMX	Stockholm Nordic Exchange
OTC	Over-The-Counter
RBOB	Reformulated Gasoline Blend Stock for Oxygen Blending
SONIA	Sterling Overnight Interbank Avergage Rate
SGX	Singapore Stock Exchange
S&P	Standard & Poor’s
TOPIX	Tokyo Stock Price Index
WTI	West Texas Intermediate

GLOSSARY OF TERMS USED IN THIS REPORT	85

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SRA-7/18-AR

Item 2 –

Code of Ethics — The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Total Factor Fund	$40,000	$27,000	$0	$4,000	$17,900	$13,707	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

[1]

The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

[2]

The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

[3]

Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

2

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Total Factor Fund	$17,900	$17,707

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

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Item 6 –	Investments(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 13 – Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: October 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: October 4, 2018

BlackRock Funds

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: October 4, 2018

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